2020 QUARTERLY REPORT
Russell Investment Funds
March 31, 2020
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 8
International Developed Markets Fund 20
Strategic Bond Fund 30
Global Real Estate Securities Fund 70
Notes to Schedules of Investments 75
Notes to Quarterly Report 77
Russell Investment Funds
Quarterly Report
March 31, 2020 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 90.1%
Consumer Discretionary - 11.0%
Amazon.com, Inc.(Æ) 5,932 11,565
Amerco , Inc. 627 182
Aramark 9,710 194
Bright Horizons Family Solutions, Inc.(Æ) 2,077 212
Carnival Corp. 3,338 44
Charter Communications, Inc. Class A(Æ) 15,046 6,565
Choice Hotels International, Inc.(Ñ) 3,980 244
Comcast Corp. Class A 31,965 1,099
Costco Wholesale Corp. 2,363 674
Darden Restaurants, Inc. 2,689 146
Domino's Pizza, Inc. 14,666 4,753
DR Horton, Inc. 14,344 488
Expedia Group, Inc. 1,917 108
Extended Stay America, Inc. 10,010 73
Five Below, Inc.(Æ) 3,108 219
Ford Motor Co. 55,821 270
Garmin, Ltd. 3,337 250
General Motors Co. 98,830 2,054
Gentex Corp. 24,202 536
Genuine Parts Co. 2,261 152
Goodyear Tire & Rubber Co. (The) 16,183 94
Home Depot, Inc. (The) 5,082 949
Lennar Corp. Class A 4,925 188
Liberty Media Corp. Class A(Æ) 6,201 197
Liberty SiriusXM Group Class C(Æ) 6,835 216
Macy's, Inc. 7,883 39
McDonald's Corp. 3,823 632
Mohawk Industries, Inc.(Æ) 1,643 125
Netflix, Inc.(Æ) 13,339 5,009
Nike, Inc. Class B 4,493 372
Norwegian Cruise Line Holdings, Ltd.(Æ) 7,320 80
Omnicom Group, Inc. 3,467 190
Penske Automotive Group, Inc. 3,280 92
PulteGroup, Inc. 33,177 741
Ross Stores, Inc. 2,740 238
Royal Caribbean Cruises, Ltd. 2,807 90
Sensata Technologies Holding PLC(Æ) 5,004 145
Starbucks Corp. 5,646 371
Tapestry, Inc. 5,818 75
Target Corp. 4,885 454
TJX Cos., Inc. 3,703 177
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 4,878 857
ViacomCBS , Inc. Class B 10,067 141
WABCO Holdings, Inc.(Æ) 3,992 539
Walmart, Inc. 8,705 989
Walt Disney Co. (The) 7,265 702
43,530
Consumer Staples - 3.7%
Archer-Daniels-Midland Co. 8,634 304
Coca-Cola Co. (The) 20,059 888
CVS Health Corp. 41,658 2,471
Ingredion, Inc. 24,143 1,823
JM Smucker Co. (The)(Ñ) 3,096 344
Kroger Co. (The) 34,167 1,029
Molson Coors Beverage Co. Class B 55,575 2,168
Mondelez International, Inc. Class A 9,921 497
PepsiCo, Inc. 7,645 918
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Procter & Gamble Co. (The) 15,970 1,757
Tyson Foods, Inc. Class A 42,746 2,473
14,672
Energy - 3.3%
BP PLC - ADR(Ñ) 115,412 2,815
Cabot Oil & Gas Corp. 10,541 181
Canadian Natural Resources, Ltd. 232,819 3,155
Chevron Corp. 33,280 2,411
ConocoPhillips 32,760 1,009
Exxon Mobil Corp. 28,966 1,100
Magna International, Inc. Class A 16,472 526
Marathon Petroleum Corp. 6,147 145
Phillips 66 5,747 308
Royal Dutch Shell PLC Class B - ADR 38,251 1,249
Valero Energy Corp. 2,772 126
13,025
Financial Services - 21.1%
Aflac, Inc. 13,013 446
AGNC Investment Corp.(Æ) 37,352 395
Alliance Data Systems Corp. 2,771 93
Allstate Corp. (The) 4,650 427
Ally Financial, Inc. 7,595 110
American Express Co. 6,013 515
American Homes 4 Rent Class A(ö) 9,422 219
American Tower Corp.(ö) 2,084 454
Annaly Capital Management, Inc.(ö) 375,770 1,905
Apple Hospitality REIT, Inc.(ö) 30,365 278
AvalonBay Communities, Inc.(ö) 1,131 166
Banco Santander SA - ADR(Ñ) 306,041 719
Bank of America Corp. 138,875 2,948
Bank of New York Mellon Corp. (The) 20,944 705
Berkshire Hathaway, Inc. Class B(Æ) 27,879 5,097
BlackRock, Inc. Class A 2,138 941
Broadridge Financial Solutions, Inc. 5,339 506
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 12,292 104
Capital One Financial Corp. 4,190 211
CBOE Global Markets, Inc. 6,168 550
CBRE Group, Inc. Class A(Æ) 6,371 240
Charles Schwab Corp. (The) 135,027 4,540
Chubb, Ltd. 5,626 628
Citigroup, Inc. 107,539 4,530
CME Group, Inc. Class A 40,024 6,921
Comerica, Inc. 28,911 848
Crown Castle International Corp.(ö) 15,789 2,280
CubeSmart (ö) 6,859 184
Discover Financial Services 4,249 152
Equinix , Inc.(Æ)(ö) 1,164 727
Essent Group, Ltd. 29,741 783
Essex Property Trust, Inc.(ö) 782 172
Everest Re Group, Ltd. 934 180
Fidelity National Information Services, Inc. 4,609 561
First Republic Bank 3,665 302
Fiserv, Inc.(Æ) 2,540 241
FleetCor Technologies, Inc.(Æ) 1,063 198
Global Payments, Inc. 4,781 690
Goldman Sachs Group, Inc. (The) 1,102 170
Hartford Financial Services Group, Inc. 5,215 184
Host Hotels & Resorts, Inc.(ö) 9,213 102

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intercontinental Exchange, Inc. 4,759 384
Invitation Homes, Inc.(ö) 8,610 184
Jack Henry & Associates, Inc. 5,046 783
JPMorgan Chase & Co. 36,957 3,327
KeyCorp 29,558 307
KKR & Co., Inc. Class A 235,820 5,535
Life Storage, Inc.(Æ)(ö) 2,382 225
M&T Bank Corp. 1,944 201
MasterCard, Inc. Class A 27,515 6,647
Medical Properties Trust, Inc.(ö) 13,740 238
Merck & Co., Inc. 14,451 1,112
MetLife, Inc. 4,703 144
MFA Financial, Inc.(ö) 37,864 59
Morgan Stanley 13,225 450
Northern Trust Corp. 4,706 355
PayPal Holdings, Inc.(Æ) 53,280 5,101
People's United Financial, Inc. 14,121 156
PNC Financial Services Group, Inc. (The) 4,233 405
Popular, Inc. 12,027 421
Prudential Financial, Inc. 4,951 258
Public Storage(ö) 963 191
Raymond James Financial, Inc. 5,545 350
Regency Centers Corp.(ö) 3,454 133
Reinsurance Group of America, Inc. Class A 1,509 127
RenaissanceRe Holdings, Ltd. 1,288 192
SLM Corp. 101,178 727
Starwood Property Trust, Inc.(ö) 14,105 145
State Street Corp. 8,729 465
Sun Communities, Inc.(ö) 1,770 221
Synchrony Financial 13,607 219
Travelers Cos., Inc. (The) 3,142 312
Truist Bank 19,179 591
Two Harbors Investment Corp.(ö) 169,815 647
US Bancorp 17,800 613
VEREIT, Inc.(ö) 25,982 127
Virtu Financial, Inc. Class A 10,601 221
Visa, Inc. Class A 56,753 9,144
Wells Fargo & Co. 38,675 1,110
Western Union Co. (The)(Ñ) 11,682 212
WP Carey, Inc.(ö) 2,849 165
83,626
Health Care - 11.9%
Abbott Laboratories 9,501 750
AbbVie, Inc. 25,287 1,927
Agilent Technologies, Inc. 7,578 543
Alexion Pharmaceuticals, Inc.(Æ) 12,307 1,105
Amgen, Inc. 1,304 264
Anthem, Inc.(Æ) 860 195
AstraZeneca PLC - ADR 25,224 1,127
Baxter International, Inc. 6,824 554
Becton Dickinson and Co. 2,678 615
Boston Scientific Corp.(Æ) 5,939 194
Bristol-Myers Squibb Co. 29,936 1,669
Centene Corp.(Æ) 7,579 450
Cerner Corp. 7,539 475
Cigna Corp. 2,621 464
Cooper Cos., Inc. (The) 719 198
Eli Lilly & Co. 5,151 715
Gilead Sciences, Inc. 12,268 917
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HCA Healthcare, Inc. 969 87
Horizon Therapeutics PLC(Æ) 14,194 420
Illumina, Inc.(Æ) 15,390 4,203
IQVIA Holdings, Inc.(Æ) 56,982 6,146
Jazz Pharmaceuticals PLC(Æ) 9,905 988
Johnson & Johnson 34,205 4,485
Laboratory Corp. of America Holdings(Æ) 2,367 299
MEDNAX, Inc.(Æ) 9,580 112
Medtronic PLC 26,905 2,426
Mylan NV(Æ) 52,279 779
Pfizer, Inc. 92,359 3,015
Qiagen NV(Æ) 5,970 248
Quest Diagnostics, Inc. 3,476 279
Regeneron Pharmaceuticals, Inc.(Æ) 844 412
STERIS PLC 1,563 219
Stryker Corp. 2,243 373
Thermo Fisher Scientific, Inc. 2,717 771
UnitedHealth Group, Inc. 28,158 7,023
Universal Health Services, Inc. Class B 3,794 376
Vertex Pharmaceuticals, Inc.(Æ) 1,069 254
Zimmer Biomet Holdings, Inc. 12,660 1,280
Zoetis, Inc. Class A 5,319 626
46,983
Materials and Processing - 5.5%
Air Products & Chemicals, Inc. 3,247 648
AptarGroup, Inc. 1,917 191
Ball Corp. 108,541 7,018
Berry Plastics Group, Inc.(Æ) 4,377 148
Crown Holdings, Inc.(Æ) 31,816 1,847
Dow, Inc. 5,472 160
DowDuPont , Inc. 29,324 1,000
Eastman Chemical Co. 21,525 1,003
Ecolab, Inc. 5,822 907
Freeport-McMoRan, Inc. 143,563 969
Huntsman Corp. 62,738 905
International Flavors & Fragrances, Inc.(Ñ) 2,888 295
Lennox International, Inc. 910 165
Linde PLC(Æ) 3,360 581
LyondellBasell Industries NV Class A 4,468 222
NewMarket Corp. 796 305
Newmont Corp. 52,394 2,372
Nucor Corp. 10,698 385
Owens Corning 4,178 162
PPG Industries, Inc. 2,485 208
Reliance Steel & Aluminum Co. 4,021 352
Royal Gold, Inc. 7,575 664
Silgan Holdings, Inc. 8,624 250
Sonoco Products Co. 3,596 167
Steel Dynamics, Inc. 7,891 178
Trane Technologies PLC 4,862 402
Westrock Co. 7,415 210
21,714
Producer Durables - 5.8%
3M Co. 2,193 299
Accenture PLC Class A 4,196 685
AECOM(Æ) 6,434 192
Ametek , Inc. 5,005 360
Automatic Data Processing, Inc. 4,921 673

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boeing Co. (The) 1,463 218
Booz Allen Hamilton Holding Corp. Class A 7,696 528
Carlisle Cos., Inc. 3,137 393
CH Robinson Worldwide, Inc.(Ñ) 3,238 214
Chart Industries, Inc.(Æ) 29,881 867
Cintas Corp. 1,104 191
CoStar Group, Inc.(Æ) 900 528
CSX Corp. 3,078 176
Cummins, Inc. 3,179 430
Danaher Corp. 4,739 656
Deere & Co. 1,450 200
Delta Air Lines, Inc. 8,188 234
Eaton Corp. PLC 9,970 776
Emerson Electric Co. 3,665 175
FedEx Corp. 3,636 441
Flir Systems, Inc. 4,588 146
Fortive Corp. 3,870 214
General Dynamics Corp. 1,440 191
HD Supply Holdings, Inc.(Æ) 5,959 169
HEICO Corp. 1,206 90
Honeywell International, Inc. 5,641 755
Huntington Ingalls Industries, Inc. 597 109
IDEX Corp. 2,079 287
IHS Markit , Ltd.(Æ) 8,664 520
Illinois Tool Works, Inc. 1,625 231
Ingersoll Rand, Inc.(Æ) 4,290 106
Johnson Controls International PLC(Æ) 22,607 609
Kansas City Southern 1,960 249
L3Harris Technologies, Inc. 3,321 598
Lockheed Martin Corp. 1,215 412
Middleby Corp.(Æ) 1,748 99
Northrop Grumman Corp. 1,657 501
PACCAR, Inc. 9,069 554
Paychex, Inc. 8,520 536
Quanta Services, Inc. 6,202 197
Raytheon Co.(Æ) 12,179 1,309
Republic Services, Inc. Class A 4,849 364
Roper Technologies, Inc. 1,312 409
S&P Global, Inc. 2,205 540
Snap-on, Inc. 1,486 162
Southwest Airlines Co. 7,581 270
Textron, Inc. 6,057 162
Toro Co. (The) 4,294 279
Union Pacific Corp. 2,511 354
United Parcel Service, Inc. Class B 2,401 224
Verisk Analytics, Inc. Class A 2,323 324
Waste Management, Inc. 33,915 3,140
Waters Corp.(Æ) 2,319 422
22,768
Technology - 24.6%
Adobe, Inc.(Æ) 10,231 3,256
Allegion PLC 2,791 257
Alphabet, Inc. Class A(Æ) 7,817 9,084
Alphabet, Inc. Class C(Æ) 1,244 1,447
Amdocs, Ltd. 12,178 669
Amphenol Corp. Class A 6,538 476
Ansys , Inc.(Æ) 640 149
Apple, Inc. 24,300 6,179
Applied Materials, Inc. 55,330 2,535
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arista Networks, Inc.(Æ) 22,898 4,638
Arrow Electronics, Inc.(Æ) 5,107 265
Autodesk, Inc.(Æ) 27,587 4,306
Black Knight, Inc.(Æ) 3,882 225
Broadcom, Inc. 2,842 674
CDW Corp. 2,415 225
Cisco Systems, Inc. 31,850 1,252
Citrix Systems, Inc. 6,022 852
Cognizant Technology Solutions Corp. Class
A 4,227 196
Corning, Inc. 7,541 155
Corteva , Inc. Class W 55,483 1,304
Coupa Software, Inc.(Æ) 14,999 2,096
Cypress Semiconductor Corp. 31,621 737
Dell Technologies, Inc. Class C(Æ) 7,292 288
Dolby Laboratories, Inc. Class A 5,543 300
DXC Technology Co. 3,665 48
Electronic Arts, Inc.(Æ) 4,432 444
F5 Networks, Inc.(Æ) 2,416 258
Facebook, Inc. Class A(Æ) 30,149 5,029
Genpact , Ltd. 17,127 500
Hewlett Packard Enterprise Co. Class H 25,802 251
HP, Inc.(Æ) 25,392 441
Intel Corp. 36,857 1,995
Intuit, Inc. 1,727 397
IPG Photonics Corp.(Æ) 6,110 674
Jabil Circuit, Inc. 7,666 188
Juniper Networks, Inc. 20,695 396
Lam Research Corp. 1,205 289
Leidos Holdings, Inc. 5,593 513
LogMeIn, Inc. 3,186 265
Marvell Technology Group, Ltd. 87,615 1,983
Micron Technology, Inc.(Æ) 15,412 648
Microsoft Corp. 152,406 24,037
Motorola Solutions, Inc. 1,828 243
ON Semiconductor Corp.(Æ) 10,724 133
Oracle Corp. 13,170 637
Salesforce.com, Inc.(Æ) 4,323 622
ServiceNow , Inc.(Æ) 14,275 4,091
SYNNEX Corp. 2,413 176
Synopsys, Inc.(Æ) 3,910 504
Take-Two Interactive Software, Inc.(Æ) 32,413 3,845
Teradyne, Inc. 5,072 275
Texas Instruments, Inc. 8,754 875
Twilio , Inc. Class A(Æ) 19,448 1,740
Uber Technologies, Inc.(Æ) 126,722 3,538
VMware, Inc. Class A(Æ) 1,967 238
Zynga, Inc. Class A(Æ) 38,500 264
97,102
Utilities - 3.2%
AT&T, Inc. 154,062 4,491
Avangrid , Inc. 4,903 215
CenterPoint Energy, Inc. 10,109 156
Consolidated Edison, Inc. 4,123 322
DTE Energy Co. 1,968 187
Duke Energy Corp. 6,335 512
Evergy , Inc. 10,550 581
Eversource Energy(Æ) 3,433 268
Exelon Corp. 11,311 416

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Business Machines Corp. 4,227 469
NextEra Energy, Inc. 1,291 311
Pinnacle West Capital Corp. 1,968 149
PPL Corp. 10,727 265
Sempra Energy 1,950 220
Southern Co. (The) 4,650 252
Verizon Communications, Inc. 63,928 3,435
WEC Energy Group, Inc.(Æ) 5,587 492
12,741
Total Common Stocks
(cost $377,809) 356,161
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 5,115 19
Total Warrants & Rights
(cost $11) 19
Short-Term Investments - 9.3%
U.S. Cash Management Fund(@) 36,810,120
(∞)
36,799
Total Short-Term Investments
(cost $36,810) 36,799
Other Securities - 1.3%
U.S. Cash Collateral Fund(x)(@) 5,026,077
(∞)
5,026
Total Other Securities
(cost $5,026) 5,026
Total Investments 100.7%
(identified cost $419,656) 398,005
Other Assets and Liabilities, Net
- (0.7%)
(2,641)
Net Assets - 100.0%
395,364

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 236 USD 30,322 06/20
1,723
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,723
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 43,530 $ — $ —
$ —
$ 43,530
Consumer Staples 14,672 — —
—
14,672
Energy 13,025 — —
—
13,025
Financial Services 83,626 — —
—
83,626
Health Care 46,983 — —
—
46,983
Materials and Processing 21,714 — —
—
21,714
Producer Durables 22,768 — —
—
22,768
Technology 97,102 — —
—
97,102
Utilities 12,741 — —
—
12,741
Warrants & Rights 19 — —
—
19
Short-Term Investments — — —
36,799
36,799
Other Securities — — —
5,026
5,026
Total Investments 356,180 — — 41,825 398,005
Other Financial Instruments
Assets
Futures Contracts 1,723 — — — 1,723
Total Other Financial Instruments
*
$ 1,723 $ — $ — $ — $ 1,723
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 93.5%
Consumer Discretionary - 10.2%
1-800-Flowers.com, Inc. Class A(Æ) 2,093 28
Aaron's, Inc. Class A 3,587 82
Adtalem Global Education, Inc.(Æ) 5,442 146
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 14,300 52
American Eagle Outfitters, Inc. 11,921 95
American Outdoor Brands Corp.(Æ) 15,381 128
American Public Education, Inc.(Æ) 7,586 182
America's Car-Mart, Inc.(Æ) 6,796 383
B. Riley Financial, Inc. 38,375 707
Barnes & Noble Education, Inc.(Æ) 32,028 44
Bed Bath & Beyond, Inc.(Ñ) 8,587 36
Big Lots, Inc. 2,751 39
BJ's Restaurants, Inc. 25,288 351
BJ's Wholesale Club Holdings, Inc.(Æ) 3,377 86
BMC Stock Holdings, Inc.(Æ)(Û) 14,551 258
Brinker International, Inc. 10,069 121
Cable One, Inc.(Û) 187 308
Carrols Restaurant Group, Inc.(Æ) 31,162 57
Cato Corp. (The) Class A 8,044 86
Cavco Industries, Inc.(Æ) 4,069 590
Celestica, Inc.(Æ) 41,103 144
Central Garden & Pet Co. Class A(Æ)(Û) 4,678 120
Century Casinos, Inc.(Æ) 17,529 42
Century Communities, Inc.(Æ) 4,626 67
Cheesecake Factory, Inc. (The)(Ñ) 2,801 48
Chegg , Inc.(Æ) 14,637 524
Chico's FAS, Inc. 26,259 34
Children's Place, Inc. (The)(Ñ) 3,394 66
Churchill Downs, Inc. 1,620 167
Cooper Tire & Rubber Co. 7,684 125
Cooper-Standard Holdings, Inc.(Æ)(Û) 3,240 33
Cracker Barrel Old Country Store, Inc.(Ñ) 998 83
Cumulus Media, Inc. Class A(Æ) 17,876 97
Dana Holding Corp. 12,369 97
Deckers Outdoor Corp.(Æ) 869 117
Del Taco Restaurants, Inc.(Æ) 54,244 186
Delta Apparel, Inc.(Æ) 15,751 164
Dillard's, Inc. Class A(Ñ) 2,541 94
Domino's Pizza, Inc. 677 219
Entercom Communications Corp. Class A 4,723 8
First Cash Financial Services, Inc. 710 51
Fossil Group, Inc.(Æ) 3,471 11
Foundation Building Materials, Inc.(Æ) 2,423 25
Genesco, Inc.(Æ) 10,025 133
Golden Entertainment, Inc.(Æ) 900 6
Goodyear Tire & Rubber Co. (The) 16,441 96
GoPro, Inc. Class A(Æ) 16,101 42
Hamilton Beach Brands Holding Co. Class A 23,862 227
Haverty Furniture Cos., Inc.(Û) 4,600 55
HealthStream , Inc.(Æ)(Û) 1,560 37
Hillenbrand, Inc. 3,672 70
Hooker Furniture Corp. 3,900 61
Houghton Mifflin Harcourt Co.(Æ)(Ð) 5,796 11
iHeartMedia , Inc. Class A(Æ) 36,294 265
Inter Parfums , Inc. 11,335 525
International Game Technology PLC 12,742 76
IntriCon Corp.(Æ)(Ñ) 26,527 312
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
J Alexander's Holdings, Inc.(Æ) 30,813 118
Jack in the Box, Inc.(Û) 4,970 174
John Wiley & Sons, Inc. Class A 8,995 337
K12, Inc.(Æ)(Û) 9,900 187
Kontoor Brands, Inc.(Ñ) 7,854 151
La-Z-Boy, Inc. Class Z 3,844 79
LGI Homes, Inc.(Æ) 1,348 61
Libbey , Inc.(Æ) 4,863 2
Liberty Braves Group Class C(Æ)(Ð) 550 10
Lithia Motors, Inc. Class A 989 81
Madison Square Garden Co. (The) Class
A(Æ)(Ð)(Û) 1,139 241
Marchex , Inc. Class B(Æ) 4,000 6
Marriott Vacations Worldwide Corp. 4,204 234
Meredith Corp.(Ñ) 24,829 303
Meritage Homes Corp.(Æ) 2,774 101
Monro Muffler Brake, Inc. 1,809 79
Murphy USA, Inc.(Æ) 1,459 123
National CineMedia , Inc.(Ð) 4,019 13
Nautilus, Inc.(Æ) 8,509 22
Nexstar Media Group, Inc. Class A 1,461 84
Office Depot, Inc. 39,260 64
Papa John's International, Inc.(Ð) 1,563 83
PetIQ , Inc.(Æ)(Ñ) 23,002 534
Planet Fitness, Inc. Class A(Æ)(Û) 4,620 225
Quotient Technology, Inc.(Æ) 7,566 49
Rent-A-Center, Inc. Class A 3,634 51
REV Group, Inc. 3,200 13
Rosetta Stone, Inc.(Æ) 2,107 30
Sally Beauty Holdings, Inc.(Æ)(Ñ) 17,349 140
Scholastic Corp. 5,060 129
Scientific Games Corp. Class A(Æ)(Ð) 5,165 50
Skyline Champion Corp.(Æ) 29,920 469
SMART Global Holdings, Inc.(Æ)(Ñ) 15,690 381
Sonic Automotive, Inc. Class A 3,122 41
Sportsman's Warehouse Holdings, Inc.(Æ) 13,883 86
Stamps.com, Inc.(Æ) 1,097 143
Steven Madden, Ltd. 11,102 258
Systemax, Inc. 986 18
Taylor Morrison Home Corp. Class A(Æ) 8,671 95
Tenneco, Inc. Class A(Æ)(Ð) 5,511 20
Texas Roadhouse, Inc. Class A 6,189 256
TiVo Corp. 18,800 133
Travelzoo , Inc.(Æ)(Û) 1,100 4
Tribune Publishing Co.(Æ) 1,300 11
Turtle Beach Corp.(Æ)(Ñ) 12,686 79
Universal Technical Institute, Inc.(Æ) 2,523 15
Viad Corp. 1,650 35
Vista Outdoor, Inc.(Æ) 11,100 98
Visteon Corp.(Æ)(Ð) 2,560 123
Whirlpool Corp.(Ð) 91 8
Wingstop , Inc.(Ð) 2,520 201
Wolverine World Wide, Inc. 43,888 667
WW International, Inc.(Æ) 2,069 35
Wyndham Hotels & Resorts, Inc.(Ð) 5,688 179
Zumiez , Inc.(Æ) 2,271 39
15,385
Consumer Staples - 3.6%
Boston Beer Co., Inc. Class A(Æ) 354 130

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bunge, Ltd. Finance Corp. 6,733 276
Coca-Cola Bottling Co. 274 57
Energizer Holdings, Inc.(Ñ) 15,461 468
Farmer Brothers Co.(Æ) 20,741 144
Fresh Del Monte Produce, Inc. 8,130 224
Grocery Outlet Holding Corp.(Æ) 15,198 522
Helen of Troy, Ltd.(Æ) 793 114
Herbalife Nutrition, Ltd.(Æ)(Ð) 5,445 159
Ingles Markets, Inc. Class A 7,882 285
J&J Snack Foods Corp. 4,375 529
Lifevantage Corp.(Æ)(Ð) 2,200 23
National Beverage Corp.(Æ)(Ñ) 2,148 92
Nomad Foods, Ltd.(Æ) 36,198 673
Performance Food Group Co.(Æ) 7,982 197
PolyOne Corp.(Ð) 4,030 76
Post Holdings, Inc.(Æ)(Ð) 1,156 96
Primo Water Corp. 50,313 456
Quanex Building Products Corp. 5,056 51
Sanderson Farms, Inc.(Û) 2,083 257
SpartanNash Co. 9,916 142
Universal Corp. 2,315 102
USANA Health Sciences, Inc.(Æ) 3,179 183
WD-40 Co. 511 103
Weis Markets, Inc. 1,660 69
5,428
Energy - 1.4%
Berry Petroleum Corp. 3,085 7
Green Brick Partners, Inc.(Æ) 57,027 460
Green Plains, Inc.(Æ)(Ð) 5,658 27
Helix Energy Solutions Group, Inc.(Æ) 8,469 14
HollyFrontier Corp. 685 17
Magnolia Oil & Gas Corp.(Æ) 21,269 85
Matrix Service Co.(Æ) 34,703 328
Murphy Oil Corp. 8,504 52
Nabors Industries, Ltd. 27,994 11
National Energy Services Reunited Corp.(Æ) 47,394 241
Natural Gas Services Group, Inc.(Æ) 35,693 159
Newpark Resources, Inc.(Æ) 69,540 62
NOW, Inc.(Æ) 7,781 40
Oceaneering International, Inc.(Æ) 13,385 39
Par Pacific Holdings, Inc.(Æ) 7,000 50
ProPetro Holding Corp.(Æ) 7,904 20
REX American Resources Corp.(Æ) 479 22
Select Energy Services, Inc. Class A(Æ) 71,853 232
TETRA Technologies, Inc.(Æ) 201,552 64
TPI Composites, Inc.(Æ)(Ð) 2,779 41
Warrior Met Coal, Inc. 5,951 63
World Fuel Services Corp. 5,860 148
2,182
Financial Services - 20.2%
1st Source Corp. 3,359 109
AG Mortgage Investment Trust, Inc.(ö) 5,566 15
Agree Realty Corp.(ö) 2,070 128
Altisource Portfolio Solutions SA(Æ) 600 5
Amalgamated Bank Class A 1,100 12
American Campus Communities, Inc.(ö)(Û) 7,764 215
American Equity Investment Life Holding
Co. 4,995 94
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American National Bankshares , Inc. 3,868 92
Ameris Bancorp 11,954 284
Amerisafe , Inc. 1,593 103
Apollo Commercial Real Estate Finance,
Inc.(ö) 8,003 59
Argo Group International Holdings, Ltd. 6,140 228
Assured Guaranty, Ltd. 3,662 94
Atlantic Capital Bancshares, Inc.(Æ) 39,120 465
Atlantic Union Bankshares Corp.(Æ) 3,410 75
Axis Capital Holdings, Ltd. 5,990 232
Axos Financial, Inc.(Æ) 5,368 97
Banc of California, Inc. 55,526 444
BancFirst Corp. 930 31
Bancorp, Inc. (The)(Æ) 3,573 22
BancorpSouth Bank 4,824 91
BankFinancial Corp. 1,700 15
Banner Corp.(Û) 12,092 400
Baycom Corp.(Æ) 1,200 14
Berkshire Hills Bancorp, Inc. 3,099 46
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 7,431 138
Bridgewater Bancshares, Inc.(Æ) 1,200 12
Brighthouse Financial, Inc.(Æ)(Û) 9,526 230
Brightsphere Investment Group, Inc. 5,814 37
Brixmor Property Group, Inc.(ö) 16,072 153
Business First Bancshares, Inc.(Û) 300 4
Byline Bancorp, Inc. 15,313 159
Cadence Bancorp 8,985 59
Camden National Corp. 930 29
Camden Property Trust(ö)(Û) 3,596 285
Cannae Holdings, Inc.(Æ) 19,025 637
Capital City Bank Group, Inc. 14,931 300
Capstar Financial Holdings, Inc. 26,766 265
Capstead Mortgage Corp.(ö) 9,877 41
Carolina Financial Corp. 2,751 71
Carter Bank & Trust 20,311 187
Cathay General Bancorp 3,284 75
CBTX, Inc. 1,597 28
CenterState Bank Corp. 25,027 431
Central Pacific Financial Corp. 17,061 271
Century Bancorp, Inc. Class A 2,122 132
Civista Bancshares, Inc. 4,452 67
CNB Financial Corp. 550 10
Collectors Universe, Inc. 3,607 57
Columbia Banking System, Inc. 3,860 103
Community Bank System, Inc. 2,181 128
Consolidated- Tomoka Land Co. 5,545 252
CoreCivic , Inc.(Æ) 11,301 126
CorEnergy Infrastructure Trust, Inc.(ö) 5,983 110
CorePoint Lodging, Inc.(ö) 4,200 16
Cowen Group, Inc. Class A 13,873 134
Cullen/Frost Bankers, Inc. 2,780 155
CVB Financial Corp. 5,750 115
CyrusOne , Inc.(ö) 4,149 256
Deluxe Corp. 3,135 81
DiamondRock Hospitality Co.(ö) 19,050 97
Diversified Healthcare Trust(Æ) 15,605 57
Donegal Group, Inc. Class A 100 2
Eagle Bancorp, Inc. 8,371 253
Ellington Financial, Inc.(ö) 9,444 54
Enova International, Inc.(Æ) 2,346 34

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equity Commonwealth(ö)(Û) 8,290 263
Essent Group, Ltd. 9,468 249
Evercore , Inc. Class A(Û) 1,760 81
Everi Holdings, Inc.(Æ) 7,877 26
Farmers & Merchants Bancorp, Inc. 3,743 97
FB Financial Corp. 2,550 50
Federated Investors, Inc. Class B 4,440 85
FGL Holdings 7,476 73
First BanCorp (Û) 3,130 72
First Community Bankshares , Inc. 2,359 55
First Defiance Financial Corp. 3,929 58
First Financial Corp. 427 14
First Foundation, Inc. 34,679 354
First Interstate BancSystem , Inc. Class A 10,069 290
First Midwest Bancorp, Inc. 4,670 62
Forestar Group, Inc.(Æ) 1,078 11
Forrester Research, Inc.(Æ) 1,104 32
Fulton Financial Corp. 6,295 72
Gaming and Leisure Properties, Inc.(ö) 24,783 687
GEO Group, Inc. (The)(ö) 7,434 90
Glacier Bancorp, Inc. 2,681 91
Global Net Lease, Inc.(ö) 5,110 68
Goosehead Insurance, Inc. Class A(Æ)(Ñ) 5,320 237
Great Ajax Corp.(ö) 12,359 79
Great Southern Bancorp, Inc. 470 19
Great Western Bancorp, Inc. 3,455 71
Green Dot Corp. Class A(Æ) 13,016 330
Guaranty Bancshares, Inc.(Û) 460 11
Hallmark Financial Services, Inc.(Æ) 29,510 119
Hancock Holding Co. 4,324 84
Hanmi Financial Corp. 8,067 88
Hanover Insurance Group, Inc. (The) 2,639 239
HarborOne Bancorp, Inc.(Æ) 1,077 8
HCI Group, Inc.(Ð) 1,210 49
Heartland Financial USA, Inc. 4,017 121
Heritage Insurance Holdings, Inc. 400 4
Hilltop Holdings, Inc. 5,038 76
Home Bancorp, Inc.(Û) 280 7
Home BancShares , Inc. 8,140 98
HomeStreet , Inc. 31,208 694
HomeTrust Bancshares, Inc.(Û) 750 12
Hope Bancorp, Inc. 7,221 59
Houlihan Lokey , Inc. Class A 3,873 202
I3 Verticals, Inc. Class A(Æ) 34,567 660
Iberiabank Corp. 2,718 98
Independence Realty Trust, Inc.(ö) 66,697 596
Independent Bank Corp.(Û) 54,948 707
Independent Bank Group, Inc. 2,056 49
Industrial Logistics Properties Trust(ö) 6,783 119
Innovative Industrial Properties, Inc.(Ñ)(ö) 1,440 109
Invesco Mortgage Capital, Inc.(ö) 9,507 32
Investors Bancorp, Inc. 8,500 68
Investors Real Estate Trust(ö) 6,370 350
iStar , Inc.(ö) 5,882 62
James River Group Holdings, Ltd. 5,558 201
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 54,428 468
Kemper Corp. 1,172 87
Kennedy-Wilson Holdings, Inc. 4,912 66
KKR Real Estate Finance Trust, Inc.(ö) 6,196 93
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ladder Capital Corp. Class A(ö) 19,369 92
Lazard, Ltd. Class A 7,348 173
LCNB Corp. 5,558 70
Legacy Housing Corp.(Æ) 6,783 63
LendingClub Corp.(Æ) 10,443 82
LendingTree , Inc.(Æ)(Ñ) 841 154
Lexington Realty Trust(ö) 9,300 92
Live Oak Bancshares, Inc. 1,860 23
LPL Financial Holdings, Inc.(Û) 4,280 233
LTC Properties, Inc.(Ð)(ö) 1,380 43
Macatawa Bank Corp. 6,525 47
Marcus & Millichap, Inc.(Æ)(Ð) 1,483 40
Merchants Bancorp 3,580 55
Mercury General Corp.(Ð) 1,767 72
Metropolitan Bank Holding Corp.(Æ) 190 5
MGIC Investment Corp. 17,556 111
National Bank Holdings Corp. Class A 13,744 328
National Bankshares , Inc. 3,026 97
National Health Investors, Inc.(ö) 1,385 69
NBT Bancorp, Inc. 2,833 92
New Senior Investment Group, Inc.(ö) 23,460 60
New York Mortgage Trust, Inc.(ö) 12,377 19
Nicolet Bankshares , Inc.(Æ) 1,788 98
Northeast Bank 12,592 147
Northrim BanCorp , Inc. 400 11
Northwest Bancshares, Inc. 8,889 103
OFG Bancorp 3,834 43
Old National Bancorp 4,866 64
Old Second Bancorp, Inc. 31,786 220
Origin Bancorp, Inc. 11,594 235
PCSB Financial Corp. 49,136 687
Peapack Gladstone Financial Corp. 456 8
PennyMac Financial Services, Inc. 2,108 47
People's Utah Bancorp 1,150 22
Physicians Realty Trust(ö) 7,260 101
Piedmont Office Realty Trust, Inc. Class A(ö) 16,739 296
Plymouth Industrial REIT, Inc.(ö) 19,339 216
Popular, Inc. 17,216 603
Potlatch Corp.(ö) 30,062 943
Preferred Bank 1,161 39
Protective Insurance Corp. Class B 400 6
Provident Financial Services, Inc. 5,500 71
PS Business Parks, Inc.(ö) 1,251 170
QCR Holdings, Inc. 2,236 61
Radian Group, Inc. 8,933 116
RE/MAX Holdings, Inc. Class A 2,945 65
RenaissanceRe Holdings, Ltd. 631 94
Renasant Corp. 3,192 70
Rexford Industrial Realty, Inc.(ö) 3,073 126
Riverview Bancorp, Inc. 11,800 59
RLJ Lodging Trust(ö) 12,872 99
Sabra Health Care REIT, Inc.(ö) 8,461 92
Safety Insurance Group, Inc. 1,478 125
Seacoast Banking Corp. of Florida(Æ) 2,215 41
Selective Insurance Group, Inc. 1,483 74
ServisFirst Bancshares, Inc. 2,285 67
Shore Bancshares, Inc. 2,446 27
Silvercrest Asset Management Group, Inc.
Class A 16,260 154
Simmons First National Corp. Class A 3,993 73

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SITE Centers Corp.(ö) 72,495 378
SL Green Realty Corp.(Ð)(ö) 2,550 110
SmartFinancial , Inc. 1,500 23
South State Corp. 4,490 264
Southern First Bancshares, Inc.(Æ) 2,164 61
Southern National Bancorp of Virginia, Inc. 5,716 56
Spirit of Texas Bancshares, Inc.(Æ) 756 8
Spirit Realty Capital, Inc.(Ð)(ö) 4,030 105
STAG Industrial, Inc.(ö) 6,014 135
Stewart Information Services Corp. 6,404 171
Stifel Financial Corp. 3,007 124
Sunstone Hotel Investors, Inc.(ö) 14,074 123
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 9,171 46
Terreno Realty Corp.(ö) 2,772 143
Texas Capital Bancshares, Inc.(Æ)(Û) 4,883 108
Third Point Reinsurance, Ltd.(Æ)(Ð) 8,517 63
Timberland Bancorp, Inc. 2,873 53
Tiptree Financial, Inc. Class A 33,385 174
TPG RE Finance Trust, Inc.(ö) 7,310 40
TriCo Bancshares 930 28
TriState Capital Holdings, Inc.(Æ) 484 5
Triumph Bancorp, Inc.(Æ) 4,796 125
Trustmark Corp. 3,532 82
UMB Financial Corp. 2,293 106
UMH Properties, Inc.(ö) 45,878 498
United Bankshares , Inc. 2,945 68
United Community Banks, Inc. 17,232 316
United Insurance Holdings Corp. 4,300 40
Universal Insurance Holdings, Inc. 6,231 112
Valley National Bancorp 13,286 97
Velocity Financial, Inc.(Æ) 14,427 109
Voya Financial, Inc. 5,652 229
Waddell & Reed Financial, Inc. Class A(Ð) 19,300 220
Walker & Dunlop, Inc. 1,520 61
Washington Federal, Inc. 3,378 88
Washington Prime Group, Inc.(Ñ)(ö) 88,943 72
Watford Holdings, Ltd.(Æ) 1,424 21
Weingarten Realty Investors(Ð)(ö) 5,665 82
WSFS Financial Corp. 2,859 71
Xenia Hotels & Resorts, Inc.(ö) 4,972 51
30,432
Health Care - 15.4%
Acadia Pharmaceuticals, Inc.(Æ) 4,768 202
Acceleron Pharma, Inc.(Æ) 3,284 295
Accuray , Inc.(Æ) 115,392 219
Adverum Biotechnologies, Inc.(Æ)(Ð) 1,424 14
Akcea Therapeutics, Inc.(Æ)(Ñ) 8,589 123
Akebia Therapeutics, Inc.(Æ)(Ð) 5,960 45
Akorn , Inc.(Æ)(Ð) 4,800 3
Alector , Inc.(Æ) 7,406 179
Alkermes PLC(Æ)(Ð) 12,989 187
Allscripts Healthcare Solutions, Inc.(Æ) 23,400 165
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 9,500 59
Amedisys , Inc.(Æ) 537 99
Amicus Therapeutics, Inc.(Æ) 20,445 189
AMN Healthcare Services, Inc.(Æ) 1,207 70
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 9,117 32
ANI Pharmaceuticals, Inc.(Æ) 10,434 425
Antares Pharma, Inc.(Æ) 11,230 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Genetic Technologies Corp.(Æ) 30,038 99
Aptinyx , Inc.(Æ) 2,500 5
Arrowhead Pharmaceuticals, Inc.(Æ) 2,149 62
Assertio Therapeutics, Inc.(Æ) 21,584 14
Athenex , Inc.(Æ) 2,175 17
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 10,603 21
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 5,216 177
BioLife Solutions, Inc.(Æ)(Ñ) 35,076 333
BioSpecifics Technologies Corp.(Æ) 6,194 350
BioTelemetry , Inc.(Æ) 23,708 913
Bluebird Bio, Inc.(Æ) 1,945 89
Blueprint Medicines Corp.(Æ) 2,941 172
Cardiovascular Systems, Inc.(Æ) 2,214 78
Castlight Health, Inc. Class B(Æ) 12,722 9
Cellular Biomedicine Group, Inc.(Æ)(Ñ) 3,907 62
Cerus Corp.(Æ)(Ð) 7,914 37
Cidara Therapeutics, Inc.(Æ)(Ð) 5,998 15
Coherus Biosciences, Inc.(Æ)(Ð) 3,298 53
Computer Programs & Systems, Inc. 3,050 68
Concert Pharmaceuticals, Inc.(Æ)(Ð) 3,200 28
CONMED Corp. 5,381 308
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 11,656 61
Corcept Therapeutics, Inc.(Æ)(Ð) 6,753 80
CorVel Corp.(Æ) 2,526 138
Cross Country Healthcare, Inc.(Æ) 2,100 14
Cutera , Inc.(Æ) 1,888 25
Cyclerion Therapeutics, Inc.(Æ) 2,800 7
Cytokinetics, Inc.(Æ)(Ð) 3,680 43
CytomX Therapeutics, Inc.(Æ) 1,605 12
Denali Therapeutics, Inc.(Æ) 8,437 148
Eagle Pharmaceuticals, Inc.(Æ) 3,408 157
Eidos Therapeutics, Inc.(Æ)(Ñ) 1,486 73
Eiger BioPharmaceuticals , Inc.(Æ)(Ð) 900 6
Enanta Pharmaceuticals, Inc.(Æ) 6,001 308
Endo International PLC(Æ)(Ð) 7,754 29
Ensign Group, Inc. (The) 5,079 191
Epizyme , Inc.(Æ) 5,975 93
Esperion Therapeutics, Inc.(Æ)(Ñ) 3,558 112
Fate Therapeutics, Inc.(Æ) 9,806 218
FibroGen , Inc.(Æ) 4,252 148
Flexion Therapeutics, Inc.(Æ) 2,721 21
Fluidigm Corp.(Æ) 10,848 28
Frequency Therapeutics, Inc.(Æ) 2,305 41
Fulgent Genetics, Inc.(Æ) 26,396 284
GenMark Diagnostics, Inc.(Æ)(Ð) 3,280 14
Global Blood Therapeutics, Inc.(Æ) 4,014 205
Gritstone Oncology, Inc.(Æ)(Ñ) 12,152 71
Halozyme Therapeutics, Inc.(Æ) 6,628 119
Heron Therapeutics, Inc.(Æ)(Ñ) 7,390 87
Heska Corp.(Æ)(Ñ) 8,489 469
HMS Holdings Corp.(Æ) 4,134 104
Homology Medicines, Inc.(Æ) 4,492 70
ICU Medical, Inc.(Æ) 1,042 210
ImmunoGen , Inc.(Æ) 1,541 5
Immunomedics , Inc.(Æ) 9,170 124
Infinity Pharmaceuticals, Inc.(Æ) 1,300 1
Inspire Medical Systems, Inc.(Æ) 824 50
Integer Holdings Corp.(Æ) 4,945 311
Intercept Pharmaceuticals, Inc.(Æ) 2,557 161

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intersect ENT, Inc.(Æ)(Ð) 2,173 26
Invacare Corp. 36,555 272
Invitae Corp.(Æ)(Ñ) 9,240 126
Ionis Pharmaceuticals, Inc.(Æ) 2,916 138
Iovance Biotherapeutics , Inc.(Æ) 7,621 228
iRadimed Corp.(Æ) 28,454 607
Jazz Pharmaceuticals PLC(Æ)(Ð) 1,180 118
Joint Corp. (The)(Æ)(Ð) 291 3
Lannett Co., Inc.(Æ)(Ð) 1,270 9
LeMaitre Vascular, Inc. 32,721 815
LivaNova PLC(Æ) 2,950 133
MacroGenics , Inc.(Æ) 3,126 18
Magellan Health, Inc.(Æ) 2,240 108
Medpace Holdings, Inc.(Æ) 7,584 557
Menlo Therapeutics, Inc.(Æ) 1,770 5
Meridian Bioscience, Inc.(Æ) 18,205 153
Minerva Neurosciences, Inc.(Æ) 2,000 12
Mirati Therapeutics, Inc.(Æ)(Ñ) 1,846 142
Molina Healthcare, Inc.(Æ)(Û) 2,078 290
Momenta Pharmaceuticals, Inc.(Æ) 5,109 139
Myriad Genetics, Inc.(Æ) 8,792 126
Natera , Inc.(Æ) 3,519 105
Natus Medical, Inc.(Æ) 1,215 28
Neogen Corp.(Æ) 6,771 454
NeoGenomics , Inc.(Æ) 15,597 431
Neurocrine Biosciences, Inc.(Æ)(Ð) 2,778 240
NextGen Healthcare, Inc.(Æ) 1,300 14
NGM Biopharmaceuticals, Inc.(Æ) 1,644 20
Novocure , Ltd.(Æ)(Ð) 839 56
Odonate Therapeutics, Inc.(Æ) 1,024 28
Omeros Corp.(Æ)(Ð) 800 11
Omnicell , Inc.(Æ) 2,257 148
Orthofix Medical, Inc.(Æ) 2,580 72
Owens & Minor, Inc. 8,500 78
Pacira BioSciences , Inc.(Æ) 2,509 84
Patterson Cos., Inc. 8,029 123
PDL BioPharma , Inc.(Æ) 43,190 122
Pennant Group, Inc. (The)(Æ) 12,930 183
Portola Pharmaceuticals, Inc.(Æ) 4,697 33
PRA Health Sciences, Inc.(Æ) 7,109 590
Prestige Brands Holdings, Inc.(Æ) 15,198 557
Principia Biopharma, Inc.(Æ) 1,596 95
Prothena Corp. PLC(Æ)(Ð) 3,700 40
Providence Service Corp. (The)(Æ) 1,268 70
PTC Therapeutics, Inc.(Æ) 4,544 203
Ra Pharmaceuticals, Inc.(Æ) 2,193 105
Radius Health, Inc.(Æ) 5,394 70
RadNet , Inc.(Æ) 49,725 523
Repligen Corp.(Æ) 8,618 832
Retrophin , Inc.(Æ)(Ð) 4,100 60
Rigel Pharmaceuticals, Inc.(Æ) 4,211 7
Rubius Therapeutics, Inc.(Æ) 20,437 91
Sage Therapeutics, Inc.(Æ)(Ð) 738 21
Sangamo BioSciences , Inc.(Æ) 7,342 47
SeaSpine Holdings Corp.(Æ) 10,118 83
Seres Therapeutics, Inc.(Æ)(Ð) 4,000 14
Spectrum Pharmaceuticals, Inc.(Æ)(Ð) 6,234 15
Spero Therapeutics, Inc.(Æ)(Ð) 278 2
Stemline Therapeutics, Inc.(Æ)(Ð) 3,530 17
Strongbridge Biopharma PLC(Æ)(Ð) 2,700 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Supernus Pharmaceuticals, Inc.(Æ) 2,700 49
Surmodics , Inc.(Æ) 550 18
Sutro Biopharma, Inc.(Æ)(Ð) 1,000 10
Syndax Pharmaceuticals, Inc.(Æ) 8,777 96
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 20,878 1,092
Tactile Systems Technology, Inc.(Æ)(Ñ) 9,611 386
Teladoc Health, Inc.(Æ) 549 85
Tenet Healthcare Corp.(Æ) 6,777 98
Theravance Biopharma, Inc.(Æ)(Ð) 3,568 82
Ultragenyx Pharmaceutical, Inc.(Æ) 4,338 193
United Therapeutics Corp.(Æ)(Û) 2,881 273
UNITY Biotechnology, Inc.(Æ) 3,300 19
Utah Medical Products, Inc. 11,154 1,049
Vanda Pharmaceuticals, Inc.(Æ) 7,230 75
Varex Imaging Corp.(Æ) 13,723 311
Veracyte , Inc.(Æ) 3,129 76
WaVe Life Sciences, Ltd.(Æ) 1,914 18
XBiotech , Inc.(Æ)(Ñ) 6,092 65
Xencor , Inc.(Æ) 2,624 78
Zogenix , Inc.(Æ) 748 18
23,274
Materials and Processing - 7.1%
AdvanSix , Inc.(Æ) 11,780 112
Allegheny Technologies, Inc.(Æ) 10,463 89
American Vanguard Corp. 27,938 404
American Woodmark Corp.(Æ) 1,783 81
Apogee Enterprises, Inc. 3,813 79
Arch Coal, Inc. Class A(Û) 4,868 141
Armstrong Flooring, Inc.(Æ)(Û) 5,700 8
Armstrong World Industries, Inc. 9,055 719
Ashland Global Holdings, Inc.(Ð) 4,179 209
Aspen Aerogels, Inc.(Æ) 15,887 98
Atkore International Group, Inc.(Æ) 1,000 21
Balchem Corp. 1,809 179
Beacon Roofing Supply, Inc.(Æ) 6,235 103
Boise Cascade Co. 3,870 92
Builders FirstSource , Inc.(Æ) 13,825 169
Cabot Corp. 3,528 92
Cabot Microelectronics Corp. 3,109 355
Caesarstone , Ltd. 12,818 135
Carpenter Technology Corp. 4,455 87
Chemours Co. (The) 8,243 73
Comfort Systems USA, Inc. 17,896 654
Commercial Metals Co. 7,730 122
Eagle Materials, Inc. 7,111 415
Eastman Chemical Co. 211 10
Element Solutions, Inc.(Æ) 84,373 705
Haynes International, Inc. 4,034 83
Huntsman Corp.(Ð) 11,687 169
Innospec , Inc. 1,670 116
Insteel Industries, Inc. 12,434 165
Intrepid Potash, Inc.(Æ) 97,680 78
KAR Auction Services, Inc. 6,594 79
Kraton Corp.(Æ)(Ð) 2,300 19
Landec Corp.(Æ) 54,468 473
LB Foster Co. Class A(Æ) 400 5
Lennox International, Inc.(Û) 1,193 217
LiqTech International, Inc.(Æ)(Ñ) 70,932 304
Louisiana-Pacific Corp. 14,750 254

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Masonite International Corp.(Æ) 2,940 140
MRC Global, Inc.(Æ) 10,134 43
Mueller Industries, Inc. 5,379 129
O-I Glass, Inc. Class I(Ð) 14,300 102
Olympic Steel, Inc. 824 9
Omega Flex, Inc. 4,675 395
Orion Engineered Carbons SA 2,897 22
PGT Innovations, Inc.(Æ) 12,872 108
Quaker Chemical Corp.(Ñ) 1,259 159
Rayonier Advanced Materials, Inc.(Ð) 3,115 3
RBC Bearings, Inc.(Æ) 950 107
Resideo Technologies, Inc.(Æ) 12,037 58
Schnitzer Steel Industries, Inc. Class A 5,300 69
Schweitzer-Mauduit International, Inc. 29,836 831
Sealed Air Corp.(Ð) 4,955 122
Silgan Holdings, Inc. 1,823 53
SiteOne Landscape Supply, Inc.(Æ) 5,484 404
Stepan Co. 2,300 203
TimkenSteel Corp.(Æ) 5,100 16
Trex Co., Inc.(Æ) 1,072 86
Trinseo SA 3,520 64
Unifi, Inc.(Æ)(Ð) 2,844 33
Universal Forest Products, Inc. 2,434 91
Universal Stainless & Alloy Products, Inc.(Æ) 25,145 194
Valvoline, Inc.(Ð) 2,075 27
Veritiv Corp.(Æ) 900 7
Verso Corp. Class A(Æ) 900 10
Worthington Industries, Inc. 3,164 83
WR Grace & Co.(Ð) 1,010 36
10,718
Producer Durables - 16.5%
ACCO Brands Corp. 45,709 231
Adient PLC(Æ)(Ð) 7,363 67
AGCO Corp. 4,250 201
Air Transport Services Group, Inc.(Æ) 27,502 503
Albany International Corp. Class A 2,433 115
Allied Motion Technologies, Inc. 11,361 269
Allison Transmission Holdings, Inc. Class A 1,200 39
Alta Equipment Group Inc.(Æ) 36,993 158
Applied Industrial Technologies, Inc. 1,587 73
ArcBest Corp. 4,710 83
Arcosa , Inc. 27,622 1,097
Ardmore Shipping Corp. 56,837 298
Argan , Inc. 12,105 419
ASGN, Inc.(Æ) 2,869 101
Astec Industries, Inc. 3,110 109
Astronics Corp.(Æ) 4,021 37
AstroNova , Inc. 17,116 133
Axon Enterprise, Inc.(Æ) 3,678 260
Babcock & Wilcox Co. (The) Class W(Æ) 10,408 507
Barnes Group, Inc. 1,439 60
Barrett Business Services, Inc. 830 33
Brady Corp. Class A 844 38
Briggs & Stratton Corp. 7,100 13
Brink's Co. (The) 7,322 381
CAI International, Inc.(Æ)(Ð) 509 7
Clean Harbors, Inc.(Æ) 1,372 70
Commercial Vehicle Group, Inc.(Æ) 2,637 4
Concrete Pumping Holdings, Inc.(Æ) 13,472 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Covanta Holding Corp. 37,673 322
Covenant Transportation Group, Inc. Class
A(Æ) 45,084 391
CRA International, Inc. 17,722 592
Cubic Corp. 962 40
CyberOptics Corp.(Æ) 1,500 26
Dorian LPG, Ltd.(Æ) 1,400 12
Echo Global Logistics, Inc.(Æ) 6,200 106
EMCOR Group, Inc.(Û) 3,190 196
Energy Recovery, Inc.(Æ)(Ð) 705 5
EnerSys 2,584 128
Euronav NV 22,153 250
Evo Payments, Inc. Class A(Æ) 23,383 358
ExlService Holdings, Inc.(Æ) 1,092 57
Exponent, Inc. 3,272 236
Franklin Electric Co., Inc. 2,851 134
frontdoor , Inc.(Æ)(Û) 26,632 926
FTI Consulting, Inc.(Æ) 1,422 170
Garrett Motion, Inc.(Æ) 8,445 24
Generac Holdings, Inc.(Æ) 1,272 119
Great Lakes Dredge & Dock Corp.(Æ) 71,644 595
Greenbrier Cos., Inc. 3,410 60
Hackett Group, Inc. (The) 12,155 155
Harsco Corp.(Æ) 15,751 110
Hawaiian Holdings, Inc. 4,787 50
Heidrick & Struggles International, Inc. 669 15
Hill International, Inc.(Æ) 39,478 57
HNI Corp. 7,912 200
Hub Group, Inc. Class A(Æ) 3,290 150
Hudson, Ltd. Class A(Æ) 41,094 206
Hyster -Yale Materials Handling, Inc. 2,030 81
ICF International, Inc. 8,364 575
Insperity , Inc. 3,545 132
International Seaways, Inc. 8,720 208
Kaman Corp. Class A 1,297 50
KBR, Inc. 27,591 571
Kennametal, Inc. 6,657 124
Kforce , Inc.(Ð) 1,430 37
Kimball International, Inc. Class B 32,905 392
Korn Ferry(Û) 4,986 121
Kratos Defense & Security Solutions, Inc.(Æ) 28,185 390
Landstar System, Inc. 1,930 185
LCI Industries 1,709 114
Liquidity Services, Inc.(Æ) 39,982 155
Lydall , Inc.(Æ) 8,193 53
Manitowoc Co., Inc. (The)(Æ) 4,800 41
ManpowerGroup , Inc.(Û) 3,885 206
Marten Transport, Ltd. 13,224 271
MasTec , Inc.(Æ) 7,623 250
MAXIMUS, Inc. 11,105 646
Mesa Laboratories, Inc.(Ñ) 5,675 1,282
Methode Electronics, Inc. 2,700 71
Miller Industries, Inc. 4,800 136
Mitek Systems, Inc.(Æ) 1,100 9
Modine Manufacturing Co.(Æ) 4,100 13
MTS Systems Corp. 12,782 288
MYR Group, Inc.(Æ) 740 19
Orion Group Holdings, Inc.(Æ) 39,681 103
Park-Ohio Holdings Corp. 300 6
Pitney Bowes, Inc.(Û) 38,050 77

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Powell Industries, Inc. 738 19
Preformed Line Products Co. 1,227 61
Proto Labs, Inc.(Æ) 1,743 133
Quanta Services, Inc.(Û) 7,426 236
Radiant Logistics, Inc.(Æ) 35,391 137
Ryder System, Inc. 3,240 86
Saia, Inc.(Æ) 3,719 273
Schneider National, Inc. Class B 6,359 123
Scorpio Tankers, Inc.(Ñ) 6,500 124
SkyWest, Inc. 12,493 327
Sleep Number Corp.(Æ) 1,780 34
Spartan Motors, Inc. 9,390 121
Spirit Airlines, Inc.(Æ)(Ñ) 5,228 67
Standex International Corp. 2,233 109
StealthGas , Inc.(Æ) 96,238 192
Steelcase, Inc. Class A 25,959 256
Sterling Construction Co., Inc.(Æ) 4,200 40
Sykes Enterprises, Inc.(Æ) 2,750 75
Teekay Tankers, Ltd. Class A(Æ) 5,913 132
Tennant Co. 7,205 418
Terex Corp. 5,260 76
Tetra Tech, Inc. 1,315 93
TopBuild Corp.(Æ) 2,936 210
TreeHouse Foods, Inc.(Æ) 22,822 1,008
TriNet Group, Inc.(Æ) 4,989 188
Triumph Group, Inc.(Ð) 4,442 30
TrueBlue , Inc.(Æ) 10,320 132
Tutor Perini Corp.(Æ)(Ñ) 26,293 176
Ultralife Corp.(Æ) 40,803 212
UniFirst Corp. 621 94
Universal Truckload Services, Inc. 15,683 205
US Xpress Enterprises, Inc. Class A(Æ)(Ð) 7,000 23
USA Truck, Inc.(Æ) 20,422 65
Vectrus , Inc.(Æ) 9,031 374
Wabash National Corp. 4,578 33
Watts Water Technologies, Inc. Class A 1,452 123
Welbilt , Inc.(Æ) 21,759 112
Werner Enterprises, Inc. 3,074 111
WESCO International, Inc.(Æ) 4,553 104
WNS Holdings, Ltd. - ADR(Æ) 15,668 673
XPO Logistics, Inc.(Æ)(Ð) 2,085 102
YRC Worldwide, Inc.(Æ)(Ñ) 36,960 62
24,810
Technology - 14.3%
A10 Networks, Inc.(Æ) 2,000 12
Adesto Technologies Corp.(Æ) 18,242 204
ADTRAN, Inc. 6,300 48
Agilysys , Inc.(Æ) 2,471 41
Allot Communications, Ltd.(Æ) 22,565 213
Alpha & Omega Semiconductor, Ltd.(Æ) 23,638 151
Ambarella , Inc.(Æ) 2,909 141
American Software, Inc. Class A 32,941 468
Amkor Technology, Inc.(Æ) 2,553 20
Anixter International, Inc.(Æ) 1,439 126
Appfolio , Inc. Class A(Æ) 2,118 235
Arlo Technologies, Inc.(Æ) 19,900 48
Arrow Electronics, Inc.(Æ)(Û) 4,342 225
Asure Software, Inc.(Æ)(Ñ) 14,875 89
Avaya Holdings Corp.(Æ) 19,426 157
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avid Technology, Inc.(Æ)(Ð) 4,200 28
Axcelis Technologies, Inc.(Æ) 17,922 328
Bandwidth, Inc. Class A(Æ) 1,336 90
Bel Fuse, Inc. Class B 2,045 20
Benchmark Electronics, Inc.(Û) 12,832 256
Benefitfocus , Inc.(Æ)(Ð) 1,349 12
Box, Inc. Class A(Æ) 32,705 459
Calix, Inc.(Æ) 6,600 47
Cardtronics PLC Class A(Æ) 2,498 52
Casa Systems, Inc.(Æ) 4,140 14
Cerence , Inc.(Æ) 164 3
Ceridian HCM Holding, Inc.(Æ)(Ð) 3,591 180
ChannelAdvisor Corp.(Æ) 1,500 11
Cirrus Logic, Inc.(Æ)(Û) 6,331 415
Coherent, Inc.(Æ) 1,372 146
CommVault Systems, Inc.(Æ) 6,146 249
comScore, Inc.(Æ)(Ð) 9,300 26
Comtech Telecommunications Corp. 8,620 114
Conduent , Inc.(Æ) 12,619 31
Cornerstone OnDemand , Inc.(Æ) 4,817 153
DASAN Zhone Solutions, Inc.(Æ) 1,900 8
Diebold Nixdorf, Inc.(Æ) 28,993 102
Digital Turbine, Inc.(Æ) 57,591 248
Donnelley Financial Solutions, Inc.(Æ) 6,400 34
DSP Group, Inc.(Æ)(Û) 15,524 208
EMCORE Corp.(Æ)(Û) 3,700 8
Endava PLC - ADR(Æ) 6,463 227
Everbridge , Inc.(Æ) 2,081 221
Extreme Networks, Inc.(Æ) 14,110 44
F5 Networks, Inc.(Æ) 360 38
Fabrinet (Æ) 1,365 74
FireEye, Inc.(Æ) 18,348 194
Glu Mobile, Inc.(Æ) 9,917 62
Groupon, Inc. Class A(Æ) 31,990 31
Harmonic, Inc.(Æ)(Ð) 1,824 11
HC2 Holdings, Inc.(Æ) 2,200 3
Infinera Corp.(Æ)(Ð) 17,493 93
Inphi Corp.(Æ) 533 42
Insight Enterprises, Inc.(Æ) 2,091 88
InterDigital , Inc. 1,397 62
Intevac, Inc.(Æ) 300 1
iRobot Corp.(Æ)(Ñ) 3,578 146
Juniper Networks, Inc.(Û) 7,758 148
Kemet Corp. 3,015 73
Kimball Electronics, Inc.(Æ) 32,526 355
Kulicke & Soffa Industries, Inc. 1,972 41
Liberty Latin America, Ltd. Class C(Æ) 17,141 176
MACOM Technology Solutions Holdings,
Inc.(Æ) 3,647 69
Maxar Technologies, Inc.(Ñ) 37,380 399
MaxLinear , Inc. Class A(Æ) 16,617 194
Mercury Systems, Inc.(Æ) 5,753 410
MicroStrategy , Inc. Class A(Æ) 3,576 423
Mimecast, Ltd.(Æ) 15,765 558
MiX Telematics, Ltd. - ADR 7,973 69
MobileIron , Inc.(Æ) 17,400 66
Model N, Inc.(Æ) 10,400 231
NAPCO Security Technologies, Inc.(Æ) 35,271 536
NeoPhotonics Corp.(Æ) 28,885 210
NETGEAR, Inc.(Æ)(Ð) 8,341 191

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NetScout Systems, Inc.(Æ)(Ñ)(Û) 12,668 299
New Relic, Inc.(Æ) 1,862 86
nLight , Inc.(Æ) 29,967 314
Nuance Communications, Inc.(Æ) 11,100 186
Nutanix , Inc. Class A(Æ)(Ð) 2,963 47
NVE Corp. 7,679 400
OneSpan , Inc.(Æ) 50,327 914
Ooma , Inc.(Æ) 18,265 218
PC Connection, Inc. 1,489 61
PC-Telephone, Inc.(Æ) 15,004 100
PDF Solutions, Inc.(Æ) 21,729 254
Pegasystems , Inc.(Ñ) 12,401 884
Perspecta , Inc. 16,610 303
Pixelworks , Inc.(Æ) 6,553 19
PlayAGS , Inc.(Æ) 4,500 12
Plexus Corp.(Æ) 1,214 66
Power Integrations, Inc. 1,757 155
Pure Storage, Inc. Class A(Æ)(Û) 17,211 212
QAD, Inc. Class A 21,427 857
Qualys , Inc.(Æ)(Ñ) 7,867 685
Rapid7, Inc.(Æ)(Ð) 2,880 125
Ribbon Communications, Inc.(Æ) 12,441 38
Rubicon Project, Inc. (The)(Æ) 3,843 21
Sanmina Corp.(Æ) 2,895 79
ScanSource , Inc.(Æ) 2,753 59
Seachange International, Inc.(Æ) 1,015 4
Silicon Laboratories, Inc.(Æ) 4,368 373
Simulations Plus, Inc. 20,260 708
Smith Micro Software, Inc.(Æ)(Ñ) 65,359 275
Sonos , Inc.(Æ)(Ð) 13,444 114
Super Micro Computer, Inc.(Æ) 3,022 64
Synaptics , Inc.(Æ)(Û) 2,941 170
Synchronoss Technologies, Inc.(Æ)(Ð) 4,300 13
Tech Data Corp.(Æ) 1,680 220
TeleNav , Inc.(Æ)(Ð) 6,200 27
Tenable Holdings, Inc.(Æ)(Ð) 2,745 60
Teradata Corp.(Æ)(Ð) 6,621 136
TrueCar , Inc.(Æ) 22,500 54
Tucows , Inc. Class A(Æ) 635 31
Unisys Corp.(Æ) 49,843 617
Upwork , Inc.(Æ) 3,136 20
Varonis Systems, Inc.(Æ)(Ð) 1,786 114
Veeco Instruments, Inc.(Æ) 7,500 72
Vishay Intertechnology , Inc. 5,859 84
Vocera Communications, Inc.(Æ)(Ð) 2,620 56
Workiva , Inc.(Æ) 14,567 471
Xperi Corp. 3,197 44
Yelp, Inc. Class A(Æ) 7,263 131
Zix Corp.(Æ) 79,719 344
21,502
Utilities - 4.8%
Allete , Inc. 5,017 304
American States Water Co. 1,064 87
Avista Corp. 6,521 277
Boingo Wireless, Inc.(Æ)(Ð) 2,208 23
Brigham Minerals, Inc. Class A 35,220 291
Cogent Communications Holdings, Inc. 8,753 717
GCI Liberty, Inc. Class A(Æ) 7,618 434
Gogo , Inc.(Æ)(Ð) 8,874 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HighPoint Resources Corp.(Æ) 244,355 46
J2 Global, Inc. 1,617 121
MDU Resources Group, Inc. 51,143 1,100
New Jersey Resources Corp. 39,757 1,351
NorthWestern Corp. 3,858 231
NRG Energy, Inc.(Ð) 6,940 189
Orbcomm , Inc.(Æ) 10,868 27
Plains GP Holdings, LP Class A(Æ) 7,254 41
Portland General Electric Co.(Û) 11,604 556
RGC Resources, Inc. 5,145 149
South Jersey Industries, Inc. 26,074 652
Southwest Gas Holdings, Inc. 2,093 146
Spok Holdings, Inc. 4,328 46
Vistra Energy Corp. 29,931 478
7,285
Total Common Stocks
(cost $181,161) 141,016
Short-Term Investments - 9.4%
U.S. Cash Management Fund(@) 14,220,113 (∞) 14,216
Total Short-Term Investments
(cost $14,218) 14,216
Other Securities - 6.2%
U.S. Cash Collateral Fund(x)(@) 9,316,895 (∞)
9,317
Total Other Securities
(cost $9,317) 9,317
Total Investments 109.1%
(identified cost $204,696) 164,549
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.9)%
At Home Group, Inc.(Æ) (6,279) (13)
Big Lots, Inc. (4,290) (61)
Caleres , Inc. (6,425) (34)
Carvana Co.(Æ) (190) (10)
Dorman Products, Inc.(Æ) (1,060) (59)
Fox Factory Holding Corp.(Æ) (1,237) (52)
Funko , Inc. Class A(Æ) (4,334) (17)
Gannett Co., Inc.(Æ) (28,760) (43)
Gap, Inc. (The) (3,165) (22)
Gentex Corp. (4,976) (110)
G-III Apparel Group, Ltd.(Æ) (6,388) (49)
GrowGeneration Corp.(Æ) (2,438) (9)
Guess?, Inc. (2,864) (19)
Harley-Davidson, Inc. (5,464) (103)
Johnson Outdoors, Inc. Class A (424) (27)
Lands' End, Inc.(Æ) (2,430) (13)
Lifetime Brands, Inc. (400) (2)
Lovesac Co. (The)(Æ) (1,937) (11)
Monro Muffler Brake, Inc. (1,957) (86)
Movado Group, Inc. (4,000) (47)
Newell Rubbermaid, Inc. (8,235) (109)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (2,722) (126)
OptimizeRx Corp.(Æ) (1,921) (17)
Party City Holdco, Inc.(Æ) (42,671) (20)
PetIQ , Inc.(Æ) (2,000) (47)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PriceSmart , Inc. (1,200) (63)
Red Lion Hotels Corp.(Æ) (3,673) (5)
SEACOR Marine Holdings, Inc.(Æ) (823) (4)
Strategic Education, Inc.(Æ) (916) (128)
Thor Industries, Inc. (2,736) (116)
(1,422)
Consumer Staples – (0.1)%
Energizer Holdings, Inc. (1,246) (38)
Limoneira Co. (1,100) (14)
MGP Ingredients, Inc. (2,158) (58)
Simply Good Foods Co. (The)(Æ) (3,538) (68)
Turning Point Brands, Inc. (2,199) (46)
(224)
Energy – (0.2)%
Abraxas Petroleum Corp.(Æ) (64,241) (8)
Advanced Emissions Solutions, Inc. (3,622) (24)
Ameresco , Inc. Class A(Æ) (1,281) (22)
Amplify Energy Corp.(Æ) (7,438) (4)
Antero Resources Corp.(Æ) (59,420) (42)
Callon Petroleum Co.(Æ) (53,642) (29)
Clean Energy Fuels Corp.(Æ) (6,428) (12)
Denbury Resources, Inc.(Æ) (32,110) (6)
Forum Energy Technologies, Inc.(Æ) (8,421) (1)
Gulfport Energy Corp.(Æ) (78,572) (35)
KLX Energy Services Holdings, Inc.(Æ) (6,286) (4)
Laredo Petroleum, Inc.(Æ) (44,720) (17)
Nine Energy Service, Inc.(Æ) (3,021) (3)
Noble Energy, Inc. (3,997) (24)
Oasis Petroleum, Inc.(Æ) (49,134) (17)
Panhandle Oil and Gas, Inc. Class A (1,322) (5)
Profire Energy, Inc.(Æ) (1,000) (1)
Ring Energy, Inc.(Æ) (9,000) (6)
Select Energy Services, Inc. Class A(Æ) (2,370) (8)
Smart Sand, Inc.(Æ) (2,436) (3)
Solaris Oilfield Infrastructure, Inc. Class A (4,942) (26)
Unit Corp.(Æ) (24,376) (6)
US Silica Holdings, Inc. (8,965) (16)
(319)
Financial Services - (1.1)%
AGNC Investment Corp.(Æ) (7,912) (84)
Allegiance Bancshares, Inc. (508) (12)
American Finance Trust, Inc.(ö) (5,667) (36)
Anworth Mortgage Asset Corp.(ö) (4,454) (5)
Apollo Commercial Real Estate Finance,
Inc.(ö) (3,300) (25)
Arbor Realty Trust, Inc.(ö) (10,400) (51)
Ashford Hospitality Trust, Inc.(ö) (9,077) (7)
Ashford, Inc.(Æ) (346) (2)
Cannae Holdings, Inc.(Æ) (2,985) (100)
CBL & Associates Properties, Inc.(ö) (31,848) (6)
Cherry Hill Mortgage Investment Corp.(ö) (2,460) (15)
Colony Credit Real Estate, Inc.(ö) (4,645) (18)
Easterly Government Properties, Inc.(ö) (3,986) (98)
eHealth, Inc.(Æ) (220) (31)
First Financial Bancorp (4,300) (64)
Granite Point Mortgage Trust, Inc.(ö) (7,158) (36)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (2,320) (47)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Helios Technologies, Inc.(Æ) (750) (28)
I3 Verticals, Inc. Class A(Æ) (1,548) (30)
Jernigan Capital, Inc.(ö) (3,410) (37)
Moelis & Co. Class A (2,017) (57)
New Residential Investment Corp.(ö) (14,783) (74)
New York Mortgage Trust, Inc.(ö) (15,900) (25)
Ocwen Financial Corp.(Æ) (6,435) (3)
Office Properties Income Trust(ö) (2,570) (70)
Pebblebrook Hotel Trust(ö) (6,888) (75)
PennyMac Mortgage Investment Trust(ö) (7,200) (77)
Ready Capital Corp.(Æ) (8,749) (63)
Redwood Trust, Inc.(ö) (5,100) (26)
Safehold , Inc.(Æ) (1,925) (122)
Service Properties Trust(ö) (7,324) (40)
Target Hospitality Corp. Class A(Æ) (2,662) (5)
TPG RE Finance Trust, Inc.(ö) (8,253) (45)
Two Harbors Investment Corp.(ö) (5,100) (20)
Veritex Holdings, Inc. (2,000) (28)
Victory Capital Holdings, Inc. Class A (1,000) (16)
Virtu Financial, Inc. Class A (5,348) (111)
Western Asset Mortgage Capital Corp.(ö) (4,254) (10)
(1,599)
Health Care - (0.8)%
ADMA Biologics, Inc.(Æ) (4,600) (13)
Alphatec Holdings, Inc.(Æ) (1,000) (3)
Arena Pharmaceuticals, Inc.(Æ) (3,317) (139)
Arrowhead Pharmaceuticals, Inc.(Æ) (290) (8)
Axonics Modulation Technologies, Inc.(Æ) (400) (10)
BioDelivery Sciences International, Inc.(Æ) (4,900) (19)
Bio-Rad Laboratories, Inc. Class A(Æ) (276) (97)
Capital Senior Living Corp.(Æ) (1,600) (1)
CareDx , Inc.(Æ) (400) (9)
CASI Pharmaceuticals, Inc.(Æ) (700) (1)
Catalent , Inc.(Æ) (2,313) (120)
Eloxx Pharmaceuticals, Inc.(Æ) (1,524) (3)
Emergent BioSolutions , Inc.(Æ) (1,580) (92)
Geron Corp.(Æ) (12,029) (14)
Guardant Health, Inc.(Æ) (193) (13)
Hookipa Pharma, Inc.(Æ) (449) (4)
Karuna Therapeutics, Inc.(Æ) (426) (31)
Kodiak Sciences, Inc.(Æ) (121) (6)
Krystal Biotech, Inc.(Æ) (643) (28)
LHC Group, Inc.(Æ) (710) (100)
MannKind Corp.(Æ) (3,300) (3)
Matinas BioPharma Holdings, Inc.(Æ) (4,500) (3)
MediciNova , Inc.(Æ) (1,797) (7)
Momenta Pharmaceuticals, Inc.(Æ) (2,993) (81)
Neogen Corp.(Æ) (497) (33)
Phathom Pharmaceuticals, Inc.(Æ) (185) (5)
Principia Biopharma, Inc.(Æ) (285) (17)
Repligen Corp.(Æ) (1,225) (118)
Tabula Rasa HealthCare, Inc.(Æ) (1,106) (58)
Teladoc Health, Inc.(Æ) (508) (79)
Tivity Health, Inc.(Æ) (5,126) (32)
Vapotherm , Inc.(Æ) (3,016) (57)
ViewRay , Inc.(Æ) (2,500) (6)
(1,210)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - (0.2)%
Berry Plastics Group, Inc.(Æ) (1,887) (64)
Coeur Mining, Inc.(Æ) (3,100) (10)
Cornerstone Building Brands, Inc.(Æ) (2,965) (14)
Covia Holdings Corp.(Æ) (3,600) (2)
Livent Corp.(Æ) (2,400) (13)
LSB Industries, Inc.(Æ) (3,378) (7)
NN, Inc. (1,450) (2)
Quaker Chemical Corp. (850) (107)
Uranium Energy Corp.(Æ) (16,491) (9)
(228)
Producer Durables - (0.3)%
Altra Industrial Motion Corp. (2,940) (51)
Aqua Metals, Inc.(Æ) (2,100) (1)
Coda Octopus Group, Inc.(Æ) (1,000) (6)
Concrete Pumping Holdings, Inc.(Æ) (2,700) (8)
Construction Partners, Inc. Class A(Æ) (1,600) (27)
ESCO Technologies, Inc. (325) (25)
Fluor Corp. (9,784) (68)
Iteris , Inc.(Æ) (1,107) (4)
NV5 Global, Inc.(Æ) (637) (26)
Plug Power, Inc.(Æ) (7,737) (27)
Ranpak Holdings Corp.(Æ) (1,349) (8)
Tidewater, Inc.(Æ) (1,000) (7)
Toro Co. (The) (1,908) (124)
Willdan Group, Inc.(Æ) (830) (18)
(400)
Technology - (0.8)%
Altair Engineering, Inc. Class A(Æ) (2,390) (63)
Alteryx , Inc. Class A(Æ) (245) (23)
Appfolio , Inc. Class A(Æ) (957) (106)
Brooks Automation, Inc. (349) (11)
Calyxt , Inc.(Æ) (1,688) (6)
Cognex Corp. (2,542) (107)
Cohu , Inc. (3,100) (38)
Digimarc Corp.(Æ) (470) (6)
Envestnet , Inc.(Æ) (1,796) (97)
II-VI, Inc.(Æ) (4,722) (135)
Immersion Corp.(Æ) (9,200) (49)
IPG Photonics Corp.(Æ) (170) (19)
Mercury Systems, Inc.(Æ) (1,760) (126)
MongoDB, Inc.(Æ) (248) (34)
NAPCO Security Technologies, Inc.(Æ) (1,603) (24)
Onto Innovation, Inc.(Æ) (4,302) (128)
Q2 Holdings, Inc.(Æ) (1,704) (101)
Science Applications International Corp. (1,010) (75)
TESSCO Technologies, Inc. (1,975) (10)
TTM Technologies, Inc.(Æ) (3,505) (36)
Upland Software, Inc.(Æ) (750) (20)
Verra Mobility Corp.(Æ) (2,700) (19)
Zix Corp.(Æ) (8,200) (35)
(1,268)
Utilities – (0.1)%
Centennial Resource Development, Inc. Class
A(Æ) (44,241) (12)
Chaparral Energy, Inc. Class A(Æ) (9,000) (4)
CNX Resources Corp.(Æ) (6,330) (34)
Earthstone Energy, Inc. Class A(Æ) (4,258) (7)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equitrans Midstream Corp. (8,745) (44)
HighPoint Resources Corp.(Æ) (13,700) (3)
Montage Resources Corp.(Æ) (4,348) (10)
New Fortress Energy LLC(Æ) (1,449) (14)
Penn Virginia Corp.(Æ) (2,707) (8)
SilverBow Resources, Inc.(Æ) (1,092) (3)
(139)
Total Securities Sold Short
(proceeds $9,905) (6,809)
Other Assets and Liabilities, Net
- (4.6)%
(6,931)
Net Assets - 100.0%
150,809

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 1000 E-Mini Index Futures 264 USD 15,148 06/20
1,376
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,376
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 15,38 5 $ — $ —
$ —
$ 15,38 5
Consumer Staples 5,428 — —
—
5,428
Energy 2,182 — —
—
2,182
Financial Services 30,4 3 2 — —
—
30,4 3 2
Health Care 23,27 4 — —
—
23,27 4
Materials and Processing 10,718 — —
—
10,718
Producer Durables 24,810 — —
—
24,810
Technology 21,502 — —
—
21,502
Utilities 7,285 — —
—
7,285
Short-Term Investments — — —
14,216
14,216
Other Securities — — —
9,317
9,317
Total Investments 141,016 — — 23,533 164,54 9
Securities Sold Short
**
(6,809) — — — (6,809)
Other Financial Instruments
Assets
Futures Contracts 1,376 — — — 1,376
Total Other Financial Instruments
*
$ 1,376 $ — $ — $ — $ 1,376
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2020, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 82.6%
Argentina - 0.0%
YPF SA - ADR 34,203 143
Australia - 1.5%
AGL Energy, Ltd. 33,334 357
Alumina, Ltd. 61,212 55
Australia & New Zealand Banking
Group, Ltd. - ADR 18,262 197
BHP Group, Ltd. - ADR 2,672 49
BlueScope Steel, Ltd. 12,890 70
Boral, Ltd. 38,655 48
Commonwealth Bank of Australia - ADR 15,071 569
Crown Resorts, Ltd. 8,918 41
CSL, Ltd. 1,468 266
Dexus Property Group(Æ)(ö) 13,721 78
Fortescue Metals Group, Ltd. 34,745 212
GPT Group (The)(ö) 35,203 80
Insurance Australia Group, Ltd.(Æ) 56,379 220
Medibank Pvt , Ltd. 23,555 38
National Australia Bank, Ltd. - ADR 14,149 150
Origin Energy, Ltd. 44,165 118
Qantas Airways, Ltd.(Æ) 25,262 50
QBE Insurance Group, Ltd. 30,022 164
Rio Tinto PLC 17,005 782
Rio Tinto, Ltd. - ADR 4,100 217
Santos, Ltd. 40,255 87
Scentre Group(ö) 63,375 63
South32, Ltd. Class B 34,053 37
Suncorp Group, Ltd. 17,531 98
Westpac Banking Corp. 16,020 167
4,213
Austria - 0.1%
Erste Group Bank AG 6,004 111
OMV AB 3,926 109
220
Belgium - 0.4%
Ageas 17,020 708
KBC Groep NV 8,025 370
Solvay SA 1,860 136
1,214
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 16,454 318
Canada - 4.0%
Air Canada Class B(Æ) 3,326 37
ARC Resources, Ltd.(Ñ) 28,974 83
Bank of Montreal 6,058 306
Bank of Nova Scotia (The) 9,077 371
Barrick Gold Corp. 47,320 870
BCE, Inc. 7,410 304
Brookfield Asset Management, Inc.
Class A 6,061 269
CAE, Inc. 78,193 989
Cameco Corp. Class A 17,489 134
Canadian Imperial Bank of Commerce 2,599 151
Canadian National Railway Co. 31,016 2,426
Canadian Natural Resources, Ltd. 12,580 172
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc. 24,425 49
CI Financial Corp. 11,865 118
Dollarama , Inc. 10,898 302
Enbridge, Inc. 4,628 135
Great-West Lifeco , Inc. 13,079 226
iA Financial Corp., Inc. 3,878 122
Imperial Oil, Ltd. 6,701 76
Kinross Gold Corp.(Æ) 84,944 338
Magna International, Inc. Class A 7,219 230
Manulife Financial Corp. 42,506 534
Metro, Inc. Class A 4,114 166
National Bank of Canada 2,100 81
Power Corp. of Canada 13,001 209
RioCan Real Estate Investment Trust(ö) 7,625 87
Royal Bank of Canada - GDR 10,049 622
Shaw Communications, Inc. Class B 7,916 128
Shopify, Inc. Class A(Æ) 532 223
Sun Life Financial, Inc. 21,402 688
Suncor Energy, Inc. 12,867 205
Teck Resources, Ltd. Class B 7,383 56
Toronto-Dominion Bank (The) 20,957 891
Tourmaline Oil Corp. 15,073 93
11,691
Cayman Islands - 0.5%
Meituan-Dianping Class B(Æ) 110,000 1,320
China - 3.6%
Alibaba Group Holding, Ltd. - ADR(Æ) 20,699 4,026
China Mobile, Ltd. 102,500 774
China Resources Power Holdings Co.,
Ltd. 1,050,417 1,152
China Telecom Corp., Ltd. Class H 1,908,000 576
China Unicom Hong Kong, Ltd. 1,010,000 579
Dongfeng Motor Group Co., Ltd. Class H 908,000 595
Lenovo Group, Ltd. 1,554,257 830
Ping An Insurance Group Co. of China,
Ltd. Class H 48,466 474
Sunny Optical Technology Group Co.,
Ltd. 27,099 361
Tencent Holdings, Ltd. 18,884 921
10,288
Colombia - 0.0%
Millicom International Cellular SA 547 15
Denmark - 2.1%
AP Moller - Maersk A/S Class B 2,306 2,069
Danske Bank A/S 40,324 457
Drilling Co. of 1972 A/S (The)(Æ) 1,163 22
DSV A/S 4,922 448
H Lundbeck A/S 1,635 49
Novo Nordisk A/S Class B 51,521 3,108
6,153
Finland - 1.0%
Elisa OYJ Class A 4,856 302
Kone OYJ Class B 3,365 191
Neste OYJ 14,398 488
Nokia OYJ 200,898 630
Nokian Renkaat OYJ 2,135 52

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orion OYJ Class B 1,887 77
Sampo OYJ Class A 11,238 329
Stora Enso OYJ Class R 6,919 70
UPM- Kymmene OYJ(Ñ) 23,074 637
Wartsila OYJ Abp Class B 6,190 45
2,821
France - 7.3%
Accor SA 9,423 258
Airbus Group SE 5,706 370
Amundi SA(Þ) 17,954 1,063
Arkema SA 1,726 119
Atos SE 2,375 161
AXA SA 17,952 311
BNP Paribas SA 27,978 843
Bouygues SA - ADR 18,902 555
Capgemini SE 3,935 333
Carrefour SA 12,501 198
Cie Generale des Etablissements
Michelin SCA Class B 13,831 1,231
Compagnie de Saint-Gobain SA 42,141 1,025
Credit Agricole SA 24,496 180
Danone SA 4,141 267
Dassault Systemes SE 1,264 187
Eiffage SA 1,933 137
Engie SA 69,822 722
Hermes International 94 65
L'Oreal SA 3,650 958
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,296 1,595
Peugeot SA 11,122 148
Publicis Groupe SA - ADR 30,894 886
Renault SA 17,615 342
Rexel SA Class H 218,125 1,625
Safran SA 4,822 424
Sanofi - ADR 8,973 790
Schneider Electric SE 28,371 2,442
SCOR SE - ADR 17,216 379
Societe Generale SA 34,672 583
Total SA 52,316 2,029
Ubisoft Entertainment SA(Æ) 5,291 390
Unibail - Rodamco -Westfield(ö) 1,829 104
Valeo SA 5,006 84
Worldline SA(Æ)(Þ) 5,557 327
21,131
Germany - 3.9%
1&1 Drillisch AG 2,043 43
adidas AG 9,658 2,223
Allianz SE 3,167 546
BASF SE 25,276 1,222
Bayer AG 5,653 332
BMW US Capital LLC 3,827 201
Brenntag AG 3,883 147
Continental AG 1,558 114
Covestro AG(Þ) 32,798 1,019
Daimler AG 26,315 807
Deutsche Lufthansa AG 33,628 321
Deutsche Post AG 4,353 120
Deutsche Telekom AG 8,128 108
Evonik Industries AG 4,697 100
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresenius Medical Care AG & Co. 3,214 214
Fresenius SE & Co. KGaA 4,361 164
GEA Group AG 4,183 86
Hannover Rueck SE 2,428 355
HeidelbergCement AG 3,101 135
Infineon Technologies AG - ADR 24,127 361
KION Group AG 1,793 79
Metro AG(Æ) 49,527 108
Metro AG 15,401 133
Muenchener Rueckversicherungs-
Gesellschaft AG 3,591 726
Salzgitter AG 6,117 73
SAP SE - ADR 1,638 188
Siemens AG 9,572 824
Uniper SE 2,518 63
Zalando SE(Æ)(Þ) 9,199 358
11,170
Hong Kong - 2.4%
AIA Group, Ltd. 339,408 3,052
CK Asset Holdings, Ltd. 111,549 607
CK Hutchison Holdings, Ltd. Class B 31,813 213
CK Infrastructure Holdings, Ltd. 34,000 180
CLP Holdings, Ltd. 28,500 262
Hang Seng Bank, Ltd. 23,400 399
Henderson Land Development Co., Ltd. 35,200 134
Hongkong Land Holdings, Ltd. 29,300 110
Jardine Matheson Holdings, Ltd. 4,800 240
Jardine Strategic Holdings, Ltd. 4,400 97
New World Development Co., Ltd. 132,000 141
Power Assets Holdings, Ltd. 28,000 167
Sino Land Co., Ltd. 84,000 106
Sun Hung Kai Properties, Ltd. 22,000 289
Swire Pacific, Ltd. Class A 16,000 103
Swire Properties, Ltd. 18,416 52
Techtronic Industries Co., Ltd. 48,271 311
WH Group, Ltd.(Þ) 194,000 180
Wharf Real Estate Investment Co., Ltd. 20,000 82
Wheelock & Co., Ltd. 21,000 143
6,868
India - 1.1%
Canara Bank(Æ) 119,258 143
HDFC Bank, Ltd. - ADR 7,625 293
Housing Development Finance Corp.,
Ltd. 117,532 2,510
NTPC, Ltd. 30,955 34
Oil & Natural Gas Corp., Ltd. 158,288 143
Zee Entertainment Enterprises, Ltd. 105,298 172
3,295
Ireland - 2.5%
AIB Group PLC 122,080 137
Allegion PLC 23,089 2,125
Bank of Ireland Group PLC 133,060 251
CRH PLC 7,610 207
Flutter Entertainment PLC 1,427 129
Kerry Group PLC Class A 16,237 1,861
Linde PLC 14,580 2,632
7,342

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.2%
Bank Hapoalim BM 28,482 171
Bank Leumi Le-Israel BM 36,822 203
Isracard , Ltd. 1,408 4
Israel Chemicals, Ltd. 26,376 84
Israel Discount Bank, Ltd. Class A 28,582 85
Mizrahi Tefahot Bank, Ltd. 3,401 64
611
Italy - 2.3%
Assicurazioni Generali SpA 47,101 642
Atlantia SpA 10,727 134
BPER Banca 57,108 176
Davide Campari-Milano SpA 54,158 390
Enel SpA 180,793 1,258
ENI SpA - ADR 121,029 1,224
Ferrari NV 3,018 469
FinecoBank Banca Fineco SpA 12,771 116
Intesa Sanpaolo SpA 148,539 242
Mediobanca Banca di Credito
Finanziario SpA 15,582 86
Moncler SpA 9,514 347
Poste Italiane SpA (Þ) 14,442 122
Saipem SpA (Æ) 113,516 279
Telecom Italia SpA (Æ) 707,080 289
UniCredit SpA 123,315 966
6,740
Japan - 18.1%
ANA Holdings, Inc. 3,800 93
Asahi Glass Co., Ltd. 4,100 101
Asahi Kasei Corp. 13,000 92
Astellas Pharma, Inc. 45,000 697
Benesse Holdings, Inc. 6,600 168
Bridgestone Corp. 17,800 548
Brother Industries, Ltd. 5,800 89
Canon, Inc. 20,400 446
Central Japan Railway Co. 1,500 240
Chiyoda Corp.(Æ) 31,000 60
Chubu Electric Power Co., Inc. 16,100 227
Citizen Watch Co., Ltd. 61,500 218
Concordia Financial Group, Ltd. 29,700 87
Dai-ichi Life Holdings, Inc. 94,950 1,136
Daito Trust Construction Co., Ltd. 2,600 243
Daiwa House Industry Co., Ltd. 4,400 109
DeNA Co., Ltd. 23,600 258
Denso Corp. 17,800 575
Eisai Co., Ltd. 11,240 825
Electric Power Development Co., Ltd. 5,100 103
Fuji Heavy Industries, Ltd. 27,200 522
Fuji Media Holdings, Inc. 12,900 129
FUJIFILM Holdings Corp. 6,400 321
Fujitsu, Ltd. 18,700 1,686
Fukuoka Financial Group, Inc. 17,800 236
GMO Payment Gateway, Inc. 5,500 386
Gree , Inc. 55,900 216
Hitachi Metals, Ltd. 123,900 1,305
Hitachi, Ltd. 4,900 143
Honda Motor Co., Ltd. 133,200 2,995
Iida Group Holdings Co., Ltd. 39,100 542
Inpex Corp. 255,200 1,433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Isuzu Motors, Ltd. 35,200 233
ITOCHU Corp. 21,400 444
Japan Airlines Co., Ltd. 4,000 74
Japan Exchange Group, Inc. 8,300 147
Japan Post Holdings Co., Ltd. 20,000 157
Japan Tobacco, Inc. 12,900 239
JGC Holdings Corp. 46,700 375
JSR Corp. 47,600 877
JX Holdings, Inc. 325,700 1,116
Kajima Corp. 9,000 92
KDDI Corp. 32,100 949
Keyence Corp. 4,300 1,388
Kirin Holdings Co., Ltd. 12,800 254
Kyocera Corp. 8,000 474
Marubeni Corp. 39,300 196
Mitsubishi Chemical Holdings Corp. 24,700 147
Mitsubishi Corp. 14,600 310
Mitsubishi Electric Corp. 52,500 648
Mitsubishi Estate Co., Ltd. 32,200 475
Mitsubishi Heavy Industries, Ltd. 23,200 587
Mitsubishi Motors Corp. 90,500 256
Mitsubishi UFJ Financial Group, Inc. 323,200 1,206
Mitsui & Co., Ltd. 62,100 865
Mitsui Chemicals, Inc. 5,300 101
MS&AD Insurance Group Holdings, Inc. 20,600 577
Murata Manufacturing Co., Ltd. 7,200 364
Nidec Corp. 5,700 296
Nikon Corp. 40,800 377
Nintendo Co., Ltd. 510 197
Nippon Steel Corp. 13,900 119
Nippon Telegraph & Telephone Corp. 20,206 479
Nippon Television Holdings, Inc. 26,800 299
Nissan Motor Co., Ltd. 147,000 485
Nitto Denko Corp. 12,300 549
Nomura Holdings, Inc. 116,600 494
Nomura Real Estate Holdings, Inc. 4,900 79
NTT DOCOMO, Inc. 25,600 805
Obayashi Corp. 16,300 140
ORIX Corp. 21,000 253
Osaka Gas Co., Ltd. 8,400 159
Otsuka Holdings Co., Ltd. 5,000 196
Panasonic Corp. 146,700 1,120
Resona Holdings, Inc. 334,200 1,006
Sekisui Chemical Co., Ltd. 9,200 122
Sekisui House, Ltd. 14,000 231
Shimamura Co., Ltd. 9,100 550
Shimizu Corp. 12,300 96
Shin-Etsu Chemical Co., Ltd. 25,135 2,490
SMC Corp. 600 256
SoftBank Group Corp. 11,600 406
Sompo Japan Nipponkoa Holdings, Inc. 6,200 192
Sony Corp. 7,910 470
Sumitomo Chemical Co., Ltd. 25,000 74
Sumitomo Corp. 20,600 236
Sumitomo Electric Industries, Ltd. 17,000 179
Sumitomo Mitsui Financial Group, Inc. 69,400 1,685
Sumitomo Mitsui Trust Holdings, Inc. 24,200 699
Suzuki Motor Corp. 14,200 340
T&D Holdings, Inc. 112,100 915
Taiheiyo Cement Corp. 5,200 89

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Takeda Pharmaceutical Co., Ltd. 30,000 918
Teijin, Ltd. 7,000 119
THK Co., Ltd. 15,400 314
Tohoku Electric Power Co., Inc. 12,600 122
Tokio Marine Holdings, Inc. 12,200 560
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 33,900 118
Tokyo Electron, Ltd. 4,300 809
Tokyo Gas Co., Ltd. 9,400 223
Tokyu Fudosan Holdings Corp. 16,800 80
Toppan Printing Co., Ltd. 8,600 132
Toray Industries, Inc. 34,700 150
Tosoh Corp. 7,800 89
Toyota Industries Corp. 3,300 158
Toyota Motor Corp. 22,700 1,367
Toyota Tsusho Corp. 5,600 132
Trend Micro, Inc. 36,600 1,807
Yahoo! Japan Corp. 134,900 434
52,395
Jersey - 0.0%
Ferguson PLC 2,301 144
Luxembourg - 0.8%
ArcelorMittal SA(Æ) 7,875 75
Eurofins Scientific SE 3,450 1,710
RTL Group SA 7,669 259
Tenaris SA 24,829 152
2,196
Macao - 0.1%
Sands China, Ltd. 107,625 392
Malaysia - 0.1%
CIMB Group Holdings BHD 309,300 255
Mexico - 0.3%
Grupo Televisa SAB - ADR 155,510 902
Netherlands - 3.5%
ABN AMRO Bank NV(Þ) 57,910 475
Adyen NV(Æ)(Þ) 540 457
Aegon NV 41,917 106
Akzo Nobel NV 1,907 126
ASML Holding NV 3,800 1,010
Exor NV 2,352 121
Heineken NV 39,307 3,289
ING Groep NV 238,371 1,249
Koninklijke Ahold Delhaize NV 16,777 393
Koninklijke KPN NV 253,725 607
NN Group NV 5,663 153
Randstad NV 2,989 106
Royal Dutch Shell PLC Class A 104,039 1,859
TNT NV - ADR 118,940 150
10,101
New Zealand - 0.2%
a2 Milk Co., Ltd.(Æ) 45,374 470
Meridian Energy, Ltd. 22,166 52
Spark New Zealand, Ltd. 29,159 71
593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.6%
DNB ASA 21,500 241
Mowi ASA 10,241 156
Norsk Hydro ASA 203,263 442
Orkla ASA 25,062 214
Statoil ASA Class N 51,988 655
Yara International ASA 3,759 119
1,827
Portugal - 0.1%
Energias de Portugal SA 61,771 248
Russia - 0.5%
Gazprom PJSC - ADR 88,942 409
Lukoil PJSC - ADR 2,628 157
Sberbank of Russia PJSC - ADR 28,165 267
VEON, Ltd.(Æ) 134,442 203
Yandex NV Class A(Æ)(Ñ) 10,688 364
1,400
Singapore - 1.0%
CapitaLand, Ltd. 64,500 129
DBS Group Holdings, Ltd. 55,600 727
Genting Singapore, Ltd. 99,700 48
Oversea-Chinese Banking Corp., Ltd. 21,945 133
Singapore Airlines, Ltd.(Æ) 18,500 75
Singapore Technologies Engineering,
Ltd. 21,600 47
Singapore Telecommunications, Ltd. 246,700 441
United Overseas Bank, Ltd. 18,400 252
Wilmar International, Ltd. 499,200 1,130
2,982
South Africa - 0.5%
Anglo American PLC 40,726 711
Gold Fields, Ltd. - ADR 63,106 300
Impala Platinum Holdings, Ltd. 38,050 161
MTN Group, Ltd. 61,938 167
1,339
South Korea - 1.6%
KB Financial Group, Inc. 22,041 615
KT Corp. - ADR 65,296 508
LG Household & Health Care, Ltd. 1,622 1,484
POSCO 5,007 657
Samsung Electronics Co., Ltd. 12,719 494
Shinhan Financial Group Co., Ltd. 41,810 973
4,731
Spain - 1.6%
ACS Actividades de Construccion y
Servicios SA 4,727 92
Banco Bilbao Vizcaya Argentaria SA
- ADR 51,081 163
Banco Santander SA - ADR 87,956 214
Bankia SA 395,733 442
Bankinter SA 14,092 52
CaixaBank SA 346,136 645
Cellnex Telecom SA(Þ) 27,637 1,257
Enagas SA 5,909 118
Endesa SA - ADR 15,547 333

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gas Natural SDG SA 6,870 122
Iberdrola SA 21,999 217
Industria de Diseno Textil SA 12,598 327
Red Electrica Corp. SA 10,423 188
Repsol SA - ADR 21,427 196
Telefonica SA - ADR 40,445 186
4,552
Sweden - 1.2%
Assa Abloy AB Class B 23,135 437
Atlas Copco AB(Æ) 15,908 535
Bausch & Lomb, Inc.(Æ) 13,399 244
ICA Gruppen AB 1,554 66
Investor AB Class B 1,564 72
Kinnevik AB Class B 3,988 66
Sandvik AB 33,270 472
Skandinaviska Enskilda Banken AB
Class A 29,117 197
SKF AB Class B 9,541 131
Svenska Handelsbanken AB Class A(Æ) 11,799 99
Swedish Match AB 7,079 405
Telefonaktiebolaget LM Ericsson Class B 65,700 537
Volvo AB Class B 18,739 225
3,486
Switzerland - 7.8%
ABB, Ltd. 25,834 454
Adecco SA 24,492 966
Alcon, Inc.(Æ) 6,099 311
Baloise Holding AG 1,774 233
Cie Financiere Richemont SA 1,133 62
Credit Suisse Group AG 64,296 531
Glencore PLC(Æ) 77,853 119
Julius Baer Group, Ltd. 27,454 937
Kuehne & Nagel International AG 1,290 177
LafargeHolcim , Ltd.(Æ) 29,701 1,086
Lonza Group AG 736 306
Nestle SA 59,446 6,128
Novartis AG 33,469 2,766
Partners Group Holding AG 1,198 829
Roche Holding AG 8,485 2,759
SGS SA 156 362
Swiss Life Holding AG 800 272
Swiss Re AG 8,077 623
Swisscom AG 182 98
Temenos AG(Æ) 3,091 405
UBS Group AG 244,066 2,281
Zurich Insurance Group AG 2,516 893
22,598
Taiwan - 2.0%
Catcher Technology Co., Ltd. 103,513 658
Hon Hai Precision Industry Co., Ltd. 356,184 823
Innolux Corp. 1,155,000 200
MediaTek , Inc. 37,000 394
Shin Kong Financial Holding Co., Ltd. 1,105,000 279
Taiwan Semiconductor Manufacturing
Co., Ltd. 80,000 714
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 57,081 2,728
5,796
Thailand - 0.1%
Kasikornbank PCL 150,800 420
United Kingdom - 8.4%
3i Group PLC 29,168 285
Admiral Group PLC 5,450 150
Ashtead Group PLC 6,357 141
Associated British Foods PLC 2,027 45
AstraZeneca PLC 14,875 1,329
Aviva PLC 192,090 638
Babcock International Group PLC 72,137 342
BAE Systems PLC 26,210 169
Barclays PLC 354,801 412
Barratt Developments PLC 25,562 139
Berkeley Group Holdings PLC 6,208 278
BP PLC 322,609 1,372
British American Tobacco PLC 14,755 504
British Land Co. PLC (The)(ö) 52,154 217
BT Group PLC 404,728 590
Centrica PLC 467,952 220
Coca-Cola European Partners PLC 1,154 43
Compass Group PLC 12,616 197
Diageo PLC 27,574 883
Direct Line Insurance Group PLC 67,607 247
Experian PLC 2,123 59
Fiat Chrysler Automobiles NV 18,218 131
GlaxoSmithKline PLC - ADR 9,801 184
HSBC Holdings PLC 342,536 1,929
Imperial Tobacco Group PLC 5,982 111
InterContinental Hotels Group PLC(Æ) 980 42
J Sainsbury PLC 819,249 2,134
John Wood Group PLC 381,824 733
Johnson Matthey PLC 5,879 131
Kingfisher PLC 282,978 510
Land Securities Group PLC(ö) 34,795 240
Legal & General Group PLC 91,982 220
Lloyds Banking Group PLC 641,761 253
London Stock Exchange Group PLC 5,147 464
M&G PLC(Æ) 56,894 79
Marks & Spencer Group PLC 175,249 215
Mondi PLC 8,829 151
National Grid PLC 12,933 152
Persimmon PLC Class A 7,301 173
Prudential PLC 15,827 202
Reckitt Benckiser Group PLC 763 59
RELX PLC 2,687 58
Royal Bank of Scotland Group PLC 344,585 481
RSA Insurance Group PLC 50,572 263
Scottish & Southern Energy PLC 10,113 163
Segro PLC(ö) 30,362 287
Smith & Nephew PLC 32,132 570
Smiths Group PLC 3,388 51
St. James's Place PLC 15,239 145
Standard Chartered PLC 301,686 1,663
Standard Life Aberdeen PLC(Æ) 127,622 353
Taylor Wimpey PLC 82,348 120
TechnipFMC PLC 99,102 668

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tesco PLC 333,331 944
Travis Perkins PLC 64,516 704
Unilever NV 5,303 261
Unilever PLC 2,116 107
Vodafone Group PLC 722,121 1,009
Wausau Paper Corp. 25,431 173
24,393
United States - 1.1%
Accenture PLC Class A 11,138 1,819
Carnival PLC 3,970 48
Mylan NV(Æ) 48,512 723
Ovintiv , Inc.(Ñ) 30,764 84
Spotify Technology SA(Æ) 3,320 403
3,077
Total Common Stocks
(cost $323,357) 239,380
Preferred Stocks - 1.5%
Germany - 0.7%
Porsche Automobil Holding SE
4.972% (Ÿ) 6,745 291
Volkswagen AG
3.909% (Ÿ) 13,839 1,649
1,940
South Korea - 0.8%
Samsung Electronics Co., Ltd.
2.543% (Ÿ) 74,089 2,419
Total Preferred Stocks
(cost $5,676) 4,359
Short-Term Investments - 10.3%
United States - 10.3%
U.S. Cash Management Fund(@) 29,821,496 (∞) 29,813
Total Short-Term Investments
(cost $29,816) 29,813
Other Securities - 0.5%
U.S. Cash Collateral Fund(x)(@) 1,357,987 (∞) 1,358
Total Other Securities
(cost $1,358) 1,358
Total Investments 94.9%
(identified cost $360,207) 274,910
Other Assets and Liabilities, Net
- 5.1%
14,805
Net Assets - 100.0%
289,715

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.8%
ABN AMRO Bank NV 06/26/19 EUR 57,910 18.14 1,050
475
Adyen NV 07/25/19 EUR 540 749.70 405
457
Amundi SA 02/21/19 EUR 17,954 64.66 1,161
1,063
Cellnex Telecom SA 06/19/17 EUR 27,637 23.43 648
1,257
Covestro AG 08/15/19 EUR 32,798 36.76 1,206
1,019
Poste Italiane SpA 06/26/19 EUR 14,442 10.45 151
122
WH Group, Ltd. 06/26/19 HKD 194,000 1.04 201
180
Worldline SA 02/14/20 EUR 5,557 78.98 439
327
Zalando SE 12/12/19 EUR 9,199 48.75 448
358
5,258
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 327 EUR 8,983 06/20
1,352
FTSE 100 Index Futures 165 GBP 9,299 06/20
1,220
MSCI EAFE Index Futures 479 USD 37,345 06/20
2,916
S&P/TSX 60 Index Futures 73 CAD 11,887 06/20
329
SPI 200 Index Futures 65 AUD 8,302 06/20
19
TOPIX Index Futures 48 JPY 673,440 06/20
121
Short Positions
Hang Seng Index Futures 36 HKD 42,696 04/20
(124)
MSCI Emerging Markets Index Futures 580 USD 24,444 06/20
(763)
S&P 500 E-Mini Index Futures 100 USD 12,849 06/20
144
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
5,214
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,622 AUD 4,023 06/17/20 (148)
Bank of Montreal USD 2,298 CAD 3,160 06/17/20 (51)
Bank of Montreal USD 807 EUR 711 06/17/20 (21)
Bank of Montreal USD 2,147 GBP 1,660 06/17/20 (83)
Bank of Montreal USD 4,102 JPY 427,147 06/17/20 (117)
Bank of Montreal USD 791 SEK 7,492 06/17/20 (33)
Bank of Montreal EUR 5,239 USD 5,765 06/17/20 (30)
Bank of Montreal NOK 7,098 USD 736 06/17/20 53
Bank of New York USD 2,622 AUD 4,023 06/17/20 (146)
Bank of New York USD 2,299 CAD 3,160 06/17/20 (52)
Bank of New York USD 808 EUR 711 06/17/20 (23)
Bank of New York USD 2,147 GBP 1,660 06/17/20 (83)
Bank of New York USD 4,097 JPY 427,147 06/17/20 (111)
Bank of New York USD 793 SEK 7,492 06/17/20 (35)
Bank of New York JPY 155,969 USD 1,449 06/17/20 (6)
Bank of New York NOK 7,098 USD 739 06/17/20 56
Brown Brothers Harriman SEK 1,300 USD 129 04/01/20 (2)
Citigroup USD 2,618 AUD 4,023 06/17/20 (143)
Citigroup USD 2,301 CAD 3,160 06/17/20 (54)
Citigroup USD 804 EUR 711 06/17/20 (18)
Citigroup USD 2,142 GBP 1,660 06/17/20 (78)
Citigroup USD 4,078 JPY 427,147 06/17/20 (93)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 790 SEK 7,492 06/17/20 (31)
Citigroup NOK 7,098 USD 735 06/17/20 52
Royal Bank of Canada USD 2,622 AUD 4,023 06/17/20 (147)
Royal Bank of Canada USD 2,299 CAD 3,160 06/17/20 (52)
Royal Bank of Canada USD 809 EUR 711 06/17/20 (23)
Royal Bank of Canada USD 2,148 GBP 1,660 06/17/20 (83)
Royal Bank of Canada USD 4,100 JPY 427,147 06/17/20 (114)
Royal Bank of Canada USD 794 SEK 7,492 06/17/20 (35)
Royal Bank of Canada NOK 7,098 USD 739 06/17/20 56
Standard Chartered USD 2,626 AUD 4,023 06/17/20 (152)
Standard Chartered USD 2,300 CAD 3,160 06/17/20 (52)
Standard Chartered USD 808 EUR 711 06/17/20 (22)
Standard Chartered USD 2,149 GBP 1,660 06/17/20 (85)
Standard Chartered USD 4,093 JPY 427,147 06/17/20 (108)
Standard Chartered USD 795 SEK 7,492 06/17/20 (36)
Standard Chartered NOK 7,098 USD 738 06/17/20 56
State Street USD 2,517 EUR 2,350 06/17/20 82
State Street USD 1,909 JPY 211,000 06/17/20 60
State Street CHF 1,900 USD 2,045 06/17/20 64
State Street DKK 13,240 USD 2,019 06/17/20 57
State Street GBP 540 USD 627 06/17/20 (45)
State Street JPY 1,222,789 USD 11,741 06/17/20 333
State Street SEK 26,200 USD 2,526 06/17/20 (127)
Toronto Dominion Bank CAD 4,082 USD 2,870 06/17/20 (33)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(1,603)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 143 $ — $ —
$ —
$ 143
Australia — 4,213 —
—
4,213
Austria — 220 —
—
220
Belgium — 1,214 —
—
1,214
Brazil 318 — —
—
318
Canada 11,691 — —
—
11,691
Cayman Islands — 1,320 —
—
1,320
China 4,026 6,262 —
—
10,288
Colombia — 15 —
—
15
Denmark — 6,153 —
—
6,153
Finland — 2,821 —
—
2,821
France — 21,131 —
—
21,131
Germany — 11,170 —
—
11,170
Hong Kong — 6,868 —
—
6,868
India 293 3,002 —
—
3,295
Ireland 2,125 5,217 —
—
7,342
Israel — 611 —
—
611
Italy — 6,740 —
—
6,740
Japan — 52,395 —
—
52,395
Jersey — 144 —
—
144

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Luxembourg — 2,196 —
—
2,196
Macao — 392 —
—
392
Malaysia — 255 —
—
255
Mexico 902 — —
—
902
Netherlands — 10,101 —
—
10,101
New Zealand — 593 —
—
593
Norway — 1,827 —
—
1,827
Portugal — 248 —
—
248
Russia 567 833 —
—
1,400
Singapore — 2,982 —
—
2,982
South Africa 300 1,039 —
—
1,339
South Korea 508 4,223 —
—
4,731
Spain — 4,552 —
—
4,552
Sweden — 3,486 —
—
3,486
Switzerland — 22,598 —
—
22,598
Taiwan 2,728 3,068 —
—
5,796
Thailand — 420 —
—
420
United Kingdom 711 23,682 —
—
24,393
United States 3,029 48 —
—
3,077
Preferred Stocks — 4,359 — — 4,359
Short-Term Investments — — — 29,813 29,813
Other Securities — — — 1,358 1,358
Total Investments 27,341 216,398 — 31,171 274,910
Other Financial Instruments
Assets
Futures Contracts 6,101 — —
—
6,101
Foreign Currency Exchange Contracts — 86 9 —
—
86 9
Liabilities
Futures Contracts (887) — —
—
(887)
Foreign Currency Exchange Contracts — (2,4 72 ) —
—
(2,47 2 )
Total Other Financial Instruments
*
$ 5,21 4 $ (1,60 3 ) $ — $ — $ 3,61 1
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2020, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
32,319
Consumer Staples ...................................................................
12,751

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Energy ....................................................................................
14,612
Financial Services ...................................................................
59,594
Health Care .............................................................................
18,538
Materials and Processing ........................................................
25,210
Producer Durables ..................................................................
32,897
Technology ..............................................................................
33,032
Utilities ...................................................................................
14,786
Short-Term Investments ..........................................................
29,813
Other Securities ......................................................................
1,358
Total Investments .................................................................... 274,910

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 86.7%
Asset-Backed Securities - 5.5%
ACE Securities Corp. Home Equity Loan
Trust
Series 2005-HE3 Class M2
3.181% due 05/25/35 (Ê) 115 114
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 529 471
AEP Texas Restoration Funding LLC
Series 2019-1 Class A2
2.294% due 08/01/31 989 886
Ally Auto Receivables Trust
Series 2019-2 Class A2
2.340% due 06/15/22 1,262 1,263
AmeriCredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 622 621
Ameriquest Mortgage Securities,
Inc. Asset-Backed Pass-Through
Certificates
Series 2005-R1 Class M4
3.596% due 03/25/35 (Ê) 830 731
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 340 309
Asset Backed Securities Corp. Home
Equity Loan Trust
Series 2007-HE1 Class A4
1.767% due 12/25/36 (Ê) 444 360
Avis Budget Rental Car Funding LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 600 567
BCAP LLC Trust
Series 2014-RR3 Class 3A2
2.629% due 07/26/36 (~)(Ê)(Þ) 859 736
Series 2014-RR3 Class 5A2
2.639% due 10/26/36 (~)(Ê)(Þ) 545 468
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 772 629
BNC Mortgage Loan Trust
Series 2007-1 Class A4
2.646% due 03/25/37 (Ê) 799 708
CAL Funding II, Ltd.
Series 2018-2A Class A
4.340% due 09/25/43 (Þ) 252 249
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 573 569
Carlyle Global Market Strategies CLO,
Ltd.
Series 2017-2A Class AR
2.709% due 01/18/29 (Ê)(Þ) 761 735
CarMax Auto Owner Trust
Series 2017-3 Class A3
1.970% due 04/15/22 570 571
Series 2018-1 Class A3
2.480% due 11/15/22 1,757 1,753
Citigroup Mortgage Loan Trust, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-WFH2 Class M2
2.936% due 03/25/37 (Ê) 1,490 1,308
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,363 1,262
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.683% due 04/25/47 1,548 1,446
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 357 336
Education Loan Asset-Backed Trust I
Series 2013-1 Class A2
2.427% due 04/26/32 (Ê)(Þ) 580 555
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
3.577% due 10/25/35 (Ê) 327 315
Flatiron CLO, Ltd.
Series 2017-1A Class A
2.942% due 05/15/30 (Ê)(Þ) 1,000 952
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
3.639% due 08/21/31 (Ê) 850 784
Home Equity Asset Trust
Series 2005-9 Class M1
2.037% due 04/25/36 (Ê) 340 322
Series 2006-4 Class 2A4
1.907% due 08/25/36 (Ê) 552 518
Series 2006-6 Class 2A3
1.777% due 11/25/36 (Ê) 494 428
Horizon Aircraft Finance I, Ltd.
Series 2018-1 Class A
4.458% due 12/15/38 (Þ) 821 601
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
2.626% due 12/25/36 (Ê) 243 175
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.865% due 10/20/29 (Ê)(Þ) 1,020 974
Legacy Mortgage Asset Trust
Series 2019-GS4 Class A1
3.438% due 05/25/59 (~)(Ê)(Þ) 427 431
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
3.236% due 02/25/34 (Ê) 864 782
Series 2004-4 Class M1
3.386% due 10/25/34 (Ê) 607 552
Navient Student Loan Trust
Series 2015-1 Class A2
2.227% due 04/25/40 (Ê) 170 161
New Century Home Equity Loan Trust
Series 2005-B Class M1
2.107% due 10/25/35 (Ê) 690 615
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 762 737
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
Series 2005-WHQ1 Class M5
2.752% due 03/25/35 (Ê) 1,290 1,162
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.736% due 07/25/36 (Ê) 326 321
Series 2006-D Class A3
2.746% due 11/25/36 (Ê) 1,199 1,130
Preston Ridge Partners Mortgage LLC
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 970 766
RAMP Trust
Series 2006-RZ1 Class M4
3.055% due 03/25/36 (Ê) 960 842
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 95 57
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 185 192
Series 2019-10A Class 1
3.113% due 03/10/29 181 184
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.941% due 06/15/39 (Ê) 184 175
Series 2006-A Class A5
2.901% due 06/15/39 (Ê) 186 179
SMB Private Education Loan Trust
Series 2019-B Class A2B
1.705% due 06/15/37 (Ê)(Þ) 190 169
SoFi Professional Loan Program Trust
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 730 706
SpringCastle Funding Asset-Backed
Notes
Series 2019-AA Class A
3.200% due 05/27/36 (Þ) 4,035 3,782
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
2.347% due 09/25/35 (Ê) 535 509
Sunrun Atlas Issuer LLC
Series 2019-2 Class A
3.610% due 02/01/55 (Š)(Þ) 596 523
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 738 664
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 185 183
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ) 877 878
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 422 414
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 544 527
Series 2018-4 Class A1
3.000% due 06/25/58 (~)(Ê)(Þ) 1,067 1,046
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 1,248 1,281
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 1,705 1,669
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 498 435
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 198 196
Triton Container Finance VI LLC
Series 2017-1A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.520% due 06/20/42 (Þ) 551 523
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 68 71
Series 2019-25G Class 1
2.690% due 07/01/44 69 71
Verizon Owner Trust
Series 2018-1A Class A1A
2.820% due 09/20/22 (Þ) 2,106 2,110
Voya CLO, Ltd.
Series 2020-2A Class A1RR
1.829% due 04/17/30 (Ê)(Þ) 2,464 2,317
48,076
Corporate Bonds and Notes - 19.4%
3M Co.
2.750% due 03/01/22 305 307
2.375% due 08/26/29 70 70
3.050% due 04/15/30 30 31
3.700% due 04/15/50 70 78
ABB Finance USA, Inc.
2.875% due 05/08/22 720 726
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 220 226
Abbott Laboratories
3.750% due 11/30/26 51 57
4.750% due 11/30/36 60 76
4.900% due 11/30/46 80 109
AbbVie, Inc.
2.300% due 05/14/21 745 743
2.300% due 11/21/22 (Þ) 440 440
2.600% due 11/21/24 (Þ) 390 396
3.600% due 05/14/25 60 63
2.950% due 11/21/26 (Þ) 100 102
3.200% due 11/21/29 (Þ) 480 490
4.250% due 11/21/49 (Þ) 20 22
Aetna, Inc.
2.800% due 06/15/23 30 30
Allergan Finance LLC
3.250% due 10/01/22 706 708
Allergan Sales LLC
5.000% due 12/15/21 (Þ) 687 712
Ally Financial, Inc.
8.000% due 11/01/31 554 627
Altria Group, Inc.
3.490% due 02/14/22 40 40
2.850% due 08/09/22 170 171
4.000% due 01/31/24 690 706
3.800% due 02/14/24 110 112
4.400% due 02/14/26 350 362
10.200% due 02/06/39 482 811
3.875% due 09/16/46 70 63
5.950% due 02/14/49 100 116
Amazon.com, Inc.
2.500% due 11/29/22 715 738
4.950% due 12/05/44 60 83
Series WI
5.200% due 12/03/25 100 120
3.150% due 08/22/27 220 241
3.875% due 08/22/37 50 60
4.050% due 08/22/47 70 89
American Airlines Pass-Through Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-2 Class A
4.950% due 01/15/23 94 96
American Express Co.
3.375% due 05/17/21 261 264
American Express Credit Corp.
2.250% due 05/05/21 723 725
American Honda Finance Corp.
Series GMTN
1.700% due 09/09/21 797 784
American International Group, Inc.
3.750% due 07/10/25 110 110
American Tower Corp.
3.450% due 09/15/21 701 705
2.250% due 01/15/22 230 225
Amgen, Inc.
2.650% due 05/11/22 274 277
3.625% due 05/22/24 10 11
4.400% due 05/01/45 100 117
Andeavor LLC
Series WI
5.125% due 12/15/26 225 205
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 470 494
4.900% due 02/01/46 70 76
Anheuser-Busch InBev Finance, Inc.
2.625% due 01/17/23 716 719
3.300% due 02/01/23 180 185
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 360 388
4.000% due 04/13/28 20 21
4.750% due 01/23/29 90 99
5.875% due 06/15/35 207 249
5.550% due 01/23/49 160 188
Anthem, Inc.
3.700% due 08/15/21 40 40
3.125% due 05/15/22 30 31
2.950% due 12/01/22 80 82
3.350% due 12/01/24 30 31
3.650% due 12/01/27 110 114
4.550% due 03/01/48 675 764
Aon Corp.
8.205% due 01/01/27 172 186
Apache Corp.
3.250% due 04/15/22 16 12
4.375% due 10/15/28 70 37
4.250% due 01/15/30 20 11
5.100% due 09/01/40 140 62
4.750% due 04/15/43 160 71
4.250% due 01/15/44 120 52
Apple, Inc.
2.400% due 05/03/23 716 745
2.450% due 08/04/26 110 115
4.650% due 02/23/46 100 138
Ares Capital Corp.
3.500% due 02/10/23 261 232
Associated Bank NA
Series BKNT
3.500% due 08/13/21 365 372
AT&T, Inc.
3.000% due 02/15/22 40 40
3.875% due 01/15/26 685 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.800% due 02/15/27 80 83
5.250% due 03/01/37 190 221
4.350% due 06/15/45 100 106
Athene Holding, Ltd.
4.125% due 01/12/28 630 569
Avnet, Inc.
4.875% due 12/01/22 410 427
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 70 57
Bank of America Corp.
3.550% due 03/05/24 (Ê) 130 135
4.000% due 01/22/25 175 185
3.366% due 01/23/26 (Ê) 325 338
4.250% due 10/22/26 320 341
4.271% due 07/23/29 (Ê) 200 217
3.974% due 02/07/30 (Ê) 500 540
4.330% due 03/15/50 (Ê) 30 35
4.083% due 03/20/51 (Ê) 480 545
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 10 10
Series GMTN
2.625% due 04/19/21 718 723
3.300% due 01/11/23 460 476
4.450% due 03/03/26 30 32
3.500% due 04/19/26 790 842
3.593% due 07/21/28 (Ê) 260 266
Series WI
3.004% due 12/20/23 (Ê) 42 43
3.419% due 12/20/28 (Ê) 482 498
BankUnited , Inc.
4.875% due 11/17/25 661 682
Barrick NA Finance LLC
5.700% due 05/30/41 130 160
BAT Capital Corp.
Series WI
3.557% due 08/15/27 445 419
4.540% due 08/15/47 160 146
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 713 714
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 745
Becton Dickinson and Co.
3.363% due 06/06/24 180 180
3.734% due 12/15/24 706 723
4.685% due 12/15/44 8 8
Berkshire Hathaway Energy Co.
Series WI
2.800% due 01/15/23 245 236
3.800% due 07/15/48 491 515
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 621 730
4.250% due 01/15/49 130 160
Berkshire Hathaway, Inc.
3.125% due 03/15/26 694 744
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 30 23
BMW US Capital LLC
3.400% due 08/13/21 (Þ) 797 796
1.850% due 09/15/21 (Þ) 20 20
Boardwalk Pipelines, LP

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 05/03/29 710 535
Boeing Co. (The)
2.125% due 03/01/22 272 257
3.100% due 05/01/26 20 18
2.700% due 02/01/27 40 37
2.800% due 03/01/27 30 27
3.200% due 03/01/29 120 111
3.250% due 02/01/35 450 391
3.550% due 03/01/38 30 26
3.750% due 02/01/50 40 37
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
2.520% due 09/19/22 250 248
2.750% due 05/10/23 513 515
3.216% due 11/28/23 290 298
3.410% due 02/11/26 200 200
3.119% due 05/04/26 120 121
3.000% due 02/24/50 320 298
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 829 665
Bristol-Myers Squibb Co.
2.250% due 08/15/21 (Þ) 70 70
2.600% due 05/16/22 (Þ) 90 92
3.550% due 08/15/22 (Þ) 30 32
2.900% due 07/26/24 (Þ) 290 307
3.875% due 08/15/25 (Þ) 200 217
3.200% due 06/15/26 (Þ) 190 203
3.900% due 02/20/28 (Þ) 380 423
3.400% due 07/26/29 (Þ) 170 187
5.000% due 08/15/45 (Þ) 80 107
Brown & Brown, Inc.
4.200% due 09/15/24 693 731
Bunge, Ltd. Finance Corp.
3.000% due 09/25/22 531 525
4.350% due 03/15/24 220 228
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 220 229
4.550% due 09/01/44 461 559
4.150% due 04/01/45 100 117
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 40 35
3.302% due 01/15/35 (Þ) 230 199
Capital One NA
Series BKNT
2.250% due 09/13/21 535 525
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 40 39
2.242% due 02/15/25 (Þ) 90 88
2.493% due 02/15/27 (Þ) 20 19
2.722% due 02/15/30 (Þ) 160 147
3.377% due 04/05/40 (Þ) 60 53
3.577% due 04/05/50 (Þ) 60 53
Caterpillar Financial Services Corp.
Series I
2.650% due 05/17/21 276 279
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 242 243
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 05/01/32 (Þ) 60 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Centene Corp.
3.375% due 02/15/30 (Þ) 110 102
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 240 261
5.375% due 04/01/38 80 86
5.750% due 04/01/48 350 397
4.800% due 03/01/50 40 42
Series WI
4.908% due 07/23/25 420 452
6.384% due 10/23/35 20 24
6.484% due 10/23/45 60 73
6.834% due 10/23/55 593 703
Chevron Corp.
2.100% due 05/16/21 302 303
2.355% due 12/05/22 436 442
2.954% due 05/16/26 70 74
Chubb INA Holdings, Inc.
3.350% due 05/03/26 30 32
Cigna Corp.
Series 144a
6.125% due 11/15/41 (Þ) 335 437
Series WI
3.400% due 09/17/21 60 61
3.750% due 07/15/23 100 103
4.125% due 11/15/25 130 139
4.375% due 10/15/28 460 495
Cimarex Energy Co.
4.375% due 06/01/24 10 8
3.900% due 05/15/27 210 152
4.375% due 03/15/29 200 134
Cintas Corp. No. 2
2.900% due 04/01/22 60 60
3.700% due 04/01/27 70 72
Cisco Systems, Inc.
2.600% due 02/28/23 371 382
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (Ê) 738 622
Citigroup, Inc.
4.450% due 09/29/27 610 640
4.412% due 03/31/31 (Ê) 160 176
8.125% due 07/15/39 550 869
5.300% due 05/06/44 101 123
4.750% due 05/18/46 220 252
4.650% due 07/23/48 55 66
Series 9-RG
4.650% due 07/30/45 147 176
Series P
5.950% due 12/31/49 (Ê)(ƒ) 260 252
CME Group, Inc.
5.300% due 09/15/43 30 40
CNH Industrial Capital LLC
3.875% due 10/15/21 250 249
CNOOC Finance USA LLC
3.500% due 05/05/25 550 579
Coca-Cola Co. (The)
3.300% due 09/01/21 281 288
4.125% due 03/25/40 30 37
4.200% due 03/25/50 130 170

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 688
Comcast Corp.
1.625% due 01/15/22 290 291
2.750% due 03/01/23 500 514
3.700% due 04/15/24 260 279
3.950% due 10/15/25 200 220
3.150% due 03/01/26 30 31
4.150% due 10/15/28 350 398
3.400% due 04/01/30 70 76
4.250% due 10/15/30 120 141
6.500% due 11/15/35 90 131
6.550% due 07/01/39 200 282
3.250% due 11/01/39 10 11
3.750% due 04/01/40 10 11
3.400% due 07/15/46 20 22
4.000% due 03/01/48 20 23
4.700% due 10/15/48 10 13
3.450% due 02/01/50 110 121
Concho Resources, Inc.
4.375% due 01/15/25 90 77
3.750% due 10/01/27 150 127
4.300% due 08/15/28 90 82
Consolidated Edison Company of New
York, Inc.
Series 20A
3.350% due 04/01/30 50 52
Series 20B
3.950% due 04/01/50 30 31
Constellation Brands, Inc.
4.750% due 11/15/24 40 41
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 71 73
Continental Resources, Inc.
4.500% due 04/15/23 140 77
3.800% due 06/01/24 110 56
4.900% due 06/01/44 10 4
Series WI
4.375% due 01/15/28 150 70
Corning, Inc.
5.850% due 11/15/68 633 698
Costco Wholesale Corp.
2.250% due 02/15/22 121 122
Crown Castle International Corp.
4.875% due 04/15/22 299 314
5.250% due 01/15/23 203 215
CVS Health Corp.
2.750% due 12/01/22 90 91
3.700% due 03/09/23 260 271
2.625% due 08/15/24 200 201
4.100% due 03/25/25 190 200
3.625% due 04/01/27 40 41
4.300% due 03/25/28 590 627
3.250% due 08/15/29 200 195
3.750% due 04/01/30 110 114
4.780% due 03/25/38 70 77
4.125% due 04/01/40 40 40
5.125% due 07/20/45 140 161
5.050% due 03/25/48 325 369
DCP Midstream Operating, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.450% due 11/03/36 (Þ) 30 14
Deere & Co.
3.100% due 04/15/30 20 21
3.750% due 04/15/50 90 105
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 430 435
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 32 33
Series 2002-1
6.718% due 01/02/23 64 64
Delta Air Lines, Inc.
3.625% due 03/15/22 223 209
Devon Energy Corp.
5.850% due 12/15/25 440 350
5.000% due 06/15/45 180 115
Devon Financing Co. LLC
7.875% due 09/30/31 150 109
Diageo Investment Corp.
2.875% due 05/11/22 90 91
Diamondback Energy, Inc.
3.500% due 12/01/29 110 78
Series WI
5.375% due 05/31/25 30 22
Discover Bank
2.450% due 09/12/24 742 711
Discover Financial Services
3.850% due 11/21/22 703 717
DISH DBS Corp.
Series WI
5.875% due 11/15/24 150 146
7.750% due 07/01/26 30 31
Dominion Energy, Inc.
2.715% due 08/15/21 (~)(Ê) 726 716
7.000% due 06/15/38 20 25
Domtar Corp.
6.750% due 02/15/44 656 587
Dow Chemical Co. (The)
3.500% due 10/01/24 694 686
Duke Energy Carolinas LLC
5.300% due 02/15/40 30 38
4.000% due 09/30/42 100 113
Duke Energy Corp.
3.750% due 04/15/24 682 707
DuPont de Nemours, Inc.
5.319% due 11/15/38 589 662
Eaton Corp.
2.750% due 11/02/22 150 152
4.150% due 11/02/42 40 44
Ecolab, Inc.
4.350% due 12/08/21 756 778
Edison International
4.125% due 03/15/28 718 687
Enable Midstream Partners, LP
4.150% due 09/15/29 762 351
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 533
Energy Transfer Operating, LP
5.875% due 01/15/24 653 617
4.500% due 04/15/24 100 89
2.900% due 05/15/25 30 25
5.250% due 04/15/29 30 25

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 05/15/30 340 266
6.250% due 04/15/49 30 25
Series 10Y
4.950% due 06/15/28 40 33
Series F
6.750% due 12/31/99 (Ê)(ƒ) 90 55
Energy Transfer Partners, LP / Regency
Energy Finance Corp.
5.000% due 10/01/22 516 470
Enterprise Products Operating LLC
3.500% due 02/01/22 708 698
3.900% due 02/15/24 30 31
4.150% due 10/16/28 310 315
2.800% due 01/31/30 100 91
7.550% due 04/15/38 20 23
4.850% due 03/15/44 20 21
4.200% due 01/31/50 160 150
3.700% due 01/31/51 70 62
EOG Resources, Inc.
4.150% due 01/15/26 30 31
3.900% due 04/01/35 140 141
ERP Operating, LP
4.625% due 12/15/21 686 701
Exelon Corp.
3.497% due 06/01/22 245 237
Series WI
3.950% due 06/15/25 489 491
Exelon Generation Co. LLC
5.600% due 06/15/42 615 594
Exxon Mobil Corp.
2.726% due 03/01/23 778 803
2.992% due 03/19/25 120 126
3.043% due 03/01/26 60 63
3.482% due 03/19/30 120 133
4.114% due 03/01/46 40 48
FedEx Corp.
4.500% due 02/01/65 226 181
Fidelity National Information Services,
Inc.
3.000% due 08/15/26 757 773
FirstEnergy Corp.
Series B
4.250% due 03/15/23 100 102
3.900% due 07/15/27 370 374
Series C
7.375% due 11/15/31 550 739
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 196
3.096% due 05/04/23 739 654
9.300% due 03/01/30 564 538
7.450% due 07/16/31 446 321
4.750% due 01/15/43 10 6
7.400% due 11/01/46 230 154
Series FXD
3.813% due 10/12/21 200 191
Fox Corp.
Series WI
4.709% due 01/25/29 30 33
5.476% due 01/25/39 270 313
Freeport-McMoRan, Inc.
3.550% due 03/01/22 10 10
4.550% due 11/14/24 10 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 03/15/43 230 206
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 236 245
4.750% due 10/15/24 (Þ) 110 111
General Dynamics Corp.
3.000% due 05/11/21 713 720
4.250% due 04/01/50 30 37
General Electric Co.
Series GMTN
6.875% due 01/10/39 511 638
Series MTNA
6.750% due 03/15/32 619 750
General Motors Co.
4.875% due 10/02/23 671 598
6.250% due 10/02/43 110 87
General Motors Financial Co., Inc.
4.375% due 09/25/21 20 18
4.200% due 11/06/21 335 318
4.250% due 05/15/23 10 9
Georgia Power Co.
2.850% due 05/15/22 250 252
Gilead Sciences, Inc.
3.650% due 03/01/26 90 98
4.750% due 03/01/46 100 128
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 464
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 410 377
4.625% due 04/29/24 (Þ) 40 37
4.000% due 03/27/27 (Þ) 330 300
3.875% due 10/27/27 (Þ) 60 54
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 73
5.375% due 04/15/26 653 579
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 1,138 1,183
3.200% due 02/23/23 70 71
3.850% due 07/08/24 150 157
3.272% due 09/29/25 (Ê) 350 357
4.250% due 10/21/25 310 326
3.500% due 11/16/26 90 92
3.691% due 06/05/28 (Ê) 200 206
4.223% due 05/01/29 (Ê) 50 53
6.750% due 10/01/37 410 551
4.411% due 04/23/39 (Ê) 100 109
6.250% due 02/01/41 160 221
5.150% due 05/22/45 200 236
4.750% due 10/21/45 250 299
Halliburton Co.
3.800% due 11/15/25 5 4
4.850% due 11/15/35 130 101
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 10 10
4.875% due 05/15/26 (Þ) 70 69
Harman International Industries, Inc.
4.150% due 05/15/25 233 241
Hasbro, Inc.
5.100% due 05/15/44 480 400
HCA, Inc.
5.000% due 03/15/24 50 52
4.500% due 02/15/27 40 41

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 09/01/28 100 105
4.125% due 06/15/29 269 271
5.500% due 06/15/47 463 504
Home Depot, Inc. (The)
3.250% due 03/01/22 525 543
2.625% due 06/01/22 243 247
2.700% due 04/15/30 80 82
3.300% due 04/15/40 80 82
3.900% due 06/15/47 20 22
3.350% due 04/15/50 90 98
Honeywell International, Inc.
1.850% due 11/01/21 730 730
HSBC USA, Inc.
7.200% due 07/15/97 457 672
Humana, Inc.
3.150% due 12/01/22 10 10
3.950% due 03/15/27 200 203
4.625% due 12/01/42 20 22
4.950% due 10/01/44 20 23
4.800% due 03/15/47 10 11
iHeartCommunications , Inc.
3.989% due 05/01/26 (Ê) 259 217
Intel Corp.
2.350% due 05/11/22 726 754
3.700% due 07/29/25 20 22
4.600% due 03/25/40 60 72
4.750% due 03/25/50 320 418
4.950% due 03/25/60 110 152
Series WI
3.734% due 12/08/47 10 12
International Business Machines Corp.
2.500% due 01/27/22 721 738
3.000% due 05/15/24 220 230
3.500% due 05/15/29 215 235
International Lease Finance Corp.
8.625% due 01/15/22 50 48
5.875% due 08/15/22 410 367
International Paper Co.
5.150% due 05/15/46 188 195
Jefferies Group LLC
6.500% due 01/20/43 635 527
Johnson & Johnson
2.050% due 03/01/23 728 744
3.625% due 03/03/37 70 80
JPMorgan Chase & Co.
4.350% due 08/15/21 130 134
4.500% due 01/24/22 691 722
3.875% due 09/10/24 100 106
4.023% due 12/05/24 (Ê) 220 233
4.125% due 12/15/26 230 251
4.250% due 10/01/27 30 33
4.203% due 07/23/29 (Ê) 200 220
4.452% due 12/05/29 (Ê) 260 292
8.750% due 09/01/30 280 424
4.950% due 06/01/45 100 129
Keurig Dr Pepper, Inc.
Series WI
3.551% due 05/25/21 608 615
4.057% due 05/25/23 222 231
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 600 646
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 03/01/44 20 20
Kinder Morgan, Inc.
4.300% due 06/01/25 80 82
4.300% due 03/01/28 170 167
5.550% due 06/01/45 80 82
5.050% due 02/15/46 30 30
5.200% due 03/01/48 10 11
Series GMTN
7.800% due 08/01/31 176 202
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 11
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 28 28
Series WI
3.000% due 06/01/26 60 58
5.000% due 07/15/35 20 20
Kroger Co. (The)
5.150% due 08/01/43 20 24
L3Harris Technologies, Inc.
4.854% due 04/27/35 40 43
5.054% due 04/27/45 40 44
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 61
Las Vegas Sands Corp.
3.200% due 08/08/24 942 848
Lennar Corp.
4.500% due 04/30/24 40 39
Series WI
5.000% due 06/15/27 10 9
4.750% due 11/29/27 100 100
Lockheed Martin Corp.
3.100% due 01/15/23 702 712
4.500% due 05/15/36 10 11
Series 10YR
3.550% due 01/15/26 90 97
Lowe's Cos., Inc.
3.800% due 11/15/21 240 244
4.500% due 04/15/30 50 55
5.000% due 04/15/40 20 23
5.125% due 04/15/50 110 132
Main Street Capital Corp.
5.200% due 05/01/24 728 689
Marathon Petroleum Corp.
5.000% due 09/15/54 234 179
Markel Corp.
4.300% due 11/01/47 699 652
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 62
3.200% due 04/01/30 (Þ) 30 31
Marsh & McLennan Cos., Inc.
3.500% due 06/03/24 650 664
Masco Corp.
4.450% due 04/01/25 238 243
McDonald's Corp.
2.625% due 01/15/22 721 729
3.700% due 01/30/26 60 63
3.500% due 03/01/27 40 42
3.800% due 04/01/28 200 212
3.600% due 07/01/30 70 73
4.200% due 04/01/50 60 66
Medtronic, Inc.
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.150% due 03/15/22 254 263
3.500% due 03/15/25 67 72
MetLife, Inc.
6.400% due 12/15/36 100 104
Microsoft Corp.
2.875% due 02/06/24 180 192
2.700% due 02/12/25 40 43
2.400% due 08/08/26 200 212
3.300% due 02/06/27 810 900
4.100% due 02/06/37 200 244
3.750% due 02/12/45 100 121
MidAmerican Energy Co.
3.700% due 09/15/23 237 244
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 267 256
Mondelez International, Inc.
3.625% due 05/07/23 689 723
Morgan Stanley
3.737% due 04/24/24 (Ê) 170 175
3.622% due 04/01/31 (Ê) 390 406
5.597% due 03/24/51 (Ê) 40 56
Series GMTN
3.772% due 01/24/29 (Ê) 20 21
4.431% due 01/23/30 (Ê) 10 11
2.699% due 01/22/31 (Ê) 420 411
MPLX, LP
4.000% due 03/15/28 40 36
4.800% due 02/15/29 170 150
4.500% due 04/15/38 80 63
4.700% due 04/15/48 140 108
5.500% due 02/15/49 60 51
Series WI
4.500% due 07/15/23 100 86
4.875% due 06/01/25 40 33
NBCUniversal Media LLC
2.875% due 01/15/23 524 539
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 735
Nevada Power Co.
5.450% due 05/15/41 208 247
Series R
6.750% due 07/01/37 362 478
Newell Brands, Inc.
3.850% due 04/01/23 40 40
4.200% due 04/01/26 40 39
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 551
Nike, Inc.
2.850% due 03/27/30 110 116
3.250% due 03/27/40 70 73
3.375% due 03/27/50 220 241
Noble Energy, Inc.
3.900% due 11/15/24 250 206
3.850% due 01/15/28 130 92
5.250% due 11/15/43 10 6
4.950% due 08/15/47 40 24
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 631 657
Northrop Grumman Corp.
2.550% due 10/15/22 717 717
2.930% due 01/15/25 80 81
5.250% due 05/01/50 90 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F0TZ
3.250% due 01/15/28 310 325
Novartis Capital Corp.
2.400% due 05/17/22 719 741
NVIDIA Corp.
2.850% due 04/01/30 60 62
3.500% due 04/01/40 160 170
3.500% due 04/01/50 330 360
3.700% due 04/01/60 80 87
Oasis Petroleum, Inc.
6.875% due 03/15/22 80 16
6.875% due 01/15/23 10 2
Occidental Petroleum Corp.
2.600% due 08/13/21 150 120
3.125% due 02/15/22 30 22
2.700% due 08/15/22 80 57
6.950% due 07/01/24 10 6
2.900% due 08/15/24 480 262
5.550% due 03/15/26 230 123
3.400% due 04/15/26 50 24
3.000% due 02/15/27 360 171
3.500% due 08/15/29 200 94
7.875% due 09/15/31 30 16
6.450% due 09/15/36 110 53
4.500% due 07/15/44 125 51
4.625% due 06/15/45 30 13
6.600% due 03/15/46 90 42
4.400% due 04/15/46 20 8
4.100% due 02/15/47 190 81
4.200% due 03/15/48 70 30
ONEOK Partners, LP
6.125% due 02/01/41 614 554
ONEOK, Inc.
7.500% due 09/01/23 204 203
4.350% due 03/15/29 506 413
Oracle Corp.
2.625% due 02/15/23 719 738
Otis Worldwide Corp.
2.056% due 04/05/25 (Þ) 60 59
2.293% due 04/05/27 (Þ) 60 57
2.565% due 02/15/30 (Þ) 170 165
PacifiCorp
5.750% due 04/01/37 543 705
PepsiCo, Inc.
2.750% due 03/05/22 224 230
2.875% due 10/15/49 40 42
3.875% due 03/19/60 30 38
Pfizer, Inc.
2.625% due 04/01/30 90 94
Philip Morris International, Inc.
2.500% due 08/22/22 90 91
4.500% due 03/20/42 40 47
Series 5YR
2.500% due 11/02/22 60 60
Series NCD
2.375% due 08/17/22 938 955
Phillips 66
Series WI
4.300% due 04/01/22 498 500
Plains All American Pipeline, LP
3.600% due 11/01/24 705 580

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PNC Financial Services Group, Inc.
(The)
3.300% due 03/08/22 713 725
Series BKNT
2.232% due 07/22/22 (Ê) 808 810
Precision Castparts Corp.
2.500% due 01/15/23 240 242
3.900% due 01/15/43 457 470
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 70 69
5.750% due 04/15/26 (Þ) 60 59
Procter & Gamble Co. (The)
2.150% due 08/11/22 270 276
3.000% due 03/25/30 60 67
3.550% due 03/25/40 70 82
3.600% due 03/25/50 90 111
Progress Energy, Inc.
7.000% due 10/30/31 173 218
PSEG Power LLC
8.625% due 04/15/31 170 217
Range Resources Corp.
5.875% due 07/01/22 12 9
Series WI
4.875% due 05/15/25 230 137
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 60 56
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ) 684 696
Republic Services, Inc.
2.500% due 08/15/24 60 60
Reynolds American, Inc.
5.850% due 08/15/45 70 75
Roche Holdings, Inc.
1.750% due 01/28/22 (Þ) 669 674
Rockwell Collins, Inc.
3.200% due 03/15/24 708 730
Rohm & Haas Co.
7.850% due 07/15/29 540 678
S&P Global, Inc.
Series WI
4.000% due 06/15/25 539 566
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 663 654
Salesforce.com, Inc.
3.250% due 04/11/23 70 73
3.700% due 04/11/28 30 33
Santander Holdings USA, Inc.
4.500% due 07/17/25 20 20
Series WI
3.244% due 10/05/26 350 313
Sasol Financing USA LLC
5.875% due 03/27/24 723 304
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 37
Service Properties Trust
4.375% due 02/15/30 765 580
Sherwin-Williams Co. (The)
3.125% due 06/01/24 704 700
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 718 718
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. (The)
2.950% due 07/01/23 712 716
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 259
Spectra Energy Partners, LP
4.750% due 03/15/24 671 645
Sprint Capital Corp.
8.750% due 03/15/32 280 370
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 75 75
4.738% due 03/20/25 (Þ) 240 245
Starbucks Corp.
3.800% due 08/15/25 220 234
Sunoco Logistics Partners Operations,
LP
3.450% due 01/15/23 420 362
4.250% due 04/01/24 269 237
5.300% due 04/01/44 10 8
Synchrony Financial
3.750% due 08/15/21 270 271
Sysco Corp.
2.400% due 02/15/30 734 603
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 17
5.875% due 04/15/26 10 8
5.375% due 02/01/27 10 8
5.500% due 03/01/30 (Þ) 30 23
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 387
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 210 178
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 706 724
Time Warner Cable LLC
7.300% due 07/01/38 600 737
6.750% due 06/15/39 20 23
Time Warner Entertainment Co., LP
8.375% due 03/15/23 782 860
TJX Cos., Inc. (The)
2.750% due 06/15/21 246 247
Toll Brothers Finance Corp.
4.375% due 04/15/23 30 29
Toyota Motor Credit Corp.
3.400% due 09/15/21 382 388
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 251
Truist Bank
Series BKNT
2.450% due 08/01/22 728 729
Tyson Foods, Inc.
4.500% due 06/15/22 518 536
3.950% due 08/15/24 237 254
Unilever Capital Corp.
1.375% due 07/28/21 254 254
2.200% due 05/05/22 504 497
Union Pacific Corp.
2.950% due 01/15/23 269 275
3.750% due 07/15/25 60 64

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.150% due 02/05/27 50 49
3.950% due 09/10/28 400 429
3.839% due 03/20/60 (Þ) 140 150
3.750% due 02/05/70 110 114
United Rentals NA, Inc.
6.500% due 12/15/26 10 10
3.875% due 11/15/27 10 9
4.875% due 01/15/28 30 29
5.250% due 01/15/30 130 130
United Technologies Corp.
3.650% due 08/16/23 72 76
3.950% due 08/16/25 30 33
4.125% due 11/16/28 100 110
4.500% due 06/01/42 20 23
UnitedHealth Group, Inc.
2.875% due 12/15/21 40 41
2.875% due 03/15/22 720 740
4.625% due 07/15/35 100 119
5.700% due 10/15/40 60 81
3.700% due 08/15/49 160 178
3.875% due 08/15/59 30 33
US Bank NA
Series BKNT
3.150% due 04/26/21 250 252
Valero Energy Corp.
10.500% due 03/15/39 151 194
Verizon Communications, Inc.
3.500% due 11/01/24 20 21
2.625% due 08/15/26 70 72
4.125% due 03/16/27 40 45
3.000% due 03/22/27 40 42
3.875% due 02/08/29 120 134
3.150% due 03/22/30 90 97
7.750% due 12/01/30 100 149
4.500% due 08/10/33 450 542
5.250% due 03/16/37 80 102
4.125% due 08/15/46 60 69
5.500% due 03/16/47 10 14
4.000% due 03/22/50 40 47
Series WI
2.946% due 03/15/22 717 731
3.376% due 02/15/25 178 191
4.329% due 09/21/28 123 142
4.862% due 08/21/46 50 65
ViacomCBS , Inc.
3.875% due 04/01/24 20 20
Visa, Inc.
2.150% due 09/15/22 277 283
3.150% due 12/14/25 150 163
4.300% due 12/14/45 590 744
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 708 628
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 44
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 699 691
Walgreen Co.
3.100% due 09/15/22 716 717
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 707 717
Wal-Mart Stores, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 04/22/24 697 749
Walmart, Inc.
3.700% due 06/26/28 230 259
Walt Disney Co. (The)
2.350% due 12/01/22 240 244
Series WI
3.700% due 09/15/24 682 735
6.650% due 11/15/37 40 58
Waste Management, Inc.
3.500% due 05/15/24 190 197
2.950% due 06/15/24 100 102
3.200% due 06/15/26 100 104
3.450% due 06/15/29 120 128
4.150% due 07/15/49 40 46
Wells Fargo & Co.
4.600% due 04/01/21 220 225
2.100% due 07/26/21 792 791
3.007% due 10/31/23 (Ê) 200 191
3.750% due 01/24/24 535 566
3.000% due 04/22/26 400 412
3.000% due 10/23/26 260 266
4.150% due 01/24/29 545 595
2.879% due 10/30/30 (Ê) 180 178
4.478% due 04/04/31 (Ê) 80 90
5.375% due 11/02/43 200 239
4.650% due 11/04/44 10 12
4.400% due 06/14/46 230 259
4.750% due 12/07/46 530 612
5.013% due 04/04/51 (Ê) 980 1,244
Series GMTN
4.900% due 11/17/45 250 296
Western Midstream Operating, LP
2.698% due 01/13/23 (Ê) 40 21
3.100% due 02/01/25 90 47
4.650% due 07/01/26 40 20
4.500% due 03/01/28 50 24
4.050% due 02/01/30 340 150
5.300% due 03/01/48 845 322
5.250% due 02/01/50 60 25
Williams Cos., Inc. (The)
7.750% due 06/15/31 130 138
8.750% due 03/15/32 517 562
5.800% due 11/15/43 155 153
Series A
7.500% due 01/15/31 80 93
WPX Energy, Inc.
5.250% due 10/15/27 30 17
4.500% due 01/15/30 20 11
169,335
International Debt - 10.0%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
2.739% due 11/19/26 (Ê) 361 332
1011778 BC ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 120 120
ABN AMRO Bank NV
3.400% due 08/27/21 (Þ) 862 863
Abu Dhabi Government International
Bond
Series C
2.500% due 10/11/22 (Þ) 200 201

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 189
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 652 585
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 733 730
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 200 194
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 616 624
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 687
Allergan Funding SCS
3.450% due 03/15/22 285 296
3.800% due 03/15/25 60 61
4.550% due 03/15/35 10 11
Altrice France SA Term Loan B12
4.392% due 01/31/26 (Ê) 65 61
Ambac LSNI LLC
6.450% due 02/12/23 (Ê)(Þ) 3,947 3,748
Anglo American Capital PLC
3.750% due 04/10/22 (Þ) 368 359
3.625% due 09/11/24 (Þ) 200 188
ArcelorMittal SA
3.600% due 07/16/24 120 109
6.125% due 06/01/25 170 168
4.550% due 03/11/26 50 45
Argentine Republic Government
International Bond
5.625% due 01/26/22 340 99
6.875% due 01/11/48 210 55
Series NY
5.250% due 03/31/29 (~)(Ê) 160 47
Series WI
7.500% due 04/22/26 170 47
AstraZeneca PLC
2.375% due 06/12/22 403 406
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 686 613
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 683
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 665
Banco Santander SA
3.848% due 04/12/23 200 205
2.706% due 06/27/24 400 396
4.379% due 04/12/28 200 205
Bangkok Bank PCL
3.875% due 09/27/22 (Þ) 219 228
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 729 669
Bank of Montreal
2.900% due 03/26/22 270 273
3.803% due 12/15/32 (Ê) 20 19
Series D
3.100% due 04/13/21 519 525
Bank of Nova Scotia (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BKNT
2.450% due 09/19/22 721 727
Barclays PLC
4.972% due 05/16/29 (Ê) 400 432
5.088% due 06/20/30 (Ê) 200 207
4.950% due 01/10/47 660 722
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 667 662
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 693 680
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
5.000% due 09/30/43 170 223
BNP Paribas SA
4.705% due 01/10/25 (Ê)(Þ) 260 271
4.400% due 08/14/28 (Þ) 200 215
BP Capital Markets PLC
3.245% due 05/06/22 222 222
Brazil Government International Bond
2.625% due 01/05/23 220 221
4.625% due 01/13/28 990 1,053
5.625% due 01/07/41 170 173
5.000% due 01/27/45 350 333
British Telecommunications PLC
9.625% due 12/15/30 30 46
Brookfield Finance, Inc.
4.000% due 04/01/24 618 625
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 718 730
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.936% due 07/17/31 (Ê)(Þ) 1,600 1,482
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 609
Colombia Government International
Bond
5.625% due 02/26/44 270 296
Commonwealth Bank of Australia
2.000% due 09/06/21 (Þ) 215 213
Cooperatieve Rabobank UA
4.625% due 12/01/23 250 259
4.375% due 08/04/25 900 922
Covidien International Finance SA
3.200% due 06/15/22 703 727
Credit Suisse Group AG
4.194% due 04/01/31 (Ê)(Þ) 250 256
Series WI
3.450% due 04/16/21 709 713
DAE Funding LLC
5.750% due 11/15/23 (Þ) 20 19
Danone SA
2.077% due 11/02/21 (Þ) 890 891
2.589% due 11/02/23 (Þ) 718 712
Danske Bank A/S
5.000% due 01/12/22 (Þ) 400 410
3.875% due 09/12/23 (Þ) 200 197
5.375% due 01/12/24 (Þ) 862 908
Delhaize America, Inc.
9.000% due 04/15/31 154 222

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 251 248
DNB Bank ASA
2.375% due 06/02/21 (Þ) 550 539
DP World PLC
5.625% due 09/25/48 (Þ) 200 167
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
3.051% due 07/15/30 (Ê)(Þ) 1,230 1,167
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 207 183
Ecopetrol SA
5.375% due 06/26/26 60 58
5.875% due 05/28/45 350 310
Embotelladora Andina SA
5.000% due 10/01/23 (Þ) 264 265
Enbridge, Inc.
3.700% due 07/15/27 687 681
Enel SpA
Series 658A
3.500% due 04/06/28 (Þ) 706 709
Eni SpA
4.250% due 05/09/29 (Þ) 658 638
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 200 190
Equinor ASA
2.650% due 01/15/24 775 788
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 226 244
Four Seasons Hotels, Ltd. 1st Lien Term
Loan B
2.989% due 11/30/23 (Ê) 139 125
Froneri International Ltd. Term Loan
3.239% due 01/31/27 (Ê) 130 123
Garda World Security Corp. 2019 1st
Lien Term Loan B
6.390% due 10/17/26 (Ê) 69 65
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 672 695
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 600 648
GFL Environmental, Inc. 1st Lien Term
Loan B
3.991% due 05/31/25 (Ê) 24 23
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 256 263
2.875% due 06/01/22 510 522
Glencore Canada Corp.
6.200% due 06/15/35 631 625
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
2.969% due 11/28/30 (Ê)(Þ) 1,860 1,757
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.684% due 11/15/27 (Ê) 279 263
Heineken NV
3.400% due 04/01/22 (Þ) 710 718
HSBC Bank PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.650% due 05/01/25 375 416
HSBC Holdings PLC
2.650% due 01/05/22 721 720
3.900% due 05/25/26 220 224
4.041% due 03/13/28 (Ê) 410 417
4.583% due 06/19/29 (Ê) 400 426
4.950% due 03/31/30 200 221
3.973% due 05/22/30 (Ê) 200 205
6.250% due 12/31/99 (Ê)(ƒ) 200 185
6.500% due 12/31/99 (Ê)(ƒ) 200 187
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 252 243
Indonesia Government International
Bond
3.500% due 01/11/28 210 206
4.350% due 01/11/48 240 246
3.700% due 10/30/49 540 538
Series REGS
3.750% due 04/25/22 430 432
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 400 382
3.375% due 01/12/23 (Þ) 200 191
3.875% due 01/12/28 (Þ) 287 270
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 214 207
Israel Government International Bond
2.750% due 07/03/30 200 200
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 196
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 210 218
LCM XXV, Ltd.
Series 2017-25A Class A
3.029% due 07/20/30 (Ê)(Þ) 1,124 1,064
Lloyds Banking Group PLC
4.375% due 03/22/28 200 215
4.550% due 08/16/28 400 424
Series WI
4.582% due 12/10/25 688 708
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 690
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 186 239
LYB International Finance BV
4.000% due 07/15/23 214 219
LyondellBasell Industries NV
6.000% due 11/15/21 741 767
Madison Park Funding XIII, Ltd.
Series 2018-13A Class AR2
2.769% due 04/19/30 (Ê)(Þ) 574 554
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
3.009% due 10/21/30 (Ê)(Þ) 872 832
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
2.975% due 07/29/30 (Ê)(Þ) 780 745
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
2.772% due 11/15/28 (Ê)(Þ) 1,488 1,433
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 623 747
Mexico Government International Bond
6.050% due 01/11/40 30 36

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 03/08/44 20 20
4.350% due 01/15/47 810 787
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 534 544
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 726 723
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 704
Nordea Bank AB
4.875% due 05/13/21 (Þ) 265 270
Nutrien , Ltd.
3.625% due 03/15/24 264 266
NXP BV / NXP Funding LLC
4.625% due 06/15/22 (Þ) 693 717
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 50 45
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 150 154
Peru Government International Bond
6.550% due 03/14/37 30 43
5.625% due 11/18/50 160 238
Petrobras Global Finance BV
6.250% due 03/17/24 100 99
Series WI
5.299% due 01/27/25 2,305 2,196
Petroleos Mexicanos
6.625% due 06/15/35 10 7
Series WI
4.625% due 09/21/23 100 81
6.875% due 08/04/26 220 167
Poland Government International Bond
5.125% due 04/21/21 550 570
Prosus NV
4.850% due 07/06/27 (Þ) 250 239
Provincia de Buenos Aires
6.500% due 02/15/23 (Þ) 140 36
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 410 483
Riserva CLO, Ltd.
Series 2019-3A Class AR
2.959% due 10/18/28 (Ê)(Þ) 940 908
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 70 71
2.750% due 02/01/22 500 511
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 70 72
3.875% due 09/12/23 200 202
5.125% due 05/28/24 420 424
4.519% due 06/25/24 (Ê) 200 201
4.269% due 03/22/25 (Ê) 200 205
SACI Falabella
4.375% due 01/27/25 (Þ) 692 657
Sands China, Ltd.
Series WI
5.125% due 08/08/25 400 376
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 238 240
Class N
4.750% due 09/15/25 (Þ) 701 691
Sasol Financing International, Ltd.
4.500% due 11/14/22 698 314
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schneider Electric SE
2.950% due 09/27/22 (Þ) 800 799
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.848% due 04/13/31 (Ê)(Þ) 930 861
Shell International Finance BV
1.875% due 05/10/21 524 522
2.375% due 08/21/22 269 270
2.875% due 05/10/26 40 41
4.375% due 05/11/45 320 370
4.000% due 05/10/46 80 90
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 782 779
Siemens Financieringsmaatschappij NV
1.700% due 09/15/21 (Þ) 250 248
Skandinaviska Enskilda Banken AB
2.800% due 03/11/22 225 221
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 705
Southern Copper Corp.
6.750% due 04/16/40 10 12
5.250% due 11/08/42 680 698
Stars Group Holdings BV Term Loan B
4.950% due 07/10/25 (Ê) 9 8
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 90 89
Suncor Energy, Inc.
3.600% due 12/01/24 688 666
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 250 253
Syngenta Finance NV
3.125% due 03/28/22 718 627
Telefonica Emisiones SA
4.570% due 04/27/23 682 728
5.213% due 03/08/47 150 168
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 40 37
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 20 19
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 140 134
2.800% due 07/21/23 330 301
3.150% due 10/01/26 280 236
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
3.049% due 10/18/30 (Ê)(Þ) 1,016 955
Toronto-Dominion Bank (The)
3.250% due 06/11/21 90 92
1.800% due 07/13/21 733 736
Total Capital Canada, Ltd.
2.750% due 07/15/23 770 781
Total Capital International SA
2.700% due 01/25/23 713 721
Total Capital SA
4.250% due 12/15/21 230 237
Trust F/1401
5.250% due 01/30/26 (Þ) 685 642
UBS Group AG
3.491% due 05/23/23 (Þ) 270 273

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.253% due 03/23/28 (Þ) 200 210
3.126% due 08/13/30 (Ê)(Þ) 200 195
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 660 620
UniCredit SpA
6.572% due 01/14/22 (Þ) 1,042 1,061
Vale Overseas, Ltd.
6.875% due 11/21/36 180 200
Vodafone Group PLC
4.375% due 05/30/28 220 231
Ziggo Secured Finance BV Term Loan I
3.205% due 04/30/28 (Ê) 16 15
87,218
Loan Agreements - 1.2%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
4.932% due 04/28/22 (Ê) 115 106
Allied Universal Holdco Term Loan B
5.239% due 07/12/26 (Ê) 323 298
American Airlines, Inc. 1st Lien Term
Loan B
2.705% due 12/14/23 (Ê) 79 62
APi Group DE, Inc. Term Loan B
3.489% due 10/01/26 (Ê) 320 272
Asurion LLC 1st Lien Term Loan B7
3.989% due 11/03/24 (Ê) 188 178
Asurion LLC Term Loan B4
3.989% due 08/04/22 (Ê) 186 175
Asurion LLC Term Loan B6
3.989% due 11/03/23 (Ê) 70 66
Atlantic Aviation FBO, Inc. Term Loan B
4.740% due 12/06/25 (Ê) 20 19
Bausch Health Americas, Inc. Term
Loan B
3.612% due 06/01/25 (Ê) 85 80
Berry Global, Inc. Term Loan W
2.863% due 10/01/22 (Ê) 114 108
Boyd Gaming Corp. Term Loan B
2.934% due 09/15/23 (Ê) 1 1
Brickman Group, Ltd. 1st Lien Term
Loan B
3.294% due 08/15/25 (Ê) 39 37
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
2.989% due 10/06/24 (Ê) 134 108
Caesars Resort Collection LLC 1st Lien
Term Loan B
3.739% due 12/22/24 (Ê) 138 111
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (Ê) 374 351
Charter Communications, Inc. Term
Loan B1
2.740% due 04/30/25 (Ê) 326 312
Citadel Securities, LP Term Loan B
3.739% due 02/27/26 (Ê) 269 239
CityCenter Holdings LLC Term Loan B
3.239% due 04/18/24 (Ê) 67 58
CSC Holdings LLC 2019 Term Loan B5
3.112% due 04/15/27 (Ê) 50 48
Dcert Buyer, Inc. Term Loan B
4.989% due 10/16/26 (Ê) 330 293
Deerfield Dakota Holding LLC 2020
Term Loan B
0.000% due 02/28/27 (~)(Ê) 250 210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dell International LLC Term Loan B
2.990% due 09/19/25 (Ê) 226 215
Diamond Sports Group LLC Term Loan
4.180% due 08/24/26 (Ê) 40 31
Edelman Financial Center LLC Term
Loan B1
4.179% due 07/19/25 (Ê) 69 58
Elanco Animal Health, Inc. Term Loan B
0.000% due 02/06/27 (~)(Ê) 270 255
Eyecare Partners LLC Delayed Draw
Term Loan
0.000% due 02/18/27 (~)(Ê) 15 12
Eyecare Partners LLC Term Loan
0.000% due 02/18/27 (~)(Ê) 65 52
First Eagle Holdings Inc. Term Loan B
3.950% due 02/02/27 (Ê) 49 41
Focus Financial Partners LLC  2020
Term Loan
2.989% due 07/03/24 (Ê) 149 133
Genesee & Wyoming, Inc. New Term
Loan
3.450% due 12/30/26 (Ê) 250 238
Golden Nugget, Inc. 1st Lien Term Loan
B
3.584% due 10/04/23 (Ê) 317 246
HCA, Inc. Term Loan B12
2.739% due 03/13/25 (Ê) 47 45
Hilton Worldwide Finance LLC Term
Loan B
2.697% due 06/21/26 (Ê) 355 335
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
3.750% due 07/31/24 (Ê) 138 125
Jaguar Holding Co. II 1st Lien Term
Loan
3.500% due 08/18/22 (Ê) 186 177
Jane Street Group LLC Term Loan
4.613% due 01/07/25 (Ê) 318 283
Level 3 Financing, Inc. Term Loan B
2.739% due 03/01/27 (Ê) 148 138
MA Finance Co. LLC 1st Lien Term
Loan B
0.000% due 06/21/24 (Ê) 4 3
McAfee LLC Term Loan B
4.691% due 09/29/24 (Ê) 328 306
Michaels Stores, Inc. 1st Lien Term
Loan B
3.534% due 01/28/23 (Ê) 78 64
MultiPlan , Inc. Term Loan B
4.200% due 05/25/23 (Ê) 197 173
Nexstar Broadcasting, Inc. Term Loan B4
4.331% due 09/19/26 (Ê) 365 338
Option Care Helath , Inc. Term Loan B
5.489% due 08/06/26 (Ê) 319 262
Panther BF Aggregator, LP Term Loan B
4.441% due 04/30/26 (Ê) 318 290
Party City Holdings, Inc. 1st Lien Term
Loan
4.077% due 08/19/22 (Ê) 64 31
PCI Gaming Authority Term Loan
3.489% due 05/31/26 (Ê) 79 64
Phoenix Guarantor, Inc. Term Loan B
4.113% due 03/05/26 (Ê) 123 111
Prime Security Services Borrower LLC /
Prime Finance, Inc. Term Loan B1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.606% due 09/23/26 (Ê) 254 227
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
4.739% due 11/16/25 (Ê) 268 247
Reynolds American, Inc. Term Loan
3.501% due 02/04/27 (Ê) 164 154
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
3.739% due 02/05/23 (Ê) 261 246
RPI Intermediate Finance Trust Term
Loan B1
2.739% due 02/11/27 (Ê) 269 248
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.246% due 08/14/24 (Ê) 262 210
Seattle SpinCo , Inc. 1st Lien Term Loan
B3
3.489% due 06/21/24 (Ê) 26 23
Sotera Health Holdings LLC Term Loan
5.500% due 12/13/26 (Ê) 340 294
Sprint Corp. Term Loan B
3.500% due 02/03/24 (Ê) 46 46
Sungard Availability Services Capital,
Inc. Term Loan
5.377% due 11/03/22 (Ê) 2 1
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (Ê) 218 174
Trans Union LLC Term Loan B5
2.739% due 11/13/26 (Ê) 99 94
UFC Holdings LLC Term Loan
4.250% due 04/29/26 (Ê) 218 190
Univision Communications, Inc. Term
Loan C5
3.750% due 03/15/24 (Ê) 143 120
VFH Parent LLC Term Loan B
4.005% due 03/01/26 (Ê) 322 292
VICI Properties, Inc. 1st Lien Term
Loan B
2.674% due 12/22/24 (Ê) 146 134
Virgin Media Secured Finance PLC Term
Loan
3.205% due 01/31/28 (Ê) 297 273
VVC Holdings Corp. Term Loan B
5.284% due 02/11/26 (Ê) 427 398
Western Digital Corp. 1st Lien Term
Loan B4
3.353% due 04/29/23 (Ê) 29 28
Wynn Resorts Finance LLC Term Loan A
2.740% due 09/20/24 (Ê) 351 281
10,838
Mortgage-Backed Securities - 32.4%
A10 Securitization LLC
Series 2017-AA Class B1
0.071% due 05/15/36 (Þ) 961 890
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A
3.763% due 02/25/45 (Ê) 10 9
Banc of America Funding Trust
Series 2005-D Class A1
4.633% due 05/25/35 (~)(Ê) 235 219
Series 2006-6 Class 2A1
6.000% due 08/25/36 776 703
Bayview Commercial Asset Trust
Series 2007-2A Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.897% due 07/25/37 (Ê)(Þ) 925 764
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.997% due 08/26/35 (~)(Ê)(Þ) 739 612
Bear Stearns ALT-A Trust
Series 2005-2 Class 1M1
3.236% due 03/25/35 (Ê) 629 599
Bear Stearns ARM Trust
Series 2004-3 Class 2A
4.017% due 07/25/34 (~)(Ê) 114 96
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.438% due 01/12/45 (~)(Ê) 72 67
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 1,977 2,167
Series 2018-B5 Class A4
4.208% due 07/15/51 1,987 2,220
Series 2018-B7 Class A4
4.510% due 05/15/53 (~)(Ê) 1,567 1,791
Series 2018-B8 Class A5
4.232% due 01/15/52 2,315 2,598
BX Commercial Mortgage Trust
Series 2018-BILT Class C
1.925% due 05/15/30 (Ê)(Þ) 1,650 1,458
Series 2018-BIOA Class D
2.026% due 03/15/37 (Ê)(Þ) 790 663
Series 2018-BIOA Class E
4.424% due 03/15/37 (Ê)(Þ) 1,575 1,260
Series 2018-IND Class G
2.755% due 11/15/35 (Ê)(Þ) 133 116
Series 2019-XL Class A
1.625% due 10/15/36 (Ê)(Þ) 1,051 1,000
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 818 872
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
3.255% due 12/15/37 (Ê)(Þ) 987 868
Series 2019-LIFE Class G
3.955% due 12/15/37 (Ê)(Þ) 1,651 1,321
CHL Mortgage Pass-Through Trust
Series 2005-3 Class 1A2
3.066% due 04/25/35 (Ê) 7 5
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 168
Series 2013-375P Class D
3.518% due 05/10/35 (~)(Ê)(Þ) 1,418 1,346
Series 2019-SST2 Class F
3.205% due 12/15/36 (Ê)(Þ) 430 357
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.913% due 05/25/35 (~)(Ê) 230 218
Series 2005-11 Class A2A
4.820% due 10/25/35 (Ê) 4 4
Series 2015-2 Class 5A1
2.740% due 03/25/47 (Ê)(Þ) 126 124
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 195 201
Series 2013-CR6 Class B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.397% due 03/10/46 (Þ) 211 206
Series 2014-277P Class A
3.611% due 08/10/49 (~)(Ê)(Þ) 205 211
Series 2015-LC19 Class A4
3.183% due 02/10/48 1,438 1,494
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 140 138
Series 2018-COR3 Class A3
4.228% due 05/10/51 2,944 3,187
Series 2019-521F Class A
2.559% due 06/15/34 (Ê)(Þ) 1,203 1,120
Series 2019-521F Class D
3.209% due 06/15/34 (Ê)(Þ) 899 825
CORE Mortgage Trust
Series 2019-CORE Class D
2.355% due 12/15/31 (Ê)(Þ) 1,520 1,216
Countrywide Alternative Loan Trust
Series 2007-16CB Class 1A5
2.886% due 08/25/37 (Ê) 402 290
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
8.093% due 07/15/32 (Ê)(Þ) 600 501
Series 2019-ICE4 Class A
1.685% due 05/15/36 (Ê)(Þ) 170 160
Series 2019-ICE4 Class E
2.855% due 05/15/36 (Ê)(Þ) 1,282 1,077
Credit Suisse Mortgage Securities Corp.
Trust
4.764% due 12/15/22 680 613
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 1,043 1,060
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 985 808
Deephaven Residential Mortgage Trust
Series 2018-4A Class A1
4.080% due 10/25/58 (~)(Ê)(Þ) 1,833 1,859
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 240 249
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.685% due 06/27/37 (~)(Ê)(Þ) 400 350
Eagle Re Ltd.
Series 2020-1 Class M1A
2.527% due 01/25/30 (Ê)(Þ) 511 487
Fannie Mae
4.250% due 2021 395 401
4.500% due 2024 2 2
4.500% due 2025 108 115
2.560% due 2028 370 399
3.640% due 2028 100 115
2.520% due 2029 20 22
2.740% due 2029 100 110
2.790% due 2029 300 331
3.160% due 2029 49 56
3.240% due 2029 90 102
3.260% due 2029 30 34
3.350% due 2029 20 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2030 91 96
2.600% due 2031 375 401
2.670% due 2031 100 110
2.765% due 2031 100 110
2.770% due 2031 100 110
2.810% due 2031 100 111
2.850% due 2031 100 111
2.860% due 2031 100 112
5.000% due 2031 94 102
6.000% due 2032 18 21
3.000% due 2033 870 926
3.500% due 2033 640 689
5.000% due 2033 5 6
3.500% due 2034 133 143
5.500% due 2034 16 18
2.000% due 2035 1,000 1,027
4.500% due 2035 381 418
3.000% due 2037 77 81
5.500% due 2037 99 111
5.500% due 2038 436 495
6.000% due 2039 39 45
4.000% due 2040 266 293
5.500% due 2040 501 568
6.000% due 2040 115 132
4.000% due 2041 437 476
6.000% due 2041 122 140
3.500% due 2043 1,171 1,251
4.000% due 2044 880 971
3.500% due 2045 1,476 1,576
3.000% due 2046 840 885
3.500% due 2046 251 270
4.000% due 2046 1,369 1,483
4.500% due 2046 474 525
3.000% due 2047 3,769 3,975
3.500% due 2047 2,993 3,194
4.000% due 2047 1,439 1,540
4.500% due 2047 501 544
3.500% due 2048 764 808
4.500% due 2048 4,373 4,709
5.000% due 2048 597 645
3.000% due 2049 13,941 14,681
3.500% due 2049 7,927 8,386
4.000% due 2049 3,224 3,440
4.500% due 2049 1,112 1,201
2.500% due 2050 8,300 8,642
3.000% due 2050 (Š) 200 210
3.000% due 2050 6,145 6,454
3.500% due 2050 3,460 3,673
4.500% due 2050 191 206
4.000% due 2056 1,067 1,187
4.500% due 2056 267 298
5.500% due 2056 247 274
3.500% due 2057 779 840
4.000% due 2057 145 161
4.500% due 2057 222 247
30 Year TBA(Ï)
2.500% 3,500 3,611
3.000% 700 733
3.500% 2,600 2,750
4.000% 200 213

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% 11,300 12,155
5.000% 500 539
Fannie Mae Aces
Series 2019-M4 Class A2
3.610% due 02/25/31 90 102
Series 2019-M5 Class A2
3.273% due 01/25/29 150 166
Series 2019-M6 Class A2
3.450% due 01/01/29 170 190
Fannie Mae Balloon
2.260% due 03/01/30 (Š) 200 210
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
5.086% due 05/25/24 (Ê) 780 700
Series 2014-C03 Class 1M2
5.486% due 07/25/24 (Ê) 1,481 1,356
Series 2014-C04 Class 1M2
6.527% due 11/25/24 (Ê) 731 695
Series 2016-C04 Class 1M2
5.877% due 01/25/29 (Ê) 46 44
Series 2016-C06 Class 1M2
5.877% due 04/25/29 (Ê) 1,922 1,849
Series 2017-C01 Class 1M2
5.177% due 07/25/29 (Ê) 1,374 1,257
Series 2017-C05 Class 1M2
3.827% due 01/25/30 (Ê) 964 852
Series 2017-C07 Class 1M2
4.027% due 05/25/30 (Ê) 328 292
Series 2018-C03 Class 1M2
3.777% due 10/25/30 (Ê) 1,419 1,179
Series 2018-C05 Class 1M2
3.977% due 01/25/31 (Ê) 2,423 2,035
Series 2019-R07 Class 1M2
3.727% due 10/25/39 (Ê)(Þ) 710 572
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 151 179
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 9 10
Series 2005-24 Class ZE
5.000% due 04/25/35 179 204
Series 2012-35 Class SC
Interest Only STRIP
4.015% due 04/25/42 (Ê) 20 4
Series 2012-55 Class PC
3.500% due 05/25/42 635 688
Series 2013-54 Class BS
Interest Only STRIP
3.665% due 06/25/43 (Ê) 91 18
Series 2013-124 Class SB
Interest Only STRIP
3.465% due 12/25/43 (Ê) 103 18
Series 2016-23 Class ST
Interest Only STRIP
3.515% due 11/25/45 (Ê) 341 72
Series 2016-61 Class BS
Interest Only STRIP
3.615% due 09/25/46 (Ê) 292 54
Series 2017-76 Class SB
Interest Only STRIP
3.615% due 10/25/57 (Ê) 328 52
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-85 Class SC
Interest Only STRIP
3.715% due 11/25/47 (Ê) 65 11
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.465% due 02/25/43 (~)(Ê) 86 93
Series 2018-M9 Class APT2
3.124% due 04/25/28 (~)(Ê) 200 219
Series 2019-M1 Class A2
3.555% due 09/25/28 (~)(Ê) 80 91
Series 2019-M19 Class A2
2.560% due 09/25/29 539 564
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 200 211
Series 2019-M27 Class A2
2.700% due 11/25/40 100 108
Series 2019-M28 Class AV
2.232% due 02/25/27 299 306
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 562 556
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 244 247
Freddie Mac
3.500% due 2030 96 102
4.500% due 2034 148 162
3.000% due 2038 157 165
5.500% due 2038 319 366
6.000% due 2038 73 84
5.000% due 2040 198 219
4.000% due 2041 1,121 1,235
4.500% due 2041 199 218
5.500% due 2041 205 232
3.500% due 2043 878 946
4.000% due 2044 518 565
3.500% due 2045 1,449 1,556
4.000% due 2045 1,100 1,190
3.000% due 2046 2,915 3,082
4.000% due 2046 336 363
4.500% due 2046 223 243
3.000% due 2047 1,049 1,107
4.000% due 2047 308 330
3.000% due 2048 174 184
3.500% due 2048 1,059 1,120
4.000% due 2048 2,184 2,331
4.500% due 2048 2,500 2,693
5.000% due 2048 189 204
3.000% due 2049 4,450 4,676
3.500% due 2049 3,821 4,048
4.000% due 2049 2,956 3,153
5.000% due 2049 297 321
2.500% due 2050 990 1,026
3.000% due 2050 7,141 7,500
3.500% due 2050 3,666 3,879
4.000% due 2050 200 213
4.500% due 2050 298 321
Series 2020-1 Class M
4.250% due 08/25/59 (~)(Ê)(Þ) 720 642
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,530 1,574

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-K029 Class A2
3.320% due 02/25/23 1,450 1,528
Series 2015-K045 Class A2
3.023% due 01/25/25 1,020 1,098
Series 2015-K046 Class A2
3.205% due 03/25/25 400 435
Series 2016-K052 Class A2
3.151% due 11/25/25 1,110 1,211
Series 2016-K053 Class A2
2.995% due 12/25/25 390 423
Series 2016-K058 Class X1
Interest Only STRIP
0.927% due 08/25/26 (~)(Ê) 4,090 205
Series 2017-K067 Class A2
3.194% due 07/25/27 2,495 2,804
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 329 373
Series 2018-K074 Class A2
3.600% due 01/25/28 3,204 3,690
Series 2018-K080 Class A2
3.926% due 07/25/28 (~)(Ê) 3,081 3,615
Series 2018-K081 Class A2
3.900% due 08/25/28 (~)(Ê) 1,667 1,985
Series 2018-K085 Class A2
4.060% due 10/25/28 (~)(Ê) 586 700
Series 2019-K091 Class A2
3.505% due 03/25/29 170 197
Freddie Mac Reference REMIC
Series 2006-R007 Class ZA
6.000% due 05/15/36 205 243
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 64 73
Series 2010-3632 Class PK
5.000% due 02/15/40 128 143
Series 2010-3653 Class B
4.500% due 04/15/30 203 222
Series 2011-3973 Class SA
Interest Only STRIP
4.017% due 12/15/41 (Ê) 314 65
Series 2012-4010 Class KM
3.000% due 01/15/42 109 116
Series 2018-4813 Class CJ
3.000% due 08/15/48 91 94
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 2,500 270
Freddie Mac Strips
Series 2014-334 Class S7
Interest Only STRIP
3.627% due 08/15/44 (Ê) 149 31
Series 2016-353 Class S1
Interest Only STRIP
3.527% due 12/15/46 (Ê) 70 14
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
5.377% due 09/25/24 (Ê) 522 481
Series 2015-DN1 Class M3
5.777% due 01/25/25 (Ê) 523 498
Series 2015-DNA2 Class M2
4.227% due 12/25/27 (Ê) 6 6
Series 2015-DNA3 Class M3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.327% due 04/25/28 (Ê) 1,330 1,219
Series 2015-DNA3 Class M3F
6.186% due 04/25/28 (Ê) 760 733
Series 2015-HQA2 Class M2
5.286% due 05/25/28 (Ê) 105 104
Series 2016-DNA2 Class M3
6.277% due 10/25/28 (Ê) 1,939 1,842
Series 2016-DNA4 Class M3
5.427% due 03/25/29 (Ê) 2,141 1,986
Series 2017-DNA1 Class M2
4.877% due 07/25/29 (Ê) 675 594
Series 2017-DNA2 Class B1
6.777% due 10/25/29 (Ê) 510 262
Series 2017-DNA2 Class M2
5.936% due 10/25/29 (Ê) 440 392
Series 2017-DNA3 Class M2
4.127% due 03/25/30 (Ê) 1,617 1,392
Series 2018-DNA2 Class M2
3.777% due 12/25/30 (Ê)(Þ) 980 796
Ginnie Mae I
3.000% due 2042 360 384
3.500% due 2048 78 84
Ginnie Mae II
3.500% due 2044 84 90
3.500% due 2045 32 34
3.000% due 2046 256 274
3.500% due 2047 310 331
4.000% due 2047 1,234 1,325
3.000% due 2048 625 667
3.500% due 2048 282 299
4.000% due 2048 296 319
4.500% due 2048 263 281
3.500% due 2049 420 438
4.000% due 2049 497 538
4.500% due 2049 671 713
5.000% due 2049 249 266
3.000% due 2050 299 317
3.500% due 2050 100 107
4.000% due 2050 100 109
30 Year TBA(Ï)
4.500% 500 531
Ginnie Mae REMICS
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 1,629 49
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 677 69
Series 2013-107 Class AD
2.695% due 11/16/47 (~)(Ê) 189 195
Series 2014-17 Class AM
2.570% due 06/16/48 (~)(Ê) 75 78
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (Ê) 219 47
Series 2016-51 Class NS
Interest Only STRIP
4.403% due 04/20/46 (Ê) 103 20
Series 2018-130 Class A
3.250% due 05/16/59 43 44
Series 2019-123 Class A
3.000% due 10/20/49 100 107

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-28 Class AH
2.300% due 11/16/61 100 100
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 393 395
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 242
Series 2016-GS2 Class A4
3.050% due 05/10/49 (Æ) 1,342 1,356
Series 2018-SRP5 Class A
2.005% due 09/15/31 (Ê)(Þ) 490 442
Series 2019-SOHO Class A
1.605% due 06/15/36 (Ê)(Þ) 630 596
Hawaii Hotel Trust
Series 2019-MAUI Class C
2.355% due 05/15/38 (Ê)(Þ) 940 693
Hilton USA Trust
Series 2016-HHV Class D
4.194% due 11/05/38 (~)(Ê)(Þ) 1,240 823
Series 2016-HHV Class E
4.194% due 11/05/38 (~)(Ê)(Þ) 600 378
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 213
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,082
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.705% due 11/15/36 (Ê)(Þ) 1,294 986
IndyMac Index Mortgage Loan Trust
Series 2006-AR2 Class 1A1A
1.847% due 04/25/46 (Ê) 665 530
Series 2006-AR2 Class 1A1B
2.696% due 04/25/46 (Ê) 499 398
Series 2007-FLX3 Class A1
2.726% due 06/25/37 (Ê) 182 150
JP Morgan Mortgage Trust 2018-6
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 884 874
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.489% due 07/15/41 (~)(Ê) 19 19
Series 2016-NINE Class A
2.854% due 09/06/38 (~)(Ê)(Þ) 394 403
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 199 197
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 453 456
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 1,809 1,796
Series 2017-3 Class 1A5
3.500% due 08/25/47 (~)(Ê)(Þ) 523 521
Series 2017-6 Class A5
3.500% due 12/25/48 (~)(Ê)(Þ) 266 266
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 566 575
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 211 217
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 507 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 495 504
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 192 190
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 1,170 1,172
Series 2018-9 Class A15
4.000% due 02/25/49 (~)(Ê)(Þ) 114 113
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 149 147
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê)(Þ) 839 850
LSTAR Securities Investment, Ltd.
Series 2019-4 Class A1
3.081% due 05/01/24 (Ê)(Þ) 411 386
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 127 73
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 126 73
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C31 Class A1
1.511% due 11/15/49 170 169
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 79 80
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 200 209
Series 2016-UBS9 Class A4
3.594% due 03/15/49 205 213
Series 2018-BOP Class E
2.655% due 06/15/35 (Ê)(Þ) 1,732 1,649
Series 2018-SUN Class E
2.655% due 07/15/35 (Ê)(Þ) 1,955 1,422
Series 2019-BPR Class A
2.105% due 05/15/36 (Ê)(Þ) 350 318
Morgan Stanley Capital I, Inc.
Series 2019-NUGS Class E
3.744% due 12/15/36 (Ê)(Þ) 1,970 1,891
Series 2019-PLND Class A
1.705% due 05/15/36 (Ê)(Þ) 1,613 1,340
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,500 1,215
Series 2017-237P Class XA
Interest Only STRIP
0.343% due 09/13/39 (~)(Ê)(Þ) 8,761 210
Series 2017-237P Class XB
Interest Only STRIP
0.050% due 09/13/39 (~)(Ê)(Þ) 5,418 34
MSCG Trust
Series 2015-ALDR Class A2
3.462% due 06/07/35 (~)(Ê)(Þ) 255 244
Natixis Commercial Mortgage Securities
Trust
Series 2019-FAME Class A
3.047% due 08/15/34 (Þ) 440 423
New Residential Mortgage Loan Trust
Series 2019-NQM4 Class A2
2.644% due 09/25/59 (~)(Ê)(Þ) 448 441
Nomura Resecuritization Trust
Series 2015-4R Class 1A14

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.670% due 03/26/47 (Ê)(Þ) 1,204 863
NYT Mortgage Trust
Series 2019-NYT Class A
1.905% due 11/15/35 (Ê)(Þ) 2,451 2,299
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 217 200
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 500 452
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 595 478
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
3.649% due 03/27/24 (Ê)(Þ) 362 348
Series 2019-3R Class A
4.313% due 10/27/22 (Ê)(Þ) 633 607
Radnor RE, Ltd.
Series 2020-1 Class M1A
2.577% due 02/25/30 (Ê)(Þ) 567 544
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.834% due 01/15/32 (~)(Ê)(Þ) 200 200
Residential Accredit Loans, Inc.
Series 2006-QO7 Class 2A1
3.247% due 09/25/46 (Ê) 855 692
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
2.936% due 02/25/34 (Ê) 17 14
SBALR Commercial Mortgage Trust
Series 2020-RR1 Class C
3.979% due 02/13/53 (~)(Ê) 410 268
Sequoia Mortgage Trust
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 1,298 1,246
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 491 486
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
4.249% due 06/25/36 (~)(Ê) 1,105 779
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
1.755% due 11/11/34 (Ê)(Þ) 243 230
Verus Securitization Trust
Series 2019-4 Class A1
2.642% due 11/25/59 (~)(Ê)(Þ) 1,313 1,329
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.148% due 08/25/33 (~)(Ê) 47 43
Series 2004-AR4 Class A6
4.473% due 06/25/34 (~)(Ê) 396 349
Series 2005-10 Class 3CB1
6.000% due 11/25/35 776 678
Series 2006-AR1 Class 2A1A
3.467% due 01/25/46 (Ê) 327 295
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 1,864 1,892
Series 2017-RB1 Class XA
Interest Only STRIP
1.247% due 03/15/50 (~)(Ê) 1,928 132
Wells Fargo Mortgage-Backed Securities
Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-AR5 Class 1A1
5.079% due 04/25/36 (~)(Ê) 981 887
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.834% due 06/20/44 (~)(Ê)(Þ) 507 504
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 452 439
282,047
Non-US Bonds - 5.3%
Argentina Treasury Bond
Series CER
1.000% due 08/05/21 ARS 6,790 49
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 5,600 38
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 269 212
Series NTNF
10.000% due 01/01/23 BRL 3,945 862
10.000% due 01/01/25 BRL 2,486 552
10.000% due 01/01/27 BRL 465 104
Canadian Government International
Bond
0.750% due 09/01/21 CAD 1,058 755
1.500% due 06/01/23 CAD 1,671 1,224
2.250% due 06/01/25 CAD 1,192 918
1.000% due 06/01/27 CAD 1,319 959
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 10,855,200 3,034
6.000% due 04/28/28 COP 2,984,600 678
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 5,739,000 362
Series FR59
7.000% due 05/15/27 IDR 10,568,000 617
Series FR68
8.375% due 03/15/34 IDR 9,955,000 604
Series FR77
8.125% due 05/15/24 IDR 8,493,000 536
Series FR78
8.250% due 05/15/29 IDR 19,477,000 1,211
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 3,130 3,556
Japan 10 Year Government International
Bond
Series 356
0.100% due 09/20/29 JPY 88,050 827
Japan 20 Year Government International
Bond
Series 170
0.300% due 09/20/39 JPY 78,300 726
Malaysia Government International Bond
Series 0111
4.160% due 07/15/21 MYR 150 35
Series 0114
4.181% due 07/15/24 MYR 5,725 1,384
Series 0116
3.800% due 08/17/23 MYR 3,100 739
Series 0117
3.882% due 03/10/22 MYR 1,106 261
Series 0119

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.906% due 07/15/26 MYR 215 51
Series 0218
3.757% due 04/20/23 MYR 2,707 642
Series 0314
4.048% due 09/30/21 MYR 610 145
Series 0319
3.478% due 06/14/24 MYR 83 20
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 7,164 341
7.500% due 06/03/27 MXN 23,178 993
8.500% due 05/31/29 MXN 34,390 1,565
Series M 30
10.000% due 11/20/36 MXN 26,548 1,361
8.500% due 11/18/38 MXN 9,100 405
Series M
6.500% due 06/10/21 MXN 740 31
7.750% due 05/29/31 MXN 4,863 210
7.750% due 11/13/42 MXN 68,189 2,808
8.000% due 11/07/47 MXN 28,620 1,205
Norway Government International Bond
Series 475
2.000% due 05/24/23 (Þ) NOK 3,290 332
Series 476
3.000% due 03/14/24 (Þ) NOK 11,435 1,209
Series 478
1.500% due 02/19/26 (Þ) NOK 1,795 181
Series 479
1.750% due 02/17/27 (Þ) NOK 2,270 233
Series 480
2.000% due 04/26/28 (Þ) NOK 2,284 240
Peru Government International Bond
5.700% due 08/12/24 PEN 4,322 1,428
6.900% due 08/12/37 PEN 2,296 765
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 676
Series 6212
7.050% due 01/19/28 RUB 8,430 110
Series 6219
7.750% due 09/16/26 RUB 31,660 428
Series 6224
6.900% due 05/23/29 RUB 56,020 726
Series 6225
7.250% due 05/10/34 RUB 1,960 26
Series 6228
7.650% due 04/10/30 RUB 61,470 838
Series 6230
7.700% due 03/16/39 RUB 42,470 589
Singapore Government International
Bond
2.250% due 06/01/21 SGD 396 284
1.250% due 10/01/21 SGD 1,199 850
3.125% due 09/01/22 SGD 569 422
2.750% due 07/01/23 SGD 1,095 816
3.000% due 09/01/24 SGD 1,016 776
2.125% due 06/01/26 SGD 3,616 2,699
3.500% due 03/01/27 SGD 390 317
2.875% due 07/01/29 SGD 764 612
2.875% due 09/01/30 SGD 1,886 1,521
46,098
United States Government Treasuries - 12.9%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 6,176 6,051
0.125% due 01/15/22 638 629
0.375% due 07/15/23 8,348 8,399
0.375% due 07/15/25 4,305 4,393
3.375% due 04/15/32 3,924 5,548
2.125% due 02/15/40 1,534 2,145
1.375% due 02/15/44 1,749 2,244
1.000% due 02/15/46 1,012 1,230
0.875% due 02/15/47 2,949 3,511
1.000% due 02/15/48 764 941
1.000% due 02/15/49 3,126 3,890
0.250% due 02/15/50 1,726 1,780
United States Treasury Notes
1.375% due 05/31/21 4,055 4,114
1.125% due 06/30/21 3,415 3,457
1.875% due 05/31/22 3,080 3,189
1.750% due 05/15/23 10,930 11,425
1.375% due 06/30/23 295 305
1.250% due 07/31/23 2,475 2,551
2.250% due 04/30/24 30 32
1.250% due 08/31/24 265 275
2.250% due 11/15/24 390 424
2.000% due 02/15/25 2,490 2,684
2.125% due 05/15/25 1,535 1,667
2.000% due 08/15/25 3,068 3,320
3.000% due 10/31/25 415 473
2.250% due 11/15/25 1,540 1,692
1.625% due 02/15/26 2,543 2,709
2.250% due 03/31/26 645 712
1.625% due 05/15/26 1,820 1,942
1.500% due 08/15/26 1,085 1,151
2.375% due 05/15/27 1,170 1,320
2.750% due 02/15/28 415 484
2.375% due 05/15/29 530 610
4.500% due 05/15/38 660 1,045
2.750% due 11/15/42 720 930
2.875% due 05/15/43 730 962
3.750% due 11/15/43 915 1,376
3.125% due 08/15/44 560 772
2.875% due 08/15/45 4,505 6,024
3.000% due 11/15/45 802 1,097
3.000% due 05/15/47 745 1,030
2.750% due 11/15/47 1,075 1,423
3.000% due 02/15/48 3,785 5,239
3.125% due 05/15/48 430 610
3.375% due 11/15/48 295 438
3.000% due 02/15/49 90 126
2.875% due 05/15/49 290 396
2.250% due 08/15/49 3,580 4,356
2.000% due 02/15/50 1,020 1,185
112,306
Total Long-Term Investments
(cost $767,679) 755,918
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 80,000
—
Technology - 0.0%

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sungard Availability Services, LP(Æ)(Š) 1,760
4
Total Common Stocks
(cost $44) 4
Options Purchased - 0.0%
(Number of Contracts)
United States 10 Year
Treasury Note Futures
Bank of America Apr 2020 132.00
Put (24) USD 3,168 (ÿ) 2
United States 2 Year
Treasury Note Futures
Bank of America Apr 2020 85.00
Put (138) USD 23,460 (ÿ) —
United States 5 Year
Treasury Note Futures
Bank of America Apr 2020 100.00
Put (510) USD 51,000 (ÿ) 4
Bank of America Apr 2020 105.00
Put (107) USD 11,235 (ÿ) 2
Bank of America Apr 2020 112.50
Put (254) USD 28,575 (ÿ) 5
Bank of America Apr 2020 113.50
Put (108) USD 12,258 (ÿ) 3
Total Options Purchased
(cost $58) 16
Short-Term Investments - 12.8%
Ambac Assurance Corp.
5.100% due 06/07/20 (Þ) 1 1
American Express Credit Corp.
2.375% due 05/26/20 80 80
Amgen, Inc.
2.125% due 05/01/20 20 20
Apple, Inc.
2.000% due 11/13/20 80 80
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 4,005 825
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 80 80
Chubb INA Holdings, Inc.
2.300% due 11/03/20 20 20
Daimler Finance NA LLC
2.875% due 03/10/21 (Þ) 320 317
Express Scripts Holding Co.
2.600% due 11/30/20 278 278
Fannie Mae
4.329% due 01/01/21 (~)(Ê) 357 365
Federal Home Loan Banks
0.261% due 10/07/20 (Ê) 660 660
Freddie Mac
0.050% due 09/10/20 (Ê) 290 290
General Electric Co.
5.300% due 02/11/21 130 132
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Motors Financial Co., Inc.
2.450% due 11/06/20 30 29
Gilead Sciences, Inc.
2.550% due 09/01/20 120 120
Glencore Funding LLC
2.875% due 04/16/20 (Þ) 20 20
Goldman Sachs Group, Inc. (The)
4.000% due 12/20/20 (Ê) 3 2
Series D
6.000% due 06/15/20 150 151
JPMorgan Chase & Co.
4.250% due 10/15/20 300 304
2.550% due 03/01/21 30 30
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 30 30
Lloyds TSB Bank PLC
6.500% due 09/14/20 (Þ) 228 231
Malaysia Government International Bond
Series 0315
3.659% due 10/15/20 MYR 1,979 461
Netflix, Inc.
5.375% due 02/01/21 60 60
Occidental Petroleum Corp.
2.684% due 02/08/21 (Ê) 190 151
4.850% due 03/15/21 80 68
Progress Energy, Inc.
4.400% due 01/15/21 30 30
Reynolds American, Inc.
3.250% due 06/12/20 40 40
Royal Bank of Canada
2.150% due 10/26/20 70 70
Telefonica Emisiones SA
5.134% due 04/27/20 40 40
Time Warner Cable LLC
4.125% due 02/15/21 150 150
U.S. Cash Management Fund(@) 67,431,860(∞) 67,412
United States Treasury Bills
0.095% due 05/21/20 (ž) 2,298 2,298
0.114% due 06/18/20 (ž) 4,166 4,165
0.101% due 07/16/20 (ž) 9,094 9,091
0.106% due 08/13/20 (ž) 9,271 9,267
0.138% due 09/10/20 (ž) 9,273 9,267
0.128% due 10/08/20 (ž) 4,465 4,462
UnitedHealth Group, Inc.
3.875% due 10/15/20 10 10
Class A
2.700% due 07/15/20 70 70
Wells Fargo & Co.
2.500% due 03/04/21 400 400
Westpac Banking Corp.
2.300% due 05/26/20 10 10
2.600% due 11/23/20 80 80
Total Short-Term Investments
(cost $111,943) 111,667

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments 99.5%
(identified cost $879,724) 867,605
Other Assets and Liabilities,
Net - 0.5%
3,953
Net Assets - 100.0%
871,558

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
17.1%
1011778 BC ULC / New Red Finance, Inc. 03/15/19 120,000 100.60 121
120
A10 Securitization LLC 06/23/17 961,000 100.00 961
890
ABB Treasury Center, Inc. 03/05/19 220,000 101.14 223
226
AbbVie, Inc. 11/12/19 480,000 100.90 484
490
AbbVie, Inc. 11/12/19 100,000 99.89 100
102
AbbVie, Inc. 11/12/19 440,000 99.91 440
440
AbbVie, Inc. 11/12/19 390,000 99.92 390
396
AbbVie, Inc. 03/25/20 20,000 97.59 20
22
ABN AMRO Bank NV 03/04/20 862,000 103.14 889
863
Abu Dhabi Government International Bond 10/03/17 200,000 99.83 200
201
ACE Securities Corp. Mortgage Loan Trust 03/08/17 528,921 93.70 496
471
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 91.03 230
189
Air Liquide Finance SA 09/03/19 733,000 99.63 730
730
Alcoa Nederland Holding BV 09/28/17 200,000 107.49 215
194
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.92 722
687
Allergan Sales LLC 09/26/19 687,000 103.95 714
712
Ambac Assurance Corp. 02/09/17 881 157.89 1
1
Ambac LSNI LLC 02/09/17 3,946,905 98.93 3,984
3,748
Anglo American Capital PLC 09/06/17 200,000 99.96 200
188
Anglo American Capital PLC 09/30/19 368,000 102.22 376
359
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 340,000 100.00 340
309
Avis Budget Rental Car Funding LLC 04/16/19 600,000 100.36 602
567
Banco de Bogota SA 09/22/17 686,000 104.55 717
613
Banco de Credito del Peru 12/04/19 693,000 104.85 727
683
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 103.91 739
665
Bangkok Bank PCL 11/09/18 219,000 99.48 218
228
Banistmo SA 12/07/17 729,000 100.57 733
669
Bayer US Finance II LLC 06/19/18 713,000 100.91 720
714
Bayer US Finance LLC 08/02/18 726,000 100.57 730
745
Bayview Commercial Asset Trust 10/26/17 924,949 96.07 889
764
BBVA Bancomer SA 01/06/20 667,000 108.64 725
662
BCAP LLC Trust 07/21/16 739,137 75.74 560
612
BCAP LLC Trust 03/20/17 545,389 85.99 469
468
BCAP LLC Trust 03/20/17 858,586 86.02 739
736
Bharti Airtel International Netherlands BV 09/26/19 693,000 104.81 726
680
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 772,125 99.73 770
629
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 30,000 101.63 30
23
BMW US Capital LLC 03/20/18 20,000 98.09 20
20
BMW US Capital LLC 03/04/20 797,000 102.90 819
796
BNP Paribas SA 08/07/18 200,000 99.54 199
215
BNP Paribas SA 01/03/19 260,000 100.00 260
271
Bristol-Myers Squibb Co. 05/07/19 190,000 100.12 190
203
Bristol-Myers Squibb Co. 05/07/19 170,000 99.24 169
187
Bristol-Myers Squibb Co. 05/07/19 290,000 99.67 289
307
Bristol-Myers Squibb Co. 05/07/19 90,000 99.81 90
92
Bristol-Myers Squibb Co. 11/20/19 70,000 100.33 70
70
Bristol-Myers Squibb Co. 11/20/19 30,000 103.37 31
32
Bristol-Myers Squibb Co. 11/20/19 200,000 106.97 214
217
Bristol-Myers Squibb Co. 11/20/19 380,000 108.75 413
423
Bristol-Myers Squibb Co. 11/20/19 80,000 127.32 102
107
BX Commercial Mortgage Trust 03/02/18 1,575,000 99.46 1,567
1,260
BX Commercial Mortgage Trust 06/01/18 1,650,000 100.00 1,650
1,458
BX Commercial Mortgage Trust 03/05/19 133,000 100.47 134
116
BX Commercial Mortgage Trust 04/18/19 790,000 100.06 790
663
BX Commercial Mortgage Trust 10/09/19 1,050,941 100.00 1,051
1,000
BXP Trust 10/30/17 818,000 100.71 824
872
CAL Funding II, Ltd. 12/10/19 251,600 101.68 256
249
CAL Funding III, Ltd. 06/28/17 573,475 99.99 573
569
CAMB Commercial Mortgage Trust 01/25/19 1,651,000 100.00 1,651
1,321
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.13 988
868
Cameron LNG LLC 12/05/19 40,000 100.00 40
35
Cameron LNG LLC 12/05/19 230,000 102.76 236
199
Carlyle Global Market Strategies CLO, Ltd. 11/07/19 761,000 99.60 758
735
Carrier Global Corp. 02/13/20 20,000 100.00 20
19
Carrier Global Corp. 02/13/20 90,000 100.00 90
88
Carrier Global Corp. 02/13/20 40,000 100.00 40
39
Carrier Global Corp. 02/13/20 160,000 100.22 160
147

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Carrier Global Corp. 02/18/20 60,000 101.66 61
53
Carrier Global Corp. 02/18/20 60,000 101.76 61
53
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 60,000 100.00 60
59
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,482
Centene Corp. 02/05/20 110,000 100.14 110
102
Cigna Corp. 02/04/20 335,000 134.73 451
437
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102.50 174
168
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,402
1,346
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100.00 430
357
Citigroup Mortgage Loan Trust, Inc. 02/01/17 126,170 97.80 123
124
Commercial Mortgage Trust 01/22/16 195,000 1.06 206
201
Commercial Mortgage Trust 02/17/16 205,000 103.72 213
211
Commercial Mortgage Trust 07/25/16 140,000 102.17 143
138
Commercial Mortgage Trust 11/21/16 211,000 100.80 213
206
Commercial Mortgage Trust 06/05/19 1,203,000 100.00 1,203
1,120
Commercial Mortgage Trust 06/05/19 899,000 100.00 899
825
Commonwealth Bank of Australia 03/04/20 215,000 101.26 218
213
CORE Mortgage Trust 03/01/19 1,520,000 100.00 1,520
1,216
Credit Suisse Group AG 03/27/20 250,000 100.00 250
256
Credit Suisse Mortgage Capital Certificates 06/20/17 600,000 99.58 597
501
Credit Suisse Mortgage Capital Certificates 05/28/19 170,000 100.00 170
160
Credit Suisse Mortgage Capital Certificates 05/28/19 1,282,000 100.00 1,282
1,077
Credit Suisse Mortgage Trust 06/26/18 1,043,318 97.67 1,019
1,060
DAE Funding LLC 11/01/18 20,000 100.00 20
19
Daimler Finance NA LLC 08/12/19 320,000 100.51 322
317
Danone SA 10/26/16 890,000 99.94 889
891
Danone SA 04/22/19 718,000 100.11 719
712
Danske Bank A/S 01/11/19 400,000 101.88 408
410
Danske Bank A/S 03/11/19 862,000 104.89 914
908
Danske Bank A/S 09/17/19 200,000 102.84 206
197
DBGS Mortgage Trust 04/03/19 985,000 101.38 999
808
DCP Midstream Operating, LP 12/11/19 30,000 104.95 31
14
Deephaven Residential Mortgage Trust 03/03/20 1,832,872 101.43 1,859
1,859
Dell International LLC / EMC Corp. 05/17/16 430,000 101.14 435
435
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 399,782 100.61 402
350
Deutsche Telekom International Finance BV 05/02/18 251,000 98.01 246
248
Dividend Solar Loans LLC 06/28/19 357,091 99.98 357
336
DNB Bank ASA 10/22/19 550,000 100.31 552
539
DP World PLC 10/03/19 200,000 115.35 231
167
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100.00 1,230
1,167
Eagle Re Ltd. 01/27/20 511,000 100.00 511
487
ECAF, Ltd. 08/09/18 207,315 99.24 206
183
Education Loan Asset-Backed Trust I 07/24/19 580,000 99.34 576
555
Embotelladora Andina SA 09/03/19 264,000 106.49 281
265
Enel SpA 01/05/18 706,000 101.09 714
709
Eni SpA 09/26/19 658,000 108.99 717
638
Equate Petrochemical BV 10/27/16 200,000 99.14 198
190
Fannie Mae Connecticut Avenue Securities 10/29/19 710,000 100.02 710
572
Flagstar Mortgage Trust 10/26/17 561,776 101.39 570
556
Flagstar Mortgage Trust 04/13/18 243,988 98.62 241
247
Flatiron CLO, Ltd. 11/21/19 1,000,000 100.10 1,001
952
Freddie Mac 03/05/20 720,000 105.30 758
642
Freddie Mac Structured Agency Credit Risk Debt Notes 02/26/20 980,000 101.43 994
796
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 102.64 113
111
Fresenius Medical Care US Finance II, Inc. 09/19/17 236,000 105.42 249
245
Gazprom PJSC Via Gaz Capital SA 02/01/19 672,000 106.11 713
695
Glencore Funding LLC 10/12/16 40,000 101.02 40
37
Glencore Funding LLC 09/13/17 330,000 100.98 333
300
Glencore Funding LLC 03/21/18 20,000 99.99 20
20
Glencore Funding LLC 01/16/19 60,000 94.53 57
54
Glencore Funding LLC 03/05/19 410,000 100.93 414
377
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,860,000 100.04 1,861
1,757
Grace Mortgage Trust 05/19/17 393,000 103.15 405
395
GS Mortgage Securities Trust 07/20/16 235,000 111.86 263
242
GS Mortgage Securities Trust 06/06/18 490,000 100.00 490
442
GS Mortgage Securities Trust 05/31/19 630,000 100.00 630
596
Hanesbrands, Inc. 08/10/18 10,000 98.23 10
10
Hanesbrands, Inc. 08/13/18 70,000 101.94 71
69

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Hawaii Hotel Trust 05/16/19 940,000 100.00 940
693
Heineken NV 10/22/19 710,000 102.48 728
718
Hilton USA Trust 11/22/16 1,240,000 95.30 1,182
823
Hilton USA Trust 11/22/16 60 0,000 8 2 . 89 497
378
Hilton USA Trust 05/26/17 226,000 99.71 225
213
HMH Trust 06/09/17 1,170,000 99.99 1,170
1,082
Horizon Aircraft Finance I, Ltd. 11/16/18 820,582 100.00 821
601
Hospitality Mortgage Trust 05/16/19 1,293,608 100.00 1,294
986
ICICI Bank, Ltd. 09/06/18 252,000 95.15 240
243
Intesa Sanpaolo SpA 07/10/17 400,000 100.19 401
382
Intesa Sanpaolo SpA 01/05/18 200,000 99.85 200
191
Intesa Sanpaolo SpA 04/22/19 287,000 92.48 265
270
Inversiones CMPC SA 09/22/17 214,000 102.56 219
207
JP Morgan Mortgage Trust 2018-6 03/06/19 884,327 99.97 884
874
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 394,000 98.91 390
403
JPMorgan Mortgage Trust 03/30/17 198,602 101.35 201
197
JPMorgan Mortgage Trust 08/09/17 523,485 102.57 537
521
JPMorgan Mortgage Trust 10/26/17 452,536 101.05 457
456
JPMorgan Mortgage Trust 03/23/18 566,051 98.63 558
575
JPMorgan Mortgage Trust 04/25/18 211,156 97.63 206
217
JPMorgan Mortgage Trust 04/25/18 506,513 100.82 511
503
JPMorgan Mortgage Trust 04/25/18 494 , 662 98. 13 485
504
JPMorgan Mortgage Trust 08/16/18 191,785 100.73 193
190
JPMorgan Mortgage Trust 08/16/18 1, 170 , 270 100. 23 1, 173
1,172
JPMorgan Mortgage Trust 09/20/18 114,348 100.53 115
113
JPMorgan Mortgage Trust 01/18/19 148,584 100.69 150
147
JPMorgan Mortgage Trust 03/08/19 1,808,611 98.09 1,774
1,796
JPMorgan Mortgage Trust 05/30/19 265,983 100.88 268
266
JPMorgan Mortgage Trust 09/18/19 838,736 101.21 849
850
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
196
KKR Group Finance Co. II LLC 02/20/15 10,000 109.65 11
11
Kraft Heinz Foods Co. 08/05/15 28,000 104.19 29
28
Kuwait Government International Bond 03/13/17 210,000 99.29 208
218
Lamb Weston Holdings, Inc. 12/01/16 60,000 99.73 60
61
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
974
LCM XXV, Ltd. 07/10/17 1,124,000 100.00 1,124
1,064
Legacy Mortgage Asset Trust 05/23/19 427,437 100.00 427
431
Lloyds TSB Bank PLC 12/07/17 228,000 101.65 232
231
LSTAR Securities Investment, Ltd. 05/17/19 411,151 100.00 411
386
Lukoil International Finance BV 09/19/17 682,000 104.33 711
690
LYB Finance Co. BV 02/15/19 186,000 118.55 220
239
Madison Park Funding XIII, Ltd. 11/07/19 574,000 99.65 572
554
Madison Park Funding XVIII, Ltd. 12/01/17 872,000 100.66 878
832
Madison Park Funding XXVI, Ltd. 09/05/17 780,000 100.00 780
745
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,488
1,433
Marks & Spencer PLC 11/06/17 623,000 115.35 719
747
Mars, Inc. 03/26/19 30,000 99.73 30
31
Mars, Inc. 03/26/19 60,000 99.94 60
62
Midwest Connector Capital Co. LLC 06/04/19 267,000 101.45 271
256
ML-CFC Commercial Mortgage Trust 08/05/16 126,393 82.33 104
73
Mondelez International Holdings Netherlands BV 10/22/19 726,000 99.94 726
723
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100.00 1,955
1,422
Morgan Stanley Capital I Trust 08/15/18 1,732,000 100.00 1,732
1,649
Morgan Stanley Capital I Trust 04/24/19 350,000 100.00 350
318
Morgan Stanley Capital I, Inc. 05/10/19 1,613,000 100.00 1,613
1,340
Morgan Stanley Capital I, Inc. 12/12/19 1,970,000 99.43 1,959
1,891
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.63 34
34
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.39 210
210
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.26 1,459
1,215
MSCG Trust 05/19/15 255,000 101.39 259
244
Natixis Commercial Mortgage Securities Trust 08/29/19 440,000 102.89 453
423
NBK SPC, Ltd. 09/30/19 714,000 100.61 718
704
Nestle Holdings, Inc. 01/03/20 698,000 104.54 730
735
New Residential Mortgage Loan Trust 09/09/19 448,076 100.00 448
441
NGPL PipeCo LLC 09/26/19 553,000 129.55 716
551
Nomura Resecuritization Trust 07/22/16 1,203,534 59.43 715
863
Nordea Bank AB 06/04/19 265,000 102.14 271
270
Northern Natural Gas Co. 08/02/18 631,000 109.07 688
657

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Norway Government International Bond 01/18/19 NOK 2,270,000 11.43 259
233
Norway Government International Bond 01/18/19 NOK 11,435,000 11.98 1,370
1,209
Norway Government International Bond 03/07/19 NOK 1,795,000 11.29 203
181
Norway Government International Bond 03/07/19 NOK 2,284,000 11.55 264
240
Norway Government International Bond 03/07/19 NOK 3,290,000 11.81 388
332
NXP BV / NXP Funding LLC 05/02/19 693,000 103.63 718
717
NYT Mortgage Trust 01/11/19 2,451,000 100.00 2,451
2,299
One Market Plaza Trust 02/15/17 500,000 100.02 500
452
One Market Plaza Trust 02/15/17 217,000 102.70 223
200
One Market Plaza Trust 02/15/17 595,000 97.94 583
478
Otis Worldwide Corp. 02/19/20 60,000 100.00 60
59
Otis Worldwide Corp. 02/19/20 60,000 100.00 60
57
Otis Worldwide Corp. 02/19/20 170,000 99.99 170
165
Park Aerospace Holdings, Ltd. 02/25/19 50,000 101.72 51
45
Pernod Ricard SA 06/13/16 150,000 103.37 155
154
PMT Credit Risk Transfer Trust 03/21/19 362,292 100.00 362
348
PMT Credit Risk Transfer Trust 10/11/19 633,253 100.00 633
607
Preston Ridge Partners Mortgage LLC 02/14/20 969,536 100.00 970
766
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 60,000 101.86 61
59
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 70,000 102.43 72
69
Prosus NV 06/29/17 250,000 100.00 250
239
Provincia de Buenos Aires 02/08/17 140,000 99.78 140
36
Qatar Government International Bond 10/03/19 410,000 123.87 508
483
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
544
RBS Commercial Funding, Inc. Trust 01/19/16 200,000 1.04 208
200
Reliance Holdings USA, Inc. 12/04/19 684,000 105.10 719
696
Riserva CLO, Ltd. 06/10/19 940,000 100.00 940
908
Roche Holdings, Inc. 01/03/20 669,000 100.06 669
674
Sabal Trail Transmission LLC 08/02/18 663,000 105.76 701
654
SACI Falabella 01/03/20 692,000 104.64 724
657
Santander UK Group Holdings PLC 03/05/19 701,000 102.36 718
691
Santander UK Group Holdings PLC 05/14/19 238,000 103.30 246
240
Schlumberger Holdings Corp. 12/10/15 40,000 99.96 40
37
Schneider Electric SE 02/04/19 800,000 101.80 814
799
Sequoia Mortgage Trust 10/21/16 491,235 103.00 506
486
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
861
Siemens Financieringsmaatschappij NV 03/05/19 250,000 98.19 245
248
SMB Private Education Loan Trust 06/04/19 190,000 100.00 190
169
Societe Generale SA 12/11/19 700,000 107.26 751
705
SoFi Professional Loan Program Trust 12/12/19 730,000 103.67 757
706
SpringCastle Funding Asset-Backed Notes 01/22/20 4,035,359 100.88 4,070
3,782
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 240,000 100.00 240
245
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 75,000 99.85 75
75
Sunrun Atlas Issuer LLC 10/17/19 596,269 99.95 596
523
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 12/11/19 30,000 101.63 30
23
Teachers Insurance & Annuity Association of America 06/14/16 340,000 115.29 392
387
Tennessee Gas Pipeline Co. LLC 02/19/20 210,000 99.93 210
178
Textainer Marine Containers, Ltd. 05/11/17 738,148 100.00 738
664
Tharaldson Hotel Portfolio Trust 01/22/18 243,024 99.95 243
230
THL Credit Wind River CLO, Ltd. 10/02/17 1,016,000 100.00 1,016
955
Towd point Mortgage Trust 10/31/19 1,066,557 102.29 1,091
1,046
Towd Point Mortgage Trust 07/22/16 185,165 99.86 185
183
Towd Point Mortgage Trust 07/07/17 422,282 100.54 425
414
Towd Point Mortgage Trust 08/04/17 544,424 100.34 546
527
Towd Point Mortgage Trust 09/18/17 877,352 100.60 883
878
Towd Point Mortgage Trust 10/25/19 1,247,772 104.58 1,305
1,281
Towd Point Mortgage Trust 11/04/19 1,704,572 100.96 1,721
1,669
Triton Container Finance IV LLC 08/16/17 498,307 100.08 499
435
Triton Container Finance V LLC 03/13/18 198,400 99.98 198
196
Triton Container Finance VI LLC 06/07/17 551,430 99.06 546
523
Trust F/1401 09/20/17 685,000 105.68 724
642
UBS Group AG 03/16/17 200,000 100.00 200
210
UBS Group AG 03/16/17 270,000 100.00 270
273
UBS Group AG 01/28/19 660,000 102.29 675
620
UBS Group AG 09/20/19 200,000 100.79 202
195
UniCredit SpA 01/08/19 1,042,000 102.88 1,081
1,061

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Union Pacific Corp. 06/07/18 140,000 100.93 141
150
Verizon Owner Trust 02/28/20 2,106,000 100.73 2,121
2,110
Verus Securitization Trust 03/06/20 1,313,095 101.19 1,329
1,329
Vistra Operations Co. LLC 06/04/19 708,000 101.43 718
628
VOC Escrow, Ltd. 08/07/18 60,000 97.25 58
44
Volkswagen Group of America Finance LLC 09/26/19 699,000 102.53 717
691
Voya CLO, Ltd. 02/18/20 2,464,000 100.00 2,464
2,317
WinWater Mortgage Loan Trust 03/29/17 507,167 102.42 519
504
Worldwide Plaza Trust 10/31/17 452,000 102.65 464
439
148,911
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. Term Loan B4 USD 1 Month LIBOR 1.750
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 2 Month LIBOR 3.250
Allied Universal Holdco Term Loan B USD 1 Month LIBOR 4.250
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 10.000
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
American Home Mortgage Investment Trust USD 6 Month LIBOR 2.000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.110
APi Group DE, Inc. Term Loan B USD 1 Month LIBOR 2.500
Asset Backed Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.140
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B6 USD 1 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 3.150
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays PLC USD 3 Month LIBOR 3.054
Barclays PLC USD 3 Month LIBOR 1.902
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
Bayview Commercial Asset Trust USD 1 Month LIBOR 0.270
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.750
Berry Global, Inc. Term Loan W USD 3 Month LIBOR 2.000
BNC Mortgage Loan Trust USD 1 Month LIBOR 0.160
BNP Paribas SA USD 3 Month LIBOR 2.235
Boyd Gaming Corp. Term Loan B USD 1 Week LIBOR 2.250
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.321
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.951
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.220
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 0.890
Cedar Funding, Ltd. USD 3 Month LIBOR 1.100
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications, Inc. Term Loan B1 USD 1 Month LIBOR 1.750

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Variable Rate Securities
Securities Referenced Rate Spread %
CHL Mortgage Pass-Through Trust USD 1 Month LIBOR 0.580
CIT Bank NA Secured Overnight Financing Rate 1.715
Citadel Securities, LP Term Loan B USD 1 Month LIBOR 2.750
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.450
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup, Inc. USD 3 Month LIBOR 3.905
Citigroup, Inc. Secured Overnight Financing Rate 3.914
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
CORE Mortgage Trust USD 1 Month LIBOR 1.650
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.400
Credit Suisse Group AG Secured Overnight Financing Rate 3.730
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 0.980
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.350
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
CSC Holdings LLC 2019 Term Loan B5 USD 1 Month LIBOR 2.500
Dcert Buyer, Inc. Term Loan B USD 1 Month LIBOR 4.000
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Diamond Sports Group LLC Term Loan USD 1 Month LIBOR 3.250
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Eagle Re Ltd. USD 1 Month LIBOR 0.900
Edelman Financial Center LLC Term Loan B1 USD 1 Month LIBOR 3.250
Education Loan Asset-Backed Trust I USD 1 Month LIBOR 0.800
Energy Transfer Operating, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.134
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.400
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Federal Home Loan Banks Secured Overnight Financing Rate 0.120
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
First Eagle Holdings Inc. Term Loan B USD 3 Month LIBOR 2.500
Flatiron CLO, Ltd. USD 3 Month LIBOR 1.250

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Focus Financial Partners LLC  2020 Term Loan USD 1 Month LIBOR 2.000
Four Seasons Hotels, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Freddie Mac Secured Overnight Financing Rate 0.040
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.150
Froneri International Ltd. Term Loan USD 1 Month LIBOR 2.250
Garda World Security Corp. 2019 1st Lien Term Loan B USD 3 Month LIBOR 4.750
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Golden Nugget, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.150
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.510
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Grifols Worldwide Operations USA, Inc. Term Loan B USD 1 Week LIBOR 2.000
GS Mortgage Securities Trust USD 1 Month LIBOR 0.900
GS Mortgage Securities Trust USD 1 Month LIBOR 1.300
Hawaii Hotel Trust USD 1 Month LIBOR 1.650
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
Hilton Worldwide Finance LLC Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Home Equity Asset Trust USD 1 Month LIBOR 0.280
Home Equity Asset Trust USD 1 Month LIBOR 0.150
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
HSBC Holdings PLC USD 3 Month LIBOR 1.546
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.453
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD 3 Month LIBOR 1.535
HSBC Holdings PLC USD 3 Month LIBOR 1.610
HSI Asset Securitization Corp. Trust USD 1 Month LIBOR 0.140
iHeartCommunications , Inc. USD 1 Month LIBOR 3.000

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Variable Rate Securities
Securities Referenced Rate Spread %
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.210
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.220
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.240
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.750
Jaguar Holding Co. II 1st Lien Term Loan USD 1 Month LIBOR 2.500
Jane Street Group LLC Term Loan USD 3 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
LCM XXIII, Ltd. USD 3 Month LIBOR 1.070
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 1.500
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.900
LSTAR Securities Investment, Ltd. USD 1 Month LIBOR 1.500
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XIII, Ltd. USD 3 Month LIBOR 0.950
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
McAfee LLC Term Loan B USD 1 Month LIBOR 3.750
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley Secured Overnight Financing Rate 1.143
Morgan Stanley Secured Overnight Financing Rate 4.840
Morgan Stanley Secured Overnight Financing Rate 3.120
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.400
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 2.244
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 1.000
MultiPlan , Inc. Term Loan B USD 3 Month LIBOR 2.750
Navient Student Loan Trust USD 1 Month LIBOR 0.600
New Century Home Equity Loan Trust USD 1 Month LIBOR 0.480
Nexstar Broadcasting, Inc. Term Loan B4 USD 1 Month LIBOR 2.750
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Occidental Petroleum Corp. USD 3 Month LIBOR 0.950
Option Care Helath , Inc. Term Loan B USD 1 Month LIBOR 4.500
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.125
Party City Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 2.500
Phoenix Guarantor, Inc. Term Loan B USD 1 Month LIBOR 3.250
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.000
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.700
PNC Financial Services Group, Inc. (The) USD 3 Month LIBOR 0.440
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.250
Prime Security Services Borrower LLC / Prime Finance, Inc. Term Loan B1 USD 1 Month LIBOR 3.250
Radnor RE, Ltd. USD 1 Month LIBOR 0.950
RAMP Trust USD 1 Month LIBOR 0.570
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Residential Accredit Loans, Inc.
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.850
Residential Asset Securitization Trust USD 1 Month LIBOR 0.450
Reynolds American, Inc. Term Loan USD 3 Month LIBOR 1.750
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Riserva CLO, Ltd. USD 3 Month LIBOR 1.140
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seattle SpinCo , Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.290
SMB Private Education Loan Trust USD 1 Month LIBOR 1.000
Sotera Health Holdings LLC Term Loan USD 1 Month LIBOR 4.500
Sprint Corp. Term Loan B USD 1 Month LIBOR 2.500
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Sungard Availability Services Capital, Inc. Term Loan USD 1 Month LIBOR 4.000
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
THL Credit Wind River CLO, Ltd. USD 3 Month LIBOR 1.230
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trans Union LLC Term Loan B5 USD 1 Month LIBOR 1.750
UBS Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UBS Group AG USD 3 Month LIBOR 1.468
UFC Holdings LLC Term Loan USD 1 Month LIBOR 3.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
VFH Parent LLC Term Loan B USD 1 Month LIBOR 3.000
VICI Properties, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
Voya CLO, Ltd. USD 3 Month LIBOR 1.020
VVC Holdings Corp. Term Loan B USD 3 Month LIBOR 4.500
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.070
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. USD 3 Month LIBOR 3.770
Wells Fargo & Co. USD 3 Month LIBOR 4.240
Western Digital Corp. 1st Lien Term Loan B4 USD 3 Month LIBOR 1.750
Western Midstream Operating, LP USD 3 Month LIBOR 0.850
Wynn Resorts Finance LLC Term Loan A USD 1 Month LIBOR 1.750
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 227 AUD 34,189 06/20
(22)
Canadian 10 Year Government Bond Futures 113 CAD 16,627 06/20
510
Euro-BTP Futures 60 EUR 8,485 06/20
(381)
Eurodollar Futures 455 USD 113,153 06/20
672
Eurodollar Futures 143 USD 35,628 12/20
470
Euro-OAT Futures 17 EUR 2,843 06/20
(97)
Federal Fund 30 Day Futures 68 USD 28,315 04/20
347
Federal Fund 30 Day Futures 32 USD 13,325 05/20
171
Federal Fund 30 Day Futures 32 USD 13,326 07/20
155
Japan 10 Year Government Bond Futures 10 JPY 1,525,699 06/20
(278)
United States 2 Year Treasury Note Futures 931 USD 205,176 06/20
1,780
United States 5 Year Treasury Note Futures 878 USD 110,066 06/20
2,405
United States 10 Year Treasury Note Futures 1,156 USD 160,323 06/20
5,480
United States 10 Year Ultra Treasury Note Futures 30 USD 4,681 06/20
210
United States Treasury Long Bond Futures 232 USD 41,543 06/20
2,021
United States Treasury Ultra Bond Futures 181 USD 40,160 06/20
3,490
Short Positions
Australia 10 Year Government Bond Futures 178 AUD 26,809 06/20
(32)
Canadian 10 Year Government Bond Futures 70 CAD 10,300 06/20
(302)
Euro- Bobl Futures 71 EUR 9,600 06/20
9
Euro-Bund Futures 216 EUR 37,263 06/20
470
Eurodollar Futures 65 USD 16,204 03/21
(11)
Eurodollar Futures 182 USD 45,351 12/21
(239)
Euro-OAT Futures 30 EUR 5,016 06/20
115
Long Gilt Futures 77 GBP 10,487 06/20
(178)
United States 2 Year Treasury Note Futures 58 USD 12,782 06/20
(188)
United States 5 Year Treasury Note Futures 39 USD 4,889 06/20
(123)
United States 10 Year Treasury Note Futures 217 USD 30,095 06/20
(409)
United States 10 Year Ultra Treasury Note Futures 69 USD 10,767 06/20
(572)
United States Treasury Long Bond Futures 205 USD 36,708 06/20
(1,986)
United States Treasury Ultra Bond Futures 2 USD 444 06/20
2
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
13,489
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 10 Year Treasury Note
Futures
Bank of America
Call 24 135.00 USD 3,240 04/24/20
(91)
United States 10 Year Treasury Note
Futures
Bank of America
Call 26 138.00 USD 3,588 04/24/20
(34)
United States 10 Year Treasury Note
Futures
Bank of America
Call 24 141.00 USD 3,384 04/24/20
(6)
United States 10 Year Treasury Note
Futures
Bank of America
Put 24 131.00 USD 3,144 04/24/20
(2)
United States 5 Year Treasury Note
Futures
Bank of America
Put 34 122.50 USD 4,165 04/24/20
(2)
United States 5 Year Treasury Note
Futures
Bank of America
Put 34 122.75 USD 4,174 04/24/20
(2)
United States 5 Year Treasury Note
Futures
Bank of America
Put 78 123.75 USD 9,653 04/24/20
(7)
United States 5 Year Treasury Note
Futures
Bank of America
Put 144 124.00 USD 17,856 04/24/20
(15)
United States 5 Year Treasury Note
Futures
Bank of America
Put 47 124.25 USD 5,840 04/24/20
(6)
United States 5 Year Treasury Note
Futures
Bank of America
Put 89 124.00 USD 11,036 05/22/20
(19)
United States 5 Year Treasury Note
Futures
Bank of America
Put 44 124.50 USD 5,478 05/22/20
(13)
United States 5 Year Treasury Note
Futures
Bank of America
Put 2 124.75 USD 250 05/22/20
(1)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Total Liability for Options Written (premiums received $337)
(198)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,270 HUF 703,230 05/22/20 (117)
Bank of America USD 1,491 MXN 28,078 05/22/20 (316)
Bank of America USD 5,179 RUB 334,478 05/22/20 (926)
Bank of America USD 5,123 TRY 31,835 05/22/20 (380)
Bank of America USD 1,478 ZAR 22,434 05/22/20 (232)
Bank of America HKD 29,239 USD 3,763 05/22/20 (8)
Bank of America KRW 6,234,440 USD 5,245 05/22/20 123
Bank of America PEN 12,737 USD 3,754 05/22/20 51
Bank of America PHP 190,144 USD 3,733 05/22/20 37
Bank of America SGD 5,228 USD 3,757 05/22/20 76
Bank of America THB 46,856 USD 1,501 05/22/20 73
Bank of America TWD 45,151 USD 1,508 05/22/20 3
Bank of New York USD 5,475 JPY 583,177 04/22/20 (47)
Bank of New York USD 9,066 SEK 90,455 04/22/20 82
Barclays USD 1,334 INR 97,074 04/17/20 (59)
BNP Paribas GBP 240 USD 315 04/17/20 17
Citigroup USD 871 BRL 3,560 04/17/20 (186)
Citigroup USD 980 BRL 4,019 04/17/20 (208)
Citigroup USD 609 CAD 790 04/17/20 (48)
Citigroup USD 1,277 CAD 1,663 04/17/20 (96)
Citigroup USD 2,029 CAD 2,630 04/17/20 (160)
Citigroup USD 1,210 GBP 922 04/17/20 (65)
Citigroup USD 14,804 GBP 12,222 04/22/20 384
Citigroup USD 6,257 JPY 655,333 06/17/20 (142)
Citigroup USD 3,691 NZD 6,036 04/22/20 (90)
Citigroup EUR 2,071 USD 2,316 04/17/20 31
Goldman Sachs USD 1,682 MXN 32,104 04/17/20 (331)
Goldman Sachs BRL 932 USD 180 04/17/20 1
Goldman Sachs JPY 39,894 USD 370 04/17/20 (1)
Goldman Sachs RUB 44,022 USD 710 04/17/20 149
Goldman Sachs RUB 69,220 USD 1,118 04/17/20 236
JPMorgan Chase USD 178 AUD 301 04/20/20 7
JPMorgan Chase USD 491 AUD 732 04/20/20 (41)
JPMorgan Chase USD 787 AUD 1,315 04/20/20 22
JPMorgan Chase USD 795 AUD 1,302 04/20/20 6
JPMorgan Chase USD 1,614 AUD 2,459 04/20/20 (101)
JPMorgan Chase USD 313 BRL 1,573 04/22/20 (11)
JPMorgan Chase USD 1,028 CAD 1,478 05/19/20 23
JPMorgan Chase USD 1,852 CHF 1,810 05/19/20 33
JPMorgan Chase USD 2,773 COP 9,667,280 04/14/20 (395)
JPMorgan Chase USD 1,073 COP 4,277,363 04/27/20 (22)
JPMorgan Chase USD 5 CZK 119 06/17/20 (1)
JPMorgan Chase USD 1,685 EUR 1,551 04/20/20 27
JPMorgan Chase USD 2,123 EUR 1,964 04/20/20 44
JPMorgan Chase USD 554 GBP 464 04/20/20 22
JPMorgan Chase USD 564 GBP 462 04/20/20 10
JPMorgan Chase USD 1,083 GBP 840 04/20/20 (39)
JPMorgan Chase USD 6,262 GBP 4,833 04/20/20 (256)
JPMorgan Chase USD 22 HKD 167 05/19/20 —
JPMorgan Chase USD 859 HUF 281,209 06/17/20 3
JPMorgan Chase USD 65 IDR 1,077,834 04/16/20 1
JPMorgan Chase USD 912 IDR 14,555,229 04/16/20 (18)
JPMorgan Chase USD 160 JPY 17,486 04/20/20 3
JPMorgan Chase USD 411 JPY 45,579 04/20/20 14
JPMorgan Chase USD 3,441 JPY 376,912 04/20/20 67
JPMorgan Chase USD 5,304 KRW 6,390,873 04/21/20 (55)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 65
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 330 MXN 6,979 06/17/20 (40)
JPMorgan Chase USD 379 MXN 9,352 06/17/20 11
JPMorgan Chase USD 397 MXN 9,459 06/17/20 (3)
JPMorgan Chase USD 1,259 MXN 31,262 06/17/20 44
JPMorgan Chase USD 331 NOK 3,157 06/17/20 (27)
JPMorgan Chase USD 402 NOK 4,227 06/17/20 5
JPMorgan Chase USD 418 NOK 4,545 06/17/20 19
JPMorgan Chase USD 867 NOK 8,694 06/17/20 (31)
JPMorgan Chase USD 962 NOK 10,158 06/17/20 16
JPMorgan Chase USD 964 NOK 10,444 06/17/20 41
JPMorgan Chase USD 4,393 NOK 41,934 06/17/20 (359)
JPMorgan Chase USD 868 NZD 1,355 04/20/20 (60)
JPMorgan Chase USD 933 NZD 1,609 04/20/20 27
JPMorgan Chase USD 369 PEN 1,309 04/22/20 12
JPMorgan Chase USD 581 PEN 1,970 04/27/20 (8)
JPMorgan Chase USD 910 PEN 3,205 04/27/20 23
JPMorgan Chase USD 3,961 PLN 14,912 06/17/20 (357)
JPMorgan Chase USD 723 RUB 54,418 04/14/20 (29)
JPMorgan Chase USD 741 RUB 54,418 04/14/20 (47)
JPMorgan Chase USD 431 RUB 34,040 04/17/20 2
JPMorgan Chase USD 799 RUB 62,880 04/17/20 2
JPMorgan Chase USD 332 SEK 3,145 06/17/20 (14)
JPMorgan Chase USD 397 SEK 3,948 06/17/20 3
JPMorgan Chase USD 401 SEK 4,020 06/17/20 6
JPMorgan Chase USD 8,844 SEK 82,643 06/17/20 (476)
JPMorgan Chase USD 2,550 SGD 3,683 05/19/20 43
JPMorgan Chase USD 1,003 THB 32,990 04/23/20 3
JPMorgan Chase USD 2,880 THB 95,069 04/28/20 17
JPMorgan Chase AUD 4,940 USD 3,330 04/20/20 291
JPMorgan Chase BRL 1,099 USD 243 04/14/20 32
JPMorgan Chase BRL 306 USD 66 04/16/20 7
JPMorgan Chase BRL 297 USD 58 04/22/20 1
JPMorgan Chase BRL 4,595 USD 933 04/22/20 50
JPMorgan Chase CAD 967 USD 668 05/19/20 (20)
JPMorgan Chase CAD 2,185 USD 1,609 05/19/20 55
JPMorgan Chase CHF 848 USD 900 05/19/20 17
JPMorgan Chase CHF 936 USD 979 05/19/20 5
JPMorgan Chase CHF 6,995 USD 7,552 05/19/20 268
JPMorgan Chase CNY 14,261 USD 2,049 04/17/20 35
JPMorgan Chase COP 3,369,342 USD 819 04/27/20 (10)
JPMorgan Chase COP 12,684,002 USD 3,097 04/27/20 (20)
JPMorgan Chase EUR 936 USD 1,030 04/20/20 (2)
JPMorgan Chase EUR 10,855 USD 11,895 04/20/20 (85)
JPMorgan Chase GBP 739 USD 965 04/20/20 47
JPMorgan Chase GBP 1,084 USD 1,278 04/20/20 (69)
JPMorgan Chase HKD 811 USD 104 05/19/20 —
JPMorgan Chase HUF 5,015 USD 15 06/17/20 —
JPMorgan Chase HUF 1,324,259 USD 4,498 06/17/20 442
JPMorgan Chase IDR 25,035,556 USD 1,758 04/14/20 219
JPMorgan Chase IDR 51,397,642 USD 3,534 04/16/20 376
JPMorgan Chase INR 30,620 USD 405 04/17/20 3
JPMorgan Chase INR 45,510 USD 599 04/17/20 1
JPMorgan Chase JPY 32,079 USD 288 04/20/20 (10)
JPMorgan Chase JPY 61,742 USD 557 04/20/20 (17)
JPMorgan Chase JPY 62,229 USD 574 04/20/20 (5)
JPMorgan Chase JPY 74,367 USD 679 04/20/20 (13)
JPMorgan Chase JPY 114,841 USD 1,069 04/20/20 —
JPMorgan Chase JPY 269,432 USD 2,586 04/20/20 79
JPMorgan Chase KRW 476,978 USD 394 04/21/20 3
JPMorgan Chase KRW 485,502 USD 396 04/21/20 (3)
JPMorgan Chase KRW 1,315,466 USD 1,059 04/21/20 (21)
JPMorgan Chase MXN 23,246 USD 913 06/17/20 (56)
JPMorgan Chase MXN 43,824 USD 2,048 06/17/20 222

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase NOK 20,032 USD 1,806 06/17/20 (121)
JPMorgan Chase NZD 1,335 USD 796 04/20/20 —
JPMorgan Chase NZD 1,338 USD 787 04/20/20 (12)
JPMorgan Chase NZD 9,190 USD 5,951 04/20/20 468
JPMorgan Chase PEN 2,661 USD 771 04/14/20 (4)
JPMorgan Chase PEN 1,732 USD 503 04/16/20 (1)
JPMorgan Chase PEN 1,732 USD 497 04/17/20 (7)
JPMorgan Chase PEN 4,478 USD 1,276 04/20/20 (28)
JPMorgan Chase PEN 4,144 USD 1,179 04/21/20 (27)
JPMorgan Chase PEN 11,775 USD 3,304 04/27/20 (124)
JPMorgan Chase PLN 1,880 USD 439 06/17/20 (15)
JPMorgan Chase PLN 2,883 USD 741 06/17/20 44
JPMorgan Chase PLN 2,883 USD 736 06/17/20 39
JPMorgan Chase RUB 22,296 USD 282 04/14/20 (2)
JPMorgan Chase SEK 17,670 USD 1,742 06/17/20 (48)
JPMorgan Chase SGD 147 USD 102 05/19/20 (2)
JPMorgan Chase SGD 14,609 USD 10,561 05/19/20 275
JPMorgan Chase THB 25,635 USD 808 04/16/20 27
JPMorgan Chase THB 25,635 USD 813 04/17/20 32
JPMorgan Chase THB 88,244 USD 2,740 04/22/20 51
JPMorgan Chase THB 116,016 USD 3,571 04/23/20 36
Royal Bank of Canada USD 6,290 JPY 655,333 06/17/20 (176)
Standard Chartered USD 6,280 JPY 655,333 06/17/20 (165)
State Street USD 318 BRL 1,588 05/22/20 (13)
State Street USD 3,757 BRL 16,292 05/22/20 (632)
State Street USD 3,609 CAD 5,103 04/22/20 18
State Street USD 556 CHF 545 04/22/20 11
State Street USD 2,436 EUR 2,213 04/22/20 7
State Street USD 77 HKD 595 05/22/20 —
State Street USD 242 HKD 1,875 05/22/20 —
State Street USD 24 INR 1,806 05/22/20 —
State Street USD 1,491 INR 107,409 05/22/20 (88)
State Street USD 17 KRW 20,172 05/22/20 —
State Street USD 164 KRW 205,379 05/22/20 4
State Street USD 210 MXN 4,803 05/22/20 (9)
State Street USD 21 MYR 91 05/22/20 —
State Street USD 3,739 MYR 15,588 05/22/20 (128)
State Street USD 219 PEN 785 05/22/20 9
State Street USD 59 PHP 3,054 05/22/20 1
State Street USD 213 PHP 11,183 05/22/20 4
State Street USD 13 PLN 57 05/22/20 —
State Street USD 22 PLN 86 05/22/20 (1)
State Street USD 26 RUB 2,109 05/22/20 1
State Street USD 675 RUB 50,402 05/22/20 (34)
State Street USD 28 SGD 40 05/22/20 —
State Street USD 144 SGD 208 05/22/20 3
State Street USD 5 THB 168 05/22/20 —
State Street USD 58 THB 1,883 05/22/20 —
State Street USD 101 TRY 663 05/22/20 (2)
State Street USD 27 TWD 815 05/22/20 —
State Street USD 88 TWD 2,648 05/22/20 —
State Street USD 114 ZAR 1,910 05/22/20 (8)
State Street BRL 245 USD 47 05/22/20 —
State Street CAD 96 USD 66 04/22/20 (2)
State Street EUR 93 USD 100 04/22/20 (3)
State Street GBP 17 USD 20 04/22/20 (1)
State Street HUF 2,425 USD 7 05/22/20 —
State Street HUF 25,613 USD 83 05/22/20 5
State Street INR 6,863 USD 90 05/22/20 —
State Street JPY 22,454 USD 205 04/22/20 (4)
State Street MXN 178 USD 7 05/22/20 —
State Street MYR 618 USD 137 05/22/20 (6)
State Street NOK 991 USD 88 04/22/20 (7)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 67
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street NOK 56,284 USD 5,364 04/22/20 (49)
State Street NZD 71 USD 41 04/22/20 (1)
State Street PEN 345 USD 97 05/22/20 (4)
State Street PLN 5,904 USD 1,500 05/22/20 74
State Street SEK 2,152 USD 208 04/22/20 (10)
State Street TRY 1,239 USD 186 05/22/20 1
State Street TRY 28,000 USD 4,404 06/17/20 261
State Street ZAR 771 USD 44 05/22/20 1
UBS CHF 12,281 USD 12,828 04/22/20 55
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(2,468)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 1,700 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 1 1
Citigroup BRL 2,100 7.024%
(3)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 1 1
Citigroup BRL 2,400 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 — 1
Citigroup BRL 2,631 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 — 1
JPMorgan Chase HUF 640,150 Six Month BUBOR
(2)
0.930%
(4)
04/05/27
— 40 40
JPMorgan Chase HUF 831,480 Six Month BUBOR
(1)
1.848%
(4)
04/05/27
— (110) (110)
Merrill Lynch USD 5,040 Three Month LIBOR
(5)
1.732%
(3)
06/27/21
— (75) (75)
Merrill Lynch USD 11,733 0.600%
(3)
Three Month LIBOR
(2)
03/23/22
2 32 34
Merrill Lynch USD 6,830 0.700%
(3)
Three Month LIBOR
(2)
03/23/25
(5) 69 64
Merrill Lynch USD 1,832 0.658%
(3)
Three Month LIBOR
(2)
09/18/25
— 14 14
Merrill Lynch USD 2,361 0.645%
(3)
Three Month LIBOR
(2)
09/18/25
— 16 16
Merrill Lynch USD 24,156 Three Month LIBOR
(3)
1.550%
(3)
06/30/26
3 (1,459) (1,456)
Merrill Lynch USD 9,140 Three Month LIBOR
(5)
1.520%
(3)
07/31/26
29 (560) (531)
Merrill Lynch USD 1,276 Three Month LIBOR
(2)
1.650%
(3)
11/15/26
(5) (83) (88)
Merrill Lynch USD 3,573 Three Month LIBOR
(2)
1.600%
(3)
11/15/26
1 (236) (235)
Merrill Lynch USD 5,997
Federal Fund
Effective Rate
(2)
0.300%
(3)
02/15/27
18 (2) 16
Merrill Lynch USD 7,588 Three Month LIBOR
(2)
0.750%
(3)
02/15/27
1 (87) (86)
Merrill Lynch USD 9,310 0.770%
(3)
Three Month LIBOR
(2)
03/24/27
69 35 104
Merrill Lynch MXN 40,840 7.450%
(3)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
16 46 62
Merrill Lynch USD 384 Three Month LIBOR
(5)
2.875%
(3)
05/15/44
1 (172) (171)
Merrill Lynch USD 3,184 Three Month LIBOR
(2)
1.810%
(3)
11/15/44
(30) (637) (667)
Merrill Lynch USD 5,708 Three Month LIBOR
(3)
1.850%
(3)
11/15/44
12 (1,261) (1,249)
Merrill Lynch USD 1,009 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
17 (16) 1
Merrill Lynch USD 516 Three Month LIBOR
(2)
0.792%
(3)
03/18/50
— 16 16
Merrill Lynch USD 519 Three Month LIBOR
(2)
0.818%
(3)
03/19/50
— 12 12
Merrill Lynch USD 332 Three Month LIBOR
(2)
1.650%
(3)
09/18/50
— 5 5
Merrill Lynch USD 430 Three Month LIBOR
(2)
0.838%
(3)
09/18/50
— 8 8
Total Open Interest Rate Swap Contracts (å)
131 (4,403) (4,272)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX High Yield Index Goldman Sachs
Sell
USD 35,900 5.000%
(2)
06/20/25
(1,465) (772) (2,237)
CDX High Yield Index Merrill Lynch
Sell
USD 2,480 5.000%
(2)
06/20/25
(100) (59) (159)
CDX Investment Grade
Index Merrill Lynch
Sell
USD 20,240 1.000%
(2)
12/20/24
3 (73) (70)
CDX Investment Grade
Index Merrill Lynch
Sell
USD 21,350 1.000%
(2)
06/20/25
(7) (135) (142)
iTraxx Europe Crossover
Index Goldman Sachs
Sell
EUR 9,000 5.000%
(2)
06/20/25
(493) 193 (300)
iTraxx Europe Crossover
Index Goldman Sachs
Sell
EUR 68,000 1.000%
(2)
06/20/25
(296) (1,970) (2,266)
Total Open Credit Indices Contracts (å) (2,358) (2,816) (5,174)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 47,553 $ 523
$ —
$ 48,076
Corporate Bonds and Notes — 169,335 —
—
169,335
International Debt — 87,2 18 —
—
87,2 18
Loan Agreements — 10,838 —
—
10,838
Mortgage-Backed Securities — 281,627 420
—
282,047
Non-US Bonds — 46,0 98 —
—
46, 0 98
United States Government Treasuries — 112,306 —
—
112,306
Common Stocks — — 4
—
4
Options Purchased 16 — —
—
16
Short-Term Investments — 44,25 5 —
67,41 2
111,667
Total Investments 16 799,2 30 947 67,41 2 867,605
Other Financial Instruments
Assets
Futures Contracts 18,307 — — — 18,307
Foreign Currency Exchange Contracts — 5,399 — — 5,399
Interest Rate Swap Contracts — 396 — — 396
Liabilities
Futures Contracts (4,818) — — — (4,818)
Options Written (198) — — — (198)
Foreign Currency Exchange Contracts — (7,867) — — (7,867)
Interest Rate Swap Contracts — (4,668) — — (4,668)
Credit Default Swap Contracts — (5,174) — — (5,174)
Total Other Financial Instruments
*
$ 13,291 $ (11,914) $ — $ — $ 1,377

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 69
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
371
Australia .................................................................................
721
Brazil ......................................................................................
4,534
Canada ....................................................................................
12,857
Cayman Islands .......................................................................
15,508
Chile .......................................................................................
1,738
China ......................................................................................
863
Colombia .................................................................................
4,989
Curacao ...................................................................................
56
Denmark .................................................................................
1,514
Finland ...................................................................................
270
France .....................................................................................
5,496
Germany .................................................................................
564
Guernsey .................................................................................
713
India .......................................................................................
243
Indonesia ................................................................................
4,754
Ireland ....................................................................................
2,240
Isle of Man ..............................................................................
314
Israel .......................................................................................
200
Italy ........................................................................................
6,097
Japan ......................................................................................
2,187
Kazakhstan .............................................................................
196
Kuwait ....................................................................................
218
Luxembourg ............................................................................
1,418
Macao .....................................................................................
376
Malaysia ..................................................................................
3,739
Mexico ....................................................................................
11,986
Netherlands ............................................................................
13,258
Norway ....................................................................................
3,522
Panama ...................................................................................
669
Peru ........................................................................................
3,866
Poland .....................................................................................
570
Qatar .......................................................................................
483
Russia .....................................................................................
4,089
Singapore ................................................................................
8,296
South Africa ............................................................................
188
Spain .......................................................................................
2,006
Sweden ....................................................................................
474
Switzerland .............................................................................
1,554
Thailand ..................................................................................
228
United Arab Emirates .............................................................
1,090
United Kingdom ......................................................................
10,895
United States ...........................................................................
732,255
Total Investments .................................................................... 867,605

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 89.0%
Australia - 2.6%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 379,381 1,579
Goodman Group(ö) 574,523 4,389
GPT Group (The)(ö) 1,596,819 3,639
Mirvac Group(ö) 4,790,553 6,340
Shopping Centres Australasia Property
Group(ö) 1,170,818 1,666
Viva Energy(ö) 396,149 568
18,181
Austria - 0.2%
CA Immobilien Anlagen AG 46,121 1,558
Belgium - 0.9%
Aedifica(ö) 28,534 2,964
VGP NV 9,571 986
Warehouses De Pauw CVA(Æ)(ö) 97,725 2,810
6,760
Canada - 2.2%
Allied Properties Real Estate Investment
Trust(ö) 98,943 3,146
Boardwalk Real Estate Investment
Trust(ö) 99,957 1,627
Canadian Apartment Properties(ö) 145,314 4,397
Granite Real Estate Investment Trust(ö) 104,125 4,301
InterRent Real Estate Investment Trust
(Ñ)(ö) 213,534 2,020
15,491
China - 0.7%
China Overseas Land & Investment, Ltd. 986,000 3,043
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 32,484 1,883
4,926
France - 1.3%
ARGAN SA(ö) 23,422 1,741
Gecina SA(ö) 42,527 5,642
Klepierre SA - GDR(Ñ)(ö) 110,697 2,138
9,521
Germany - 5.3%
Alstria Office REIT-AG(ö) 174,185 2,509
Aroundtown SA 427,612 2,143
Deutsche Wohnen SE 244,519 9,343
Instone Real Estate Group AG(Æ)(Þ) 65,506 1,046
LEG Immobilien AG 48,474 5,477
Vonovia SE 344,017 16,956
37,474
Hong Kong - 6.5%
ESR Cayman, Ltd.(Æ)(Þ) 1,126,400 2,422
Hang Lung Properties, Ltd. - ADR 1,357,000 2,745
Link Real Estate Investment Trust(ö) 1,403,700 11,857
New World Development Co., Ltd. 10,926,000 11,704
Sino Land Co., Ltd. 2,434,000 3,079
Sun Hung Kai Properties, Ltd. 570,500 7,491
Swire Properties, Ltd. 1,884,200 5,286
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 375,000 1,537
46,121
Japan - 11.1%
Activia Properties, Inc.(ö) 2,689 8,615
Daibiru Corp. 194,900 1,608
Daiwa House REIT Investment Corp.(ö) 1,707 4,170
Frontier Real Estate Investment Corp.(ö) 929 2,612
Global One Real Estate Investment
Corp.(ö) 3,177 2,665
GLP J-REIT(Æ)(ö) 4,576 5,147
Hulic REIT, Inc.(ö) 3,035 3,486
Japan Hotel REIT Investment Corp.(ö) 2,973 861
Japan Prime Realty Investment Corp.(ö) 97 291
Japan Rental Housing Investments, Inc.
(ö) 3,237 2,734
Japan Retail Fund Investment Corp.(ö) 1,270 1,434
Mitsubishi Estate Co., Ltd. 854,000 12,591
Mitsui Fudosan Co., Ltd. 585,200 10,123
Mitsui Fudosan Logistics Park, Inc.(ö) 544 2,298
MORI Hills REIT Investment Corp.
Class A(ö) 1,286 1,707
MORI Trust Hotel REIT, Inc.(ö) 2,359 1,784
MORI Trust Sogo REIT, Inc.(ö) 1,750 2,113
Nippon Building Fund, Inc.(ö) 629 4,226
Nippon REIT Investment Corp.(ö) 627 1,848
Premier Investment Corp.(ö) 1,272 1,398
Sumitomo Realty & Development Co.,
Ltd. 202,900 4,945
Tokyu Fudosan Holdings Corp. 300,900 1,440
XYMAX REIT Investment Corp.(ö) 1,345 1,049
79,145
Netherlands - 0.1%
Unibail-Rodamco-Westfield(ö) 12,149 691
Norway - 0.3%
Entra ASA(Þ) 147,081 1,752
Singapore - 3.1%
CapitaLand Mall Trust Class A(Æ)(ö) 126,300 159
CapitaLand, Ltd. 2,875,600 5,741
City Developments, Ltd. 487,700 2,472
Frasers Centrepoint Trust(ö) 79,900 124
Keppel DC REIT(ö) 2,062,000 3,287
Mapletree Industrial Trust(Æ)(ö) 1,816,600 3,072
Mapletree Logistics Trust(ö) 4,723,600 5,257
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,011,800 2,201
22,313
Spain - 0.2%
Arima Real Estate Socimi SA(Æ)(ö) 126,492 1,136
Inmobiliaria Colonial Socimi SA(ö) 26,872 255
Merlin Properties Socimi SA(ö) 30,977 234
1,625
Sweden - 1.8%
Castellum AB 253,923 4,298
Catena AB 37,497 1,094
Fabege AB 259,420 3,324

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fastighets AB Balder Class B(Æ) 106,189 3,815
12,531
Switzerland - 0.5%
PSP Swiss Property AG 9,672 1,210
Swiss Prime Site AG Class A 24,112 2,367
3,577
United Kingdom - 4.7%
Assura PLC(ö) 2,155,613 2,230
Big Yellow Group PLC(ö) 148,624 1,850
British Land Co. PLC (The)(ö) 421,807 1,755
Derwent London PLC(ö) 50,282 2,037
Grainger PLC 1,014,455 3,259
Great Portland Estates PLC(ö) 359,751 3,037
Hammerson PLC(ö) 214,575 205
Land Securities Group PLC(ö) 208,737 1,438
LondonMetric Property PLC(ö) 698,748 1,524
Safestore Holdings PLC(ö) 180,330 1,432
Segro PLC(ö) 809,250 7,653
The PRS REIT PLC(ö) 1,249,155 1,186
Tritax EuroBox PLC(Þ) 953,426 1,107
UNITE Group PLC (The)(ö) 379,930 3,773
Urban & Civic PLC 446,990 1,162
33,648
United States - 47.5%
Agree Realty Corp.(ö) 123,368 7,636
Alexandria Real Estate Equities, Inc.
(Ñ)(ö) 72,240 9,901
American Homes 4 Rent Class A(ö) 147,341 3,418
American Tower Corp.(ö) 21,997 4,790
Apartment Investment & Management
Co. Class A(ö) 118,820 4,177
Boyd Gaming Corp. 105,299 1,518
Brixmor Property Group, Inc.(ö) 242,621 2,305
Columbia Property Trust, Inc.(ö) 19,757 247
Cousins Properties, Inc.(ö) 169,010 4,947
Crown Castle International Corp.(ö) 18,492 2,670
Digital Realty Trust, Inc.(Ñ)(ö) 162,929 22,631
Duke Realty Corp.(ö) 115,452 3,738
EastGroup Properties, Inc.(ö) 33,887 3,541
Empire State Realty Trust, Inc. Class
A(ö) 237,342 2,127
Equinix, Inc.(Æ)(ö) 10,813 6,753
Equity LifeStyle Properties, Inc. Class
A(ö) 133,609 7,680
Equity Residential(ö) 269,356 16,622
Essential Properties Realty Trust, Inc.(ö) 186,663 2,438
Essex Property Trust, Inc.(ö) 49,292 10,856
Extra Space Storage, Inc.(ö) 144,810 13,867
Gaming and Leisure Properties, Inc.(ö) 82,242 2,279
Healthcare Trust of America, Inc. Class
A(ö) 119,718 2,907
Healthpeak Properties, Inc.(ö) 411,771 9,821
Highwoods Properties, Inc.(ö) 142,004 5,030
Hilton Worldwide Holdings, Inc. 40,067 2,734
Host Hotels & Resorts, Inc.(ö) 273,214 3,016
Hyatt Hotels Corp. Class A(Ñ) 25,009 1,198
Invitation Homes, Inc.(ö) 499,579 10,676
Jones Lang LaSalle, Inc. 19,023 1,921
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kilroy Realty Corp.(ö) 205,369 13,082
Kimco Realty Corp.(ö) 601,025 5,812
Life Storage, Inc.(Æ)(ö) 69,152 6,538
Medical Properties Trust, Inc.(ö) 494,527 8,550
Mid-America Apartment Communities,
Inc.(ö) 73,803 7,604
Omega Healthcare Investors, Inc.(ö) 47,763 1,268
Park Hotels & Resorts, Inc.(ö) 118,985 941
Prologis, Inc.(ö) 461,750 37,110
Public Storage(ö) 57,150 11,351
Realty Income Corp.(ö) 175,965 8,774
Regency Centers Corp.(ö) 118,052 4,537
Rexford Industrial Realty, Inc.(ö) 147,688 6,057
Ryman Hospitality Properties, Inc.(ö) 54,346 1,948
SBA Communications Corp.(ö) 4,464 1,205
Simon Property Group, Inc.(ö) 85,777 4,706
STORE Capital Corp.(ö) 142,117 2,575
Sun Communities, Inc.(ö) 30,898 3,858
UDR, Inc.(ö) 266,181 9,726
Ventas, Inc.(ö) 157,146 4,212
VEREIT, Inc.(ö) 722,844 3,535
VICI Properties, Inc.(Ñ)(ö) 311,913 5,190
Weingarten Realty Investors(ö) 65,332 943
Welltower, Inc.(ö) 381,000 17,442
338,408
Total Common Stocks
(cost $676,494) 633,722
Short-Term Investments - 8.8%
United States - 8.8%
U.S. Cash Management Fund(@) 62,583,193 (∞) 62,564
Total Short-Term Investments
(cost $62,581) 62,564
Other Securities - 4.9%
U.S. Cash Collateral Fund(x)(@) 35,110,725 (∞) 35,111
Total Other Securities
(cost $35,111) 35,111
Total Investments 102.7%
(identified cost $774,186) 731,397
Other Assets and Liabilities, Net
- (2.7%)
(19,109)
Net Assets - 100.0%
712,288

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.9%
Entra ASA 08/04/15 NOK 147,081 9.82 1,445
1,752
ESR Cayman, Ltd. 11/12/19 HKD 1,126,400 2.21 2,489
2,422
Instone Real Estate Group AG 03/28/19 EUR 65,506 23.02 1,508
1,046
Tritax EuroBox PLC 07/04/18 GBP 953,426 1.16 1,109
1,107
6,327
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,301 USD 35,725 06/20
1,235
FTSE/EPRA Europe Index Futures 574 EUR 10,366 06/20
546
Hang Seng Index Futures 23 HKD 27,278 04/20
78
MSCI Singapore Index Futures 100 SGD 2,814 04/20
(9)
S&P/TSX 60 Index Futures 16 CAD 2,605 06/20
162
SPI 200 Index Futures 26 AUD 3,321 06/20
104
TOPIX Index Futures 56 JPY 785,681 06/20
343
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,459
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Brown Brothers Harriman USD 319 AUD 515 06/17/20 (2)
Brown Brothers Harriman USD 251 CAD 350 06/17/20 (2)
Brown Brothers Harriman USD 1,218 EUR 1,091 06/17/20 (12)
Brown Brothers Harriman USD 72 HKD 560 04/02/20 —
Brown Brothers Harriman USD 188 HKD 1,458 06/17/20 —
Brown Brothers Harriman USD 1,383 JPY 149,468 04/02/20 7
Brown Brothers Harriman USD 749 JPY 80,487 06/17/20 2
Brown Brothers Harriman USD 280 SGD 398 06/17/20 1
Brown Brothers Harriman AUD 2,459 USD 1,501 04/02/20 (11)
Brown Brothers Harriman CHF 1,292 USD 1,338 04/02/20 (4)
Brown Brothers Harriman GBP 248 USD 307 04/02/20 (1)
Brown Brothers Harriman SGD 2,032 USD 1,425 04/02/20 (4)
Citigroup USD 383 AUD 588 06/17/20 (21)
Citigroup USD 363 CAD 499 06/17/20 (9)
Citigroup USD 1,901 EUR 1,680 06/17/20 (42)
Citigroup USD 339 HKD 2,630 06/17/20 1
Citigroup USD 1,310 JPY 137,196 06/17/20 (30)
Citigroup USD 365 SGD 509 06/17/20 (7)
Citigroup CAD 888 USD 632 04/02/20 1
Royal Bank of Canada USD 383 AUD 588 06/17/20 (21)
Royal Bank of Canada USD 924 AUD 1,554 06/17/20 31
Royal Bank of Canada USD 363 CAD 499 06/17/20 (8)
Royal Bank of Canada USD 771 CAD 1,115 06/17/20 22
Royal Bank of Canada USD 1,913 EUR 1,680 06/17/20 (54)
Royal Bank of Canada USD 6,180 EUR 5,710 06/17/20 135
Royal Bank of Canada USD 339 HKD 2,630 06/17/20 1
Royal Bank of Canada USD 2,378 HKD 18,455 06/17/20 1
Royal Bank of Canada USD 1,317 JPY 137,196 06/17/20 (37)
Royal Bank of Canada USD 3,322 JPY 367,674 06/17/20 109
Royal Bank of Canada USD 366 SGD 509 06/17/20 (8)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 73
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 1,048 SGD 1,515 06/17/20 19
Royal Bank of Canada AUD 416 USD 242 06/17/20 (14)
Royal Bank of Canada CAD 449 USD 312 06/17/20 (7)
Royal Bank of Canada EUR 1,659 USD 1,774 06/17/20 (61)
Royal Bank of Canada HKD 1,143 USD 147 06/17/20 —
Royal Bank of Canada JPY 59,329 USD 536 06/17/20 (18)
Royal Bank of Canada SGD 491 USD 338 06/17/20 (8)
Standard Chartered USD 384 AUD 588 06/17/20 (22)
Standard Chartered USD 363 CAD 499 06/17/20 (8)
Standard Chartered USD 1,911 EUR 1,680 06/17/20 (53)
Standard Chartered USD 339 HKD 2,630 06/17/20 1
Standard Chartered USD 1,315 JPY 137,196 06/17/20 (35)
Standard Chartered USD 366 SGD 509 06/17/20 (8)
State Street USD 1,197 EUR 1,087 04/02/20 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(174)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 18,181 $ —
$ —
$ 18,181
Austria — 1,558 —
—
1,558
Belgium — 6,760 —
—
6,760
Canada 15,491 — —
—
15,491
China 1,883 3,043 —
—
4,926
France — 9,521 —
—
9,521
Germany — 37,474 —
—
37,474
Hong Kong — 46,121 —
—
46,121
Japan — 79,145 —
—
79,145
Netherlands — 691 —
—
691
Norway — 1,752 —
—
1,752
Singapore — 22,313 —
—
22,313
Spain — 1,625 —
—
1,625
Sweden — 12,531 —
—
12,531
Switzerland 1,210 2,367 —
—
3,577
United Kingdom — 33,648 —
—
33,648
United States 338,408 — —
—
338,408
Short-Term Investments — — — 62,564 62,564
Other Securities — — — 35,111 35,111
Total Investments 356,992 276,730 — 97,675 731,397
Other Financial Instruments
Assets
Futures Contracts 2,468 — —
—
2,468
Foreign Currency Exchange Contracts 10 32 3 —
—
33 3
Liabilities
Futures Contracts (9) — —
—
(9)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts (20) (48 7 ) —
—
(50 7 )
Total Other Financial Instruments
*
$ 2,449 $ (164) $ — $ — $ 2,285
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2020, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
249,092
Healthcare ..............................................................................
48,631
Industrial ................................................................................
63,617
Internet Services & Infrastructure ...........................................
1,883
Lodging/Resorts ......................................................................
14,954
Manufactured Homes ..............................................................
11,538
Office ......................................................................................
64,293
Regional Malls ........................................................................
4,830
Residential ..............................................................................
106,187
Self-Storage .............................................................................
35,038
Shopping Centers ....................................................................
33,659
Short-Term Investments ..........................................................
62,564
Other Securities ......................................................................
35,111
Total Investments .................................................................... 731,397

Russell Investment Funds
Notes to Schedules of Investments — March 31, 2020 (Unaudited)
Notes to Schedules of Investments 75
Footnotes:
Abbreviations:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 0.000% rate is used as a placeholder.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
(ÿ ) Notional amount in thousands .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
(
ƕ
) Unfunded Loan Agreement .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Quarterly Report.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2020 (Unaudited)
76 Notes to Schedules of Investments
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — March 31, 2020 (Unaudited)
Notes to Quarterly Report 77
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
78 Notes to Quarterly Report
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
Notes to Quarterly Report 79
facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between
Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.
There were no transfers between Levels 1, 2 and 3 for the period ended March 31, 2020.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
80 Notes to Quarterly Report
basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
Notes to Quarterly Report 81
holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objective.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended March 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2020.
As of March 31, 2020, the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Cash Collateral for Forwards Due to Broker
Strategic Bond Fund $ 1,400,000 $ 60,000

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
82 Notes to Quarterly Report
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended March 31, 2020, the following Funds purchased or sold options primarily for the strategies listed below:
The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2020.
As of March 31, 2020, the Funds had no cash collateral balances in connection with options contracts purchased/sold.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended March 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2020.
As of March 31, 2020, the Funds had cash collateral balances in connection with futures contracts purchased /sold as follows:
Funds Strategies
Strategic Bond Fund Return enhancement and hedging
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Cash Collateral for Futures Due to Broker
U.S. Strategic Equity Fund $ 3,904,613 $ 4,475,703
U.S. Small Cap Equity Fund $ 619,173 $ —

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
Notes to Quarterly Report 83
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread.
Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of March 31, 2010, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified
Cash Collateral for Futures Due to Broker
International Developed Markets Fund $ 408,105 $ —
Strategic Bond Fund $ 9,472,491 $ —
Global Real Estate Securities Fund $ 4,472,360 $ —
Cash Collateral for Swaps Due to Broker
Strategic Bond Fund $ 14,810,764 $ 100,000

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
84 Notes to Quarterly Report
credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
Notes to Quarterly Report 85
in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended March 31, 2020, the Strategic Bond Fund entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2020.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended March 31, 2020, the Strategic Bond Fund entered into interest rate swaps primarily for the strategies listed below:
The Funds' period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2020.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended March 31, 2020, the Strategic Bond Fund entered into total return swaps primarily for the strategies listed below.
Funds Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Funds Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
86 Notes to Quarterly Report
The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2020.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended March 31, 2020, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of March 31, 2020, the Strategic Bond Fund had no unfunded loan commitments.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign
Funds Strategies
Strategic Bond Fund Exposing cash to markets

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
Notes to Quarterly Report 87
companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Fund typically expects to collateralize short sale transactions through the Fund’s reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Fund may also deliver cash to State Street for purposes of collateralizing its short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in the Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by the Fund, or failure to return the Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a)
maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of March 31, 2020, the market value of securities on loan through the reciprocal lending program for U.S. Small Cap Equity
Fund was $5,363,984.
As of March 31, 2020, the U.S. Small Cap Equity Fund held $8,430,426 as collateral for short sales.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
88 Notes to Quarterly Report
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of March 31, 2020, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
Notes to Quarterly Report 89
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
90 Notes to Quarterly Report
that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities

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Notes to Quarterly Report 91
are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of March 31, 2020, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2020 (Unaudited)
92 Notes to Quarterly Report
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of March 31, 2020, the Funds had invested
$210,803,522 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $50,811,684 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
Federal Income Taxes
At March 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security or as an illiquid and restricted security.
Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended March 31, 2020, there were no unfunded loan commitments held by the Fund.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:
On April 1, 2020 the Board declared dividends payable from net investment income. Dividends were paid on April 3, 2020, to shareholders of record effective with the opening of business on April 2, 2020.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 4 22,408,040 $ 201,237,481 $ 365,357,392
Unrealized Appreciation
$ 34,923,278 $ 11,994,395 $ 12,853,686
Unrealized Depreciation
(57,603,271) (54,115,820) (99,620,225)
Net Unrealized Appreciation (Depreciation)
$ (22,679,993) $ (42,121,425) $ (86,766,539)
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 882,696,307 $ 823,636,396
Unrealized Appreciation
$ 75,173,571 $ 114,264,889
Unrealized Depreciation
(88,553,538) (204,208,311)
Net Unrealized Appreciation (Depreciation)
$ (13,379,967) $ (89,943,422)

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495